Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MPG Office Trust, Inc.
Entity Central Index Key	0001204560
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		57,251,631
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 114,058,340

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Land	$ 186,196	$ 248,835
Acquired ground leases	0	55,801
Buildings and improvements	1,239,069	1,930,516
Land held for development	45,155	63,938
Tenant improvements	237,118	285,700
Furniture, fixtures and equipment	2,032	2,190
Investments in real estate, cost	1,709,570	2,586,980
Less: accumulated depreciation	(541,614)	(659,408)
Investments in real estate, net	1,167,956	1,927,572
Cash and cash equivalents	151,664	117,969
Restricted cash	40,810	74,387
Rents and other receivables, net	1,037	4,796
Deferred rents	45,834	54,663
Deferred leasing costs and value of in-place leases, net	50,470	71,696
Deferred loan costs, net	6,777	10,056
Other assets	2,311	7,252
Assets associated with real estate held for sale	0	14,000
Total assets	1,466,859	2,282,391
Liabilities:
Mortgage loans	1,949,739	3,045,995
Accounts payable and other liabilities	30,313	140,212
Acquired below-market leases, net	5,129	24,110
Total liabilities	1,985,181	3,210,317
Stockholders��� Deficit:
7.625% Series A Cumulative Redeemable Preferred Stock, $0.01 par value, $25.00 liquidation preference, 50,000,000 shares authorized; 9,730,370 shares issued and outstanding as of December 31, 2012 and 2011	97	97
Common stock, $0.01 par value, 100,000,000 shares authorized; 57,199,596 and 50,752,941 shares issued and outstanding as of December 31, 2012 and 2011, respectively	572	508
Additional paid-in capital	608,588	703,436
Accumulated deficit and dividends	(1,121,667)	(1,504,759)
Accumulated other comprehensive income (loss)	542	(15,166)
Total stockholders��� deficit	(511,868)	(815,884)
Noncontrolling Interests:
Accumulated deficit and dividends	(6,454)	(118,049)
Accumulated other comprehensive income	0	6,007
Total noncontrolling interests	(6,454)	(112,042)
Total deficit	(518,322)	(927,926)
Total liabilities and deficit	$ 1,466,859	$ 2,282,391

Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders��� Deficit:
Preferred Stock Features	7.625% Series A Cumulative Redeemable Preferred Stock	7.625% Series A Cumulative Redeemable Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation preference	$ 25	$ 25
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	9,730,370	9,730,370
Preferred stock, shares outstanding	9,730,370	9,730,370
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	57,199,596	50,752,941
Common stock, shares outstanding	57,199,596	50,752,941

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental	$ 99,383	$ 110,105	$ 112,026
Tenant reimbursements	50,901	53,639	54,442
Parking	22,704	22,760	23,323
Management, leasing and development services	2,412	6,811	4,669
Interest and other	15,120	1,764	688
Total revenue	190,520	195,079	195,148
Expenses:
Rental property operating and maintenance	43,255	42,310	42,351
Real estate taxes	15,491	15,430	14,979
Parking	6,070	6,241	6,855
General and administrative	24,336	24,166	23,103
Other expense	4,751	1,892	1,324
Depreciation and amortization	48,516	51,696	53,136
Impairment of long-lived assets	2,121	0	0
Interest	96,354	103,727	105,346
Total expenses	240,894	245,462	247,094
Loss from continuing operations before equity in net income of unconsolidated joint venture, gain on sale of interest in unconsolidated joint venture and gain on sale of real estate	(50,374)	(50,383)	(51,946)
Equity in net income of unconsolidated joint venture	14,341	74	905
Gain on sale of interest in unconsolidated joint venture	50,051	0	0
Gain on sale of real estate	0	0	16,591
Income (loss) from continuing operations	14,018	(50,309)	(34,450)
Discontinued Operations:
Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,043)	(115,688)	(334,306)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	382,100	148,536	(163,488)
Net income (loss)	396,118	98,227	(197,938)
Net (income) loss attributable to common units of the Operating Partnership	(11,864)	(9,208)	25,926
Net income (loss) attributable to MPG Office Trust, Inc.	384,254	89,019	(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	2,780	0
Net income (loss) available to common stockholders	365,704	72,993	(191,076)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ (0.04)	$ (1.18)	$ (0.97)
Income (loss) from discontinued operations	$ 6.81	$ 2.65	$ (2.95)
Net income (loss) available to common stockholders per share ��� basic	$ 6.77	$ 1.47	$ (3.92)
Weighted average number of common shares outstanding ��� basic	54,043,655	49,682,202	48,770,326
Diluted income (loss) per common share:
Income (loss) from continuing operations	$ (0.04)	$ (1.18)	$ (0.97)
Income (loss) from discontinued operations	$ 6.75	$ 2.65	$ (2.95)
Net income (loss) available to common stockholders per share ��� diluted	$ 6.71	$ 1.47	$ (3.92)
Weighted average number of common and common equivalent shares ��� diluted	54,531,562	49,682,202	48,770,326
Amounts attributable to MPG Office Trust, Inc.:
Income (loss) from continuing operations	16,225	(42,404)	(27,994)
Income (loss) from discontinued operations	368,029	131,423	(144,018)
Net income (loss) attributable to MPG Office Trust, Inc.	$ 384,254	$ 89,019	$ (172,012)

Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 396,118	$ 98,227	$ (197,938)
Other comprehensive income:
Derivative holding gains, net	13,325	20,443	7,788
Reclassification adjustments included in net income (loss)	(1,450)	(4,750)	365
Other comprehensive income	11,875	15,693	8,153
Balance	542	(15,166)
Comprehensive income (loss)	407,993	113,920	(189,785)
Comprehensive (income) loss attributable to common units of the Operating Partnership	(13,909)	(13,139)	22,665
Comprehensive income (loss) attributable to MPG Office Trust, Inc.	$ 394,084	$ 100,781	$ (167,120)

Consolidated Statements of Deficit (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2009 Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2012 Accumulated Deficit and Dividends	Dec. 31, 2011 Accumulated Deficit and Dividends	Dec. 31, 2010 Accumulated Deficit and Dividends	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2010 Noncontrolling Interests
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Balance	$ (927,926)	$ (1,045,522)	$ (856,977)	$ 100	$ 97	$ 100	$ 508	$ 489	$ 480	$ 703,436	$ 702,556	$ 701,781	$ (1,504,759)	$ (1,594,407)	$ (1,420,092)	$ (15,166)	$ (29,079)	$ (36,289)	$ (112,042)	$ (125,181)	$ (102,957)
Preferred stock, shares outstanding	9,730,370			10,000,000	9,730,370	10,000,000
Common stock, shares outstanding	50,752,941						50,752,941	48,925,499	47,964,605
Net income (loss)	396,118	98,227	(197,938)										384,254	89,019	(172,012)				11,864	9,208	(25,926)
Adjustment for preferred dividends not declared	0	0	0										(1,162)	(2,151)	(2,303)				1,162	2,151	2,303
Other comprehensive income	11,875	15,693	8,153													10,992	13,913	7,195	883	1,780	958
Share-based compensation	1,924	4,422	975				2	8	8	1,922	4,414	967
Share-based compensation - shares							297,912	775,609	859,171
Repurchase of common stock	(313)	(746)	265				(1)	(3)	(1)	(312)	(743)	266
Repurchase of common stock - shares							(127,508)	(338,745)	(126,073)
Exchange of preferred stock		0		(3)				14			(2,791)			2,780
Exchange of preferred stock - shares				(269,630)				1,390,578
Redemption of common units of the Operating Partnership	0		0				63		2	(96,458)		(458)				4,716		15	91,679		441
Repurchase of common units of the Operating Partnership - shares							6,276,251		227,796
Balance	$ (518,322)	$ (927,926)	$ (1,045,522)	$ 97	$ 97	$ 100	$ 572	$ 508	$ 489	$ 608,588	$ 703,436	$ 702,556	$ (1,121,667)	$ (1,504,759)	$ (1,594,407)	$ 542	$ (15,166)	$ (29,079)	$ (6,454)	$ (112,042)	$ (125,181)
Preferred stock, shares outstanding	9,730,370	9,730,370		9,730,370	9,730,370	10,000,000
Common stock, shares outstanding	57,199,596	50,752,941					57,199,596	50,752,941	48,925,499

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 396,118	$ 98,227	$ (197,938)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (including discontinued operations):
Equity in net income of unconsolidated joint venture	(14,341)	(74)	(905)
Gain on sale of interest in unconsolidated joint venture	(50,051)	0	0
Depreciation and amortization	78,325	103,179	128,351
Impairment of long-lived assets	2,121	23,218	233,399
Gains on settlement of debt	(333,201)	(190,380)	(156,129)
Gains on sale of real estate	(106,942)	(73,844)	(31,280)
Loss from early extinguishment of debt	0	399	485
Deferred rent expense	1,556	2,068	2,045
Provision for doubtful accounts	1,161	1,500	2,116
Revenue recognized related to acquired below-market leases, net of acquired above-market leases	(8,012)	(11,636)	(18,333)
Straight line rent	(1,738)	(881)	(4,705)
Compensation cost for share-based awards, net	2,291	4,238	2,106
Amortization of deferred financing costs	4,366	5,237	6,275
Unrealized (gain) loss due to hedge ineffectiveness	(792)	(1,222)	2,200
Changes in assets and liabilities:
Rents and other receivables	(3,975)	(2,570)	(977)
Deferred leasing costs	(5,650)	(8,207)	(15,070)
Other assets	370	3,194	2,152
Accounts payable and other liabilities	44,620	23,497	68,253
Net cash provided by (used in) operating activities	6,226	(24,057)	22,045
Cash flows from investing activities:
Proceeds from sale of interest in unconsolidated joint venture	42,067	0	0
Proceeds from dispositions of real estate	20,950	136,506	331,883
Distributions received from (investment in) unconsolidated joint venture	27,029	(620)	0
Expenditures for improvements to real estate	(14,878)	(11,758)	(20,649)
(Increase) decrease in restricted cash	(10,793)	63,110	6,358
Net cash provided by investing activities	64,375	187,238	317,592
Cash flows from financing activities:
Proceeds from mortgage loans	0	45,000	0
Proceeds from construction loans	0	0	2,781
Principal payments on mortgage loans	(35,543)	(120,072)	(326,737)
Principal payments on construction loans	0	0	(50,819)
Principal payments on unsecured term loan	0	(15,000)	(7,420)
Principal payments on capital leases	(297)	(522)	(1,146)
Payment of loan costs	(1,071)	(1,449)	(418)
Other financing activities	5	(33)	4
Net cash used in financing activities	(36,906)	(92,076)	(383,755)
Net change in cash and cash equivalents	33,695	71,105	(44,118)
Cash and cash equivalents at beginning of year	117,969	46,864	90,982
Cash and cash equivalents at end of year	151,664	117,969	46,864
Supplemental disclosure of cash flow information:
Cash paid for interest	121,848	188,731	188,646
Cash paid for income taxes	1,792	1,550	925
Supplemental disclosure of non-cash investing and financing activities:
Mortgage loans and related interest satisfied in connection with foreclosure	1,067,506	0	0
Mortgage loan and related interest satisfied in connection with deed-in-lieu of foreclosure	109,599	0	24,500
Buyer assumption of mortgage loans secured by disposed properties	0	184,665	150,274
Mortgage loan and related interest satisfied in connection with transfer of deed	0	181,083	0
Debt and related interest forgiven by lender	0	123,929	156,129
Increase in fair value of interest rate swap	13,325	20,443	7,788
Fair value of common stock issued in redemption of noncontrolling common units of the Operating Partnership	15,248	0	510
Fair value of common stock issued in redemption of Series A preferred stock	0	4,995	0
Accrual for cash-settled equity awards	386	0	0
Accrual for real estate improvements and purchases of furniture, fixtures, and equipment	$ 0	$ 86	$ 621

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business

As used in these consolidated financial statements and related notes, the terms “MPG Office Trust,” the “Company,” “us,” “we” and “our” refer to MPG Office Trust, Inc. We are a self-administered and self-managed real estate investment trust (“REIT”), and we operate as a REIT for federal income tax purposes. We are the largest owner and operator of Class A office properties in the Los Angeles Central Business District (“LACBD”).

Through our controlling interest in MPG Office, L.P. (the “Operating Partnership”), of which we are the sole general partner and hold an approximate 99.7% interest, and the subsidiaries of the Operating Partnership, including MPG TRS Holdings II, Inc. and MPG Office Trust Services, Inc. and its subsidiaries (collectively known as the “Services Companies”), we own, manage and lease real estate located primarily in the greater Los Angeles area of California. This real estate primarily consists of office properties, parking garages and land parcels.

As of December 31, 2012, the Operating Partnership indirectly owns six office properties, and on- and off-site parking garages (the “Total Portfolio”). We hold an approximate 99.7% interest in the Operating Partnership, and therefore do not completely own the Total Portfolio. The aggregate square footage of the Total Portfolio has not been reduced to reflect our limited partners’ 0.3% share of the Operating Partnership.

As of December 31, 2012, the Total Portfolio included the following:

•	Five office properties located in the LACBD totaling 6.4 million square feet that were 78.4% leased;

•	One office property located in Pasadena, California totaling 0.2 million square feet that was 100.0% leased; and

•	Parking garages located in the LACBD totaling 2.6 million square feet, which accommodate 8,057 vehicles.

We directly manage the properties in the Total Portfolio through the Operating Partnership and/or the Services Companies. We receive income primarily from rental revenue (including tenant reimbursements) from our office properties, and to a lesser extent, from our parking garages.

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement pursuant to which a newly formed fund controlled by Brookfield Office Properties Inc. (“Brookfield”) agreed to acquire the Company. The merger transaction was approved by the Company’s common stockholders on July 17, 2013. At the closing of the transaction, the Company’s common stockholders will receive merger consideration of $3.15 in cash per share, without interest and less any required withholding tax. The Company expects the merger to close in the third quarter of 2013, following fulfillment of the conditions to closing, including receipt of required lender consents. See Note 21 “Subsequent Events.”

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of MPG Office Trust, Inc., the Operating Partnership and the wholly owned subsidiaries of the Operating Partnership. All majority-owned subsidiaries are consolidated and included in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain amounts in the consolidated statements of operations for prior periods have been reclassified to reflect the activity of discontinued operations.

Effective December 31, 2012, we adopted the provisions of Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. We elected to present this information as a single note to the financial statements. See Note 8 “Accumulated Other Comprehensive Income (Loss).” The adoption had no impact on our previously reported earnings or earnings per share.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could ultimately differ from those estimates.

Liquidity

Our business requires continued access to adequate cash to fund our liquidity needs. Over the last several years, we have maintained our liquidity position through secured debt financings, cash-generating asset sales and asset dispositions at or below the debt in cooperation with our lenders, as well as reductions in leasing costs, discretionary capital expenditures, property operating expenses, and general and administrative expenses.

The following are our potential sources of liquidity:

•	Unrestricted and restricted cash;

•	Cash generated from operations;

•	Asset dispositions;

•	Proceeds from public or private issuance of debt or equity securities;

•	Cash generated from the contribution of existing assets to joint ventures; and/or

•	Proceeds from additional secured or unsecured debt financings.

We are working to address challenges to our liquidity position, particularly debt maturities, leasing costs and capital expenditures. We do not currently have committed sources of cash adequate to fund all of our potential needs, including our 2013 debt maturities. If we are unable to raise additional capital or sell assets, we may face challenges in repaying, extending or refinancing our existing debt, including our debt maturities, on favorable terms or at all, and we may be forced to give back assets to the relevant mortgage lenders. While we believe that access to future sources of significant cash will be challenging, we believe that we will have access to some of the liquidity sources identified above and that those sources will be sufficient to meet our near-term liquidity needs. On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage and received net proceeds of $103.0 million, a portion of which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. Additionally, on July 18, 2013, we sold Plaza Las Fuentes and received net proceeds of approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

Future sources of significant cash are essential to our liquidity and financial position, and if we are unable to generate adequate cash from these sources we will have liquidity-related problems and will be exposed to material risks. In addition, our inability to secure adequate sources of liquidity could lead to our eventual insolvency.

Potential Sources of Liquidity—

Asset Dispositions—

During the past several years, we have systematically disposed of assets in order to (1) preserve cash through the disposition of properties with current or projected negative cash flow and/or other potential near-term cash outlay requirements (including debt maturities) and (2) generate cash through the disposition of strategically-identified non-core properties with positive equity value. We may dispose of additional assets in the future in order to generate cash. However, we have a limited number of assets remaining that could be sold to generate net cash proceeds. If we choose to pursue such a disposition, we cannot assure you that such a disposition could be completed in a timely manner or on terms acceptable to us.

Dispositions Subsequent to December 31, 2012—

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage and received net proceeds of $103.0 million, a portion of which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

On July 18, 2013, we sold Plaza Las Fuentes and received net proceeds of approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

Proceeds from Additional Secured or Unsecured Debt Financings—

We do not currently have arrangements for any future secured debt financings and do not expect to obtain any secured debt financings in the near term that will generate net cash proceeds. We currently do not believe that we will be able to address challenges to our liquidity position (particularly debt maturities, leasing costs and capital expenditures) through future secured debt financings that generate net cash proceeds. However, we may seek to extend the maturity dates of certain secured debt financing encumbering our properties as they come due. Additionally, we do not believe that we will be able to obtain any significant unsecured debt financings on terms acceptable to us in the near future.

Potential Uses of Liquidity—

The following are the significant potential uses of our cash in the near term:

Payments in Connection with Loans—

Debt Service. As of December 31, 2012, we had $1.9 billion of debt. Our substantial indebtedness requires us to use a material portion of our cash flow to service principal and interest on our debt, which limits the cash flow available for other business expenses and opportunities. The lockbox and cash management arrangements contained in our loan agreements require that substantially all of the income generated by our special purpose property-owning subsidiaries be deposited directly into lockbox accounts and then swept into cash management accounts for the benefit of our lenders. Cash is distributed to us only after funding of improvement, leasing and maintenance reserves (as applicable) and the payment of debt service, insurance, taxes, operating expenses, and extraordinary capital expenditures and leasing expenses. In addition, excess operating cash flow from KPMG Tower is being swept by the lender to fund capital expenditure and leasing reserves and to reduce the principal balance of the mortgage loan. As of December 31, 2012, we had fully funded the $1.5 million capital expenditure reserve and funded $10.0 million into the leasing reserve. During 2012, no excess operating cash flow was applied by the lender to reduce the principal balance of the KPMG Tower mortgage loan.

During 2012, we made debt service payments totaling $113.3 million, and the respective special servicers applied $9.1 million of restricted cash held at the property level to pay contractual interest on the mortgage loans secured by Two California Plaza, 500 Orange Tower and 3800 Chapman (due to the default status of the loans prior to the properties’ dispositions). We made no debt service payments with unrestricted cash during 2012 related to defaulted mortgages subsequent to the applicable default date.

Principal Payment Obligations. As our debt matures, our principal payment obligations present significant future cash requirements. We may not be able to successfully extend, refinance or repay our debt depending upon a number of factors, including property valuations, availability of credit, lending standards and economic conditions. We do not have any committed financing sources available to refinance our debt as it matures.

As of December 31, 2012, a summary of our debt maturing in 2013 is as follows (in millions):

KPMG Tower	$365.0
777 Tower	273.0
US Bank Tower (1)	260.0
Principal payable at maturity	$898.0
__________

(1)
On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Our KPMG Tower and 777 Tower mortgage loans mature on October 9, 2013 and November 1, 2013, respectively. We do not have a commitment from the lenders to extend the maturity dates of these loans. The loans may require a paydown upon extension or refinancing (depending on market conditions), funding of additional reserve amounts, or both. We may use cash on hand, including the net proceeds from the sale of US Bank Tower and Plaza Las Fuentes, to make any such payments. If we are unable or unwilling to use cash on hand to make such payments, we may face challenges in repaying, extending or refinancing these loans on favorable terms or at all, and we may be forced to give back the assets to the lenders.

Payments to Extend, Refinance, Modify or Exit Loans. We continue to have limited unrestricted cash. Upcoming debt maturities present cash obligations that the relevant special purpose property‑owning subsidiary obligor may not be able to satisfy. For assets that we do not or cannot dispose of and for which the relevant special purpose property-owning subsidiary is unable or unwilling to fund the resulting obligations, we may seek to extend or refinance the applicable loans or may default upon such loans. Recently, extending or refinancing loans has required principal paydowns, the funding of additional reserve amounts and the payment of certain fees to, and expenses of, the applicable lenders. In addition, lenders may impose cash flow restrictions in connection with refinancings, such as cash flow sweeps and lockboxes. These fees and cash flow restrictions will affect our ability to fund our other uses. The terms of the extensions or refinancings may also include significantly restrictive operational and financial covenants. The default by the relevant special purpose property-owning subsidiary obligor upon any such loans could result in foreclosure of the property.

Investments in Real Estate

Impairment Evaluation—

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “FASB Codification”) Topic 360, Property, Plant, and Equipment, we assess whether there has been impairment in the value of our investments in real estate whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. We evaluate our investments in real estate for impairment on an asset-by-asset basis. Indicators of potential impairment include the following:

•	Change in strategy resulting in an increased or decreased holding period;

•	Low or declining occupancy levels;

•	Deterioration of the rental market as evidenced by rent decreases over numerous quarters;

•	Properties adjacent to or located in the same submarket as those with recent impairment issues;

•	Significant decrease in market price;

•	Tenant financial problems; and/or

•	Experience of our competitors in the same submarket.

An impairment charge is recorded when the estimated fair value of an asset is less than its carrying value. The estimated fair value of the asset becomes its new cost basis. For a depreciable long‑lived asset, the new cost basis will be depreciated or amortized over the remaining useful life of that asset.

During 2012, we performed impairment analyses of our properties that showed indications of potential impairment based on the indicators described above. As a result of these analyses, one property was written down to its estimated fair value, resulting in a $2.1 million impairment charge recorded as part of continuing operations. See Note 13 “Fair Value Measurements.”

The assessment as to whether our investments in real estate are impaired is highly subjective. The calculations involve management’s best estimate of the holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods and capital requirements for each property. A change in any one or more of these factors could materially impact whether a property is impaired as of any given valuation date.

One of the more significant assumptions is probability weighting whereby management may contemplate more than one holding period in its test for impairment. These scenarios can include long-, intermediate- and short-term holding periods which are probability weighted based on management’s best estimate of the likelihood of such a holding period as of the valuation date. A shift in the probability weighting towards a shorter hold scenario can increase the likelihood of impairment. For example, management may weight the holding period for a specific asset based on a 3-, 5- and 10-year hold with probability weighting of 50%, 20% and 30%, respectively. A change in those holding periods and/or a change in the probability weighting for the specific assets could result in a future impairment. As an example of the sensitivity of these estimates, if the holding period and probability weighting of assets that were being evaluated for Step Two impairment as of December 31, 2012 were changed, there would have been no impairment charge, using a 100% probability weighting of a 10-year hold period, and an approximately $30 million impairment charge, using a 100% probability weighting of a short-term hold period, with all other factors being held constant. Many factors may influence management’s estimate of holding periods, including market conditions, accessibility of capital and credit markets and recent sales activity of properties in the same submarket, our liquidity and net proceeds generated or expected to be generated by asset dispositions or lack thereof, among others. These conditions may change in a relatively short period of time, especially in light of our limited liquidity and the current economic environment.

Based on continuing input from our board of directors and as our business continues to evolve and we work through various alternatives with respect to certain assets, holding periods may be modified and result in additional impairment charges. Continued declines in the market value of commercial real estate also increase the risk of future impairment. As a result, key assumptions used in testing the recoverability of our investments in real estate, particularly with respect to holding periods, can change period-over-period.

Assets Developed—

We capitalize direct project costs that are clearly associated with the development and construction of real estate projects as a component of land held for development in the consolidated balance sheet. Additionally, we capitalize interest and loan fees related to construction loans, real estate taxes, general and administrative expenses that are directly associated with and incremental to our development activities and other costs, including corporate interest, during the pre-development, construction and lease-up phases of real estate projects.

We capitalized $2.2 million of interest expense and $0.3 million of indirect project costs in connection with our development properties during 2010. There were no costs capitalized during 2011 or 2012.

We cease capitalization on development properties when (1) the property has reached stabilization, (2) one year after cessation of major construction activities, or (3) if activities necessary to prepare the property for its intended use have been suspended. For development properties with extended lease-up periods, we cease capitalization and begin depreciation on the portion of the property on which we have begun recognizing revenue.

Discontinued Operations—

The revenue, expenses, impairment and/or gain on sale of operating properties that meet the applicable criteria are reported as discontinued operations in the consolidated statement of operations from the date the property was acquired or placed in service through the date of disposition. A gain on sale, if any, is recognized in the period the property is disposed.

In determining whether to report the results of operations, impairment and/or gain on sale of operating properties as discontinued operations, we evaluate whether we have any significant continuing involvement in the operations, leasing or management of the property after disposition. If we determine that we have significant continuing involvement after disposition, we report the revenue, expenses, impairment and/or gain on sale as part of continuing operations.

We classify properties as held for sale when certain criteria set forth in the Long-Lived Assets Classified as Held for Sale Subsections of FASB Codification Topic 360 are met. At that time, we present the assets and liabilities of the property held for sale separately in the consolidated balance sheet. We cease recording depreciation and amortization expense at the time a property is classified as held for sale. Properties held for sale are reported at the lower of their carrying amount or their estimated fair value, less estimated costs to sell. As of December 31, 2012, none of our properties were classified as held for sale. As of December 31, 2011, land held for development at San Diego Tech Center was classified as held for sale.

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage, and on July 18, 2013, we sold Plaza Las Fuentes. We have restated the consolidated statements of operations for 2012, 2011 and 2010 to reflect the results of operations of US Bank Tower, the Westlawn off-site parking garage and Plaza Las Fuentes as discontinued operations. See Note 21 “Subsequent Events.”

Useful Lives—

Improvements and replacements are capitalized when they extend the useful life, increase capacity or improve the efficiency of the asset. Repairs and maintenance are charged to expense in the consolidated statement of operations as incurred. Depreciation and amortization are recorded on a straight-line basis over the following estimated useful lives:

•	Buildings and improvements	25 to 50 years

•	Acquired ground leases	Remaining life of the related lease as of the date of assumption of the lease

•	Tenant improvements	Shorter of the estimated useful life or lease term

•	Furniture, fixtures and equipment	5 years

Depreciation expense, including discontinued operations, related to our investments in real estate during 2012, 2011 and 2010 was $62.6 million, $82.3 million and $103.0 million, respectively.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less when acquired. Such investments are stated at cost, which approximates market value.

Cash and cash equivalents are deposited with financial institutions that we believe are creditworthy. Cash is invested with quality federally insured institutions that are members of the Federal Deposit Insurance Corporation (“FDIC”). Cash balances with institutions may be in excess of federally insured limits or may be invested in time deposits that are not insured by the institution, the FDIC, or any other government agency. We have not realized any losses on such cash investments and we believe that these investments are not exposed to any significant credit risk.

Restricted Cash

Restricted cash consists primarily of deposits for tenant improvements and leasing commissions, real estate taxes and insurance reserves, debt service reserves and other items as required by our loan agreements as well as collateral accounts required by our interest rate swap counterparty.

Rents and Other Receivables, Net

Rents and other receivables are presented net of an allowance for doubtful accounts of $0.8 million and $2.4 million as of December 31, 2012 and 2011, respectively. During 2012, 2011 and 2010, we recorded a provision for doubtful accounts of $1.2 million, $1.5 million and $2.1 million, respectively.

We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of tenants to make required payments. The computation of this allowance is based on the tenants’ payment history and current credit status, as well certain industry or specific credit considerations. If estimates of collectability differ from the cash received, then the timing and amount of our reported revenue could be impacted. When circumstances arise, such as the bankruptcy filing of a tenant, the allowance is reviewed for adequacy and adjusted to reflect the change in the estimated amount to be received from the tenant.

Deferred Leasing Costs

Deferred leasing commissions and other direct costs associated with the acquisition of tenants (including direct internal costs) are capitalized and amortized on a straight-line basis over the term of the related leases. Deferred leasing costs also include the net carrying value of acquired in-place leases and tenant relationships.

Acquired Lease Intangibles

Above-market lease values are amortized as a reduction of rental revenue in the consolidated statement of operations over the remaining non-cancelable term of the related leases while below-market lease values, also referred to as acquired lease obligations, are amortized as an increase to rental revenue in the consolidated statement of operations over the initial term of the related leases and any below‑market fixed-rate renewal periods.

The value of in-place leases, exclusive of the value of above-market in-place leases, is amortized over the remaining non-cancelable period of the related leases and is included in depreciation and amortization in the consolidated statement of operations.

Deferred Loan Costs

Loan costs are capitalized and amortized to interest expense on a straight-line basis over the term of the related loans. Deferred loan costs are written off when it is probable that we will be unable to or do not intend to cure the default. During 2012, 2011 and 2010, we wrote off $1.1 million, $1.8 million and $1.3 million, respectively, of deferred loan costs to interest expense as part of discontinued operations related to defaulted mortgage loans.

Other Assets

Other assets include prepaid expenses, interest receivable, deposits, corporate-related furniture and fixtures (net of accumulated depreciation) and other miscellaneous assets.

Investment in Unconsolidated Joint Venture

Our investment in unconsolidated joint venture was accounted for under the equity method of accounting because we exercised significant influence over, but did not control, the joint venture. We evaluated our investment in the joint venture and concluded that it was not a variable interest entity. Our partner had substantive participating rights, including approval of and participation in setting operating budgets and strategic plans, capital spending, and sale or financing transactions. Accordingly, we concluded that the equity method of accounting was appropriate. Our investment in joint venture was recorded initially at cost and was subsequently adjusted for our proportionate share of net earnings or losses, cash contributions made and distributions received and other adjustments, as appropriate, through December 21, 2012, the date we disposed of our interest in the joint venture. See Note 4 “Investment in Unconsolidated Joint Venture.” Any difference between the carrying amount of the investment in the consolidated balance sheet and the underlying equity in net assets was amortized as an adjustment to equity in earnings or loss of the joint venture over 40 years. We recorded distributions of operating profit from the joint venture as part of operating activities and distributions related to a capital transaction, such as a refinancing transaction or sale, as investing activities in the consolidated statement of cash flows.

We were not obligated to recognize our share of losses from the joint venture in excess of our basis pursuant to the provisions of Real Estate Investments—Equity Method and Joint Ventures Subsections of FASB Codification Topic 970, Real Estate—General. Accordingly, we did not record losses of $2.5 million during 2011 in the consolidated statement of operations because our basis in the joint venture had been reduced to zero.

Fees and commissions earned from the joint venture are included in management, leasing and development services in the consolidated statement of operations. Balances due from the joint venture were included in other assets in the consolidated balance sheet as of December 31, 2011.

Accounts Payable and Other Liabilities

Accounts payable and other liabilities include accounts payable, accrued expenses, prepaid tenant rents and accrued interest payable.

Derivative Financial Instruments

Interest rate fluctuations may impact our results of operations and cash flow. Some of our mortgage loans bear interest at a variable rate. We do not trade in financial instruments for speculative purposes. Our derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of cash flow hedges is initially reported in accumulated other comprehensive income (loss) in the consolidated balance sheet and is recognized as part of interest expense in the consolidated statement of operations when the hedged transaction affects earnings. The ineffective portion of changes in the fair value of cash flow hedges is recognized as part of interest expense in the consolidated statement of operations in the current period.

Revenue Recognition

We commence revenue recognition on our leases based on a number of factors. In most cases, revenue recognition begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, this occurs on the lease commencement date. In determining what constitutes the leased asset, we evaluate whether we or the lessee is the owner, for accounting purposes, of the tenant improvements. If we are the owner, for accounting purposes, of the tenant improvements, then the leased asset is the finished space and revenue recognition begins when the lessee takes possession of the finished space, typically when the improvements are substantially complete. If we conclude we are not the owner, for accounting purposes, of the tenant improvements (the lessee is the owner), then the leased asset is the unimproved space and any tenant improvement allowances funded under the lease are treated as lease incentives which reduce revenue recognized over the term of the lease. In these circumstances, we begin revenue recognition when the lessee takes possession of the unimproved space for the lessee to construct improvements. The determination of who is the owner, for accounting purposes, of the tenant improvements determines the nature of the leased asset and when revenue recognition under a lease begins. We consider a number of different factors to evaluate whether we or the lessee is the owner of the tenant improvements for accounting purposes. These factors include:

•	Whether the lease stipulates how and on what a tenant improvement allowance may be spent;

•	Whether the tenant or landlord retain legal title to the improvements;

•	The uniqueness of the improvements;

•	The expected economic life of the tenant improvements relative to the length of the lease; and

•	Who constructs or directs the construction of the improvements.

The determination of who owns the tenant improvements, for accounting purposes, is subject to significant judgment. In making that determination we consider all of the above factors. However, no one factor is determinative in reaching a conclusion.

All tenant leases are classified as operating leases, and minimum rents are recognized on a straight-line basis over the terms of the leases. The excess of rents recognized over amounts contractually due, pursuant to the underlying leases, is included in deferred rents, and contractually due but unpaid rents are included in rents and other receivables, net in the consolidated balance sheet.

Tenant reimbursements for real estate taxes, common area maintenance and other recoverable costs are recognized in the period that the expenses are incurred.

Parking revenue is recognized in the period earned.

Property management fees are based on a percentage of the revenue earned by a property under management and are recorded on a monthly basis as earned. Lease commission revenue is recognized when legally earned under the provisions of the underlying lease commission agreement with the landlord. Revenue recognition generally occurs 50% upon lease signing, when the first half of the lease commission becomes legally payable with no right of refund, and 50% upon tenant move-in, when the second half of the lease commission becomes legally payable with no right of refund. Development fees are recognized as the real estate development services are rendered using the percentage-of-completion method of accounting.

Lease termination fees, which are included as part of interest and other in the consolidated statement of operations, are recognized when the related leases are canceled, the leased space has been vacated, we have no continuing obligation to provide services to such former tenants and collectability is reasonably assured. Upon a tenant’s agreement to terminate a lease early, we accelerate the depreciation and amortization of the remaining unamortized assets associated with the tenant through the termination date. However, if we expect a loss on early lease termination, the remaining unamortized assets and/or liabilities related to the tenant are recognized in the consolidated statement of operations immediately as part of depreciation and amortization.

Loss from Early Extinguishment of Debt

We incur prepayment penalties, exit fees and/or defeasance costs when we repay or defease our mortgage loans. These costs, along with the writeoff of unamortized loan costs and loan premiums or discounts, are recorded as a loss from early extinguishment of debt in the consolidated statement of operations.

Gain on Sale of Real Estate

A gain on the disposition of real estate is recorded when the recognition criteria in the Real Estate Sales Subsections of FASB Codification Topic 360 are met, generally at the time title is transferred, and we no longer have significant continuing involvement in the operations, leasing or management of the property after disposition.

Gain on Settlement of Debt

A gain on settlement of debt is recorded when the carrying amount of the liability settled exceeds the fair value of the assets transferred to the lender or special servicer in accordance with the Troubled Debt Restructurings by Debtors Subsections of FASB Codification Topic 470, Debt.

Gain on Sale of Interest in Unconsolidated Joint Venture

In calculating the gain on sale of interest in unconsolidated joint venture, we recognized excess cash distributions received from the joint venture related to the dispositions of Wells Fargo Center – Denver, San Diego Tech Center and Stadium Gateway totaling $7.7 million that had been previously deferred during 2012 and the remaining unamortized difference between the carrying amount and the underlying net assets of the joint venture of $1.9 million, which were partially offset by our 20% share of joint venture losses totaling $2.4 million that were previously not recognized during 2012 as they were in excess of our basis in the joint venture.

Segment Reporting

During 2012, we had one reportable segment. Prior to 2012, we had two reportable segments: office properties and a hotel property. Due to the size of the hotel segment in relation to the consolidated financial statements, we were not required to report segment information for 2011 and 2010. Prior to the sale of the hotel in 2011, we did not allocate our investment in real estate between the hotel and office portions of the Plaza Las Fuentes property; therefore, separate information related to investment in real estate and depreciation and amortization was not available for the office and hotel segments.

Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities
Intangible Assets and Liabilities

Our identifiable intangible assets and liabilities are summarized as follows (in thousands):

	December 31, 2012	December 31, 2011
Acquired above-market leases
Gross amount	$28,370	$37,893
Accumulated amortization	(28,321)	(35,400)
	$49	$2,493

Acquired in-place leases
Gross amount	$83,488	$112,033
Accumulated amortization	(79,242)	(99,994)
	$4,246	$12,039

Acquired below-market leases
Gross amount	$(87,158)	$(141,988)
Accumulated amortization	82,029	117,878
	$(5,129)	$(24,110)

The impact of the amortization of acquired below-market leases, net of acquired above-market leases, on our rental income and of acquired in-place leases on our depreciation and amortization expense is as follows (in millions):

	For the Year Ended December 31,
	2012	2011	2010
Continuing Operations
Rental income	$3.8	$4.2	$4.3
Depreciation and amortization expense	1.4	1.6	1.9

Discontinued Operations
Rental income	$4.2	$7.4	$14.0
Depreciation and amortization expense	1.8	4.0	9.2

As of December 31, 2012, our estimate of the amortization of these intangible assets and liabilities over the next five years is as follows (in thousands):

	Acquired Above- Market Leases	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$22	$1,159	$(2,466)
2014	11	886	(1,027)
2015	5	785	(641)
2016	5	651	(455)
2017	5	647	(453)
Thereafter	1	118	(87)
	$49	$4,246	$(5,129)

See Note 11 “Dispositions and Discontinued Operations—Discontinued Operations—Intangible Assets and Liabilities” for an estimate of the amortization of intangible assets and liabilities during the next five years related to US Bank Tower.

Investment in Unconsolidated Joint Venture	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Unconsolidated Joint Venture
Investment in Unconsolidated Joint Venture

On March 30, 2012, the Company, together with Charter Hall Office REIT (“Charter Hall”), sold its interests in Wells Fargo Center – Denver and San Diego Tech Center (both joint venture properties in which we owned a 20% interest) to affiliates of Beacon Capital Partners, LLC (“Beacon Capital”). Subsequent to the property dispositions, Charter Hall sold its 80% interest in the joint venture to an affiliate of Beacon Capital. We received net proceeds from these transactions totaling approximately $26 million, which will be used for general corporate purposes.

We entered into a new joint venture agreement with Beacon Capital related to MPG Beacon Venture, LLC (the “joint venture”). Under this agreement, the joint venture owned One California Plaza, Cerritos Corporate Center and Stadium Gateway. As part of this agreement, we received a $6.0 million payment from Beacon Capital in consideration for terminating our right to receive certain fees from the joint venture following the closing date. The entire $6.0 million payment was recognized in the consolidated statement of operations during 2012 as a result of the sale of our remaining 20% interest in the joint venture described below.

On July 12, 2012, the Company, together with Beacon Capital, sold its interest in Stadium Gateway (a joint venture property in which we owned a 20% interest). We received net proceeds from this transaction of approximately $1 million, including reimbursement of loan reserves, which will be used for general corporate purposes.

On December 21, 2012, we sold our remaining 20% interest in the joint venture to an affiliate of Beacon Capital and received net proceeds of approximately $42 million, which will be used for general corporate purposes. We no longer have an ownership interest in the joint venture.

A summary of revenue earned from the joint venture is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Management, investment advisory and development fees and leasing commissions	$1,962	$6,550	$4,293

Tenant Lease Obligation

In connection with the Charter Hall joint venture contribution agreements for One California Plaza, Wells Fargo Center – Denver and San Diego Tech Center, we agreed to fund future tenant lease obligations, including tenant improvements and leasing commissions. During 2012, 2011 and 2010, we paid $0.8 million, $0.4 million and $0.4 million, respectively, to Charter Hall related to this obligation. This obligation was eliminated on March 30, 2012 pursuant to the terms of the joint venture agreement with Beacon Capital.

Mortgage Loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Mortgage Loans
Mortgage Loans

Our debt is as follows (in thousands, except percentages):

	Contractual Maturity Date		Principal Amount as of
		Interest Rate	December 31, 2012	December 31, 2011
Variable-Rate Debt
Plaza Las Fuentes mortgage loan (1) (2)	8/9/2016	4.50%	$33,031	$33,574
KPMG Tower A-Note (3)	10/9/2013	3.21%	320,800	—
KPMG Tower B-Note (4)	10/9/2013	5.31%	44,200	—
Total variable-rate debt			398,031	33,574

Fixed-Rate Debt
Wells Fargo Tower	4/6/2017	5.70%	550,000	550,000
Gas Company Tower	8/11/2016	5.10%	458,000	458,000
777 Tower	11/1/2013	5.84%	273,000	273,000
US Bank Tower (5)	7/1/2013	4.66%	260,000	260,000
Plaza Las Fuentes mezzanine loan (6)	8/9/2016	9.88%	11,250	11,250
Total fixed-rate debt			1,552,250	1,552,250

Debt Extended/Properties Disposed During 2012
Two California Plaza			—	470,000
KPMG Tower			—	400,000
Glendale Center			—	125,000
500 Orange Tower			—	110,000
Stadium Towers Plaza			—	100,000
801 North Brand			—	75,540
Brea Corporate Place			—	70,468
Brea Financial Commons			—	38,532
3800 Chapman			—	44,370
700 North Central			—	27,460
Total debt extended/properties disposed during 2012			—	1,461,370
Total debt			1,950,281	3,047,194
Debt discount			(542)	(1,199)
Total debt, net			$1,949,739	$3,045,995
__________

(1)
This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%. The interest rate cap was terminated as a result of the sale of Plaza Las Fuentes on July 18, 2013.

(2)	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	This loan bears interest at LIBOR plus 3.00%.

(4)	This loan bears interest at LIBOR plus 5.10%.

(5)	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(6)	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

As of December 31, 2012 and 2011, one-month LIBOR was 0.21% and 0.30%, respectively. The weighted average interest rate of our debt was 5.03% as of December 31, 2012 and 5.74% (excluding disposed properties) as of December 31, 2011.

As of December 31, 2012, our debt to be repaid in the next five years is as follows (in thousands):

2013 (1) (2)	$898,573
2014 (2)	600
2015 (2)	627
2016 (2) (3)	500,481
2017	550,000
$1,950,281
__________

(1)	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(2)
On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Other than our Plaza Las Fuentes mortgage loan, our debt requires the payment of interest-only until maturity. We make monthly principal payments on our Plaza Las Fuentes mortgage loan, based on a 30-year amortization table. In addition, as part of the extension of the KPMG Tower mortgage loan, we agreed to a full cash sweep of excess operating cash flow, as described below in “—Mortgage Loan Extension.” During 2012, no excess operating cash flow was applied by the lender to reduce the outstanding principal balance of the KPMG Tower mortgage loan.

As of December 31, 2012, $33.1 million of our debt may be prepaid without penalty, $991.0 million may be defeased after various lock-out periods (as defined in the underlying loan agreements), $550.0 million may be prepaid with prepayment penalties or defeased after various lock-out periods (as defined in the underlying loan agreements) at our option, $365.0 million may be prepaid with prepayment penalties, and $11.2 million is locked out from prepayment until June 30, 2013.

Our KPMG Tower and 777 Tower mortgage loans mature on October 9, 2013 and November 1, 2013, respectively. We do not have a commitment from the lenders to extend the maturity dates of these loans. The loans may require a paydown upon extension or refinancing (depending on market conditions), funding of additional reserve amounts, or both. We may use cash on hand, including the net proceeds from the sale of US Bank Tower and Plaza Las Fuentes, to make any such payments. If we are unable or unwilling to use cash on hand to make such payments, we may face challenges in repaying, extending or refinancing these loans on favorable terms or at all, and we may be forced to give back the assets to the lenders.

Mortgage Loan Extension

On July 9, 2012, we extended the maturity date of the mortgage loan at KPMG Tower for an additional one year, to October 9, 2013. In connection with the extension, we repaid $35.0 million of principal, which reduced the outstanding loan balance to $365.0 million. Excess operating cash flow (cash flow after the funding of certain reserves, the payment of property operating expenses and the payment of debt service) is being applied to fund a $1.5 million capital expenditure reserve, to fund an additional $5.0 million into the leasing reserve, and thereafter, to reduce the outstanding principal balance of the loan. As of December 31, 2012, we had fully funded the capital expenditure reserve and funded $10.0 million into the leasing reserve. During 2012, no excess operating cash flow was applied by the lender to reduce the principal balance of the KPMG Tower mortgage loan.

Mortgage Loans Settled Upon Disposition

During the past two years, we settled the mortgage loans discussed below. In each case, we received a general release of claims under the loan documents. There are no material continuing liabilities under the loan documents related to the disposed properties, except liabilities related to environmental issues or hazardous substances described in further detail below under “—Operating Partnership Contingent Obligations—Non-Recourse Carve Out Guarantees.”

2012—

700 North Central—

On February 2, 2012, a trustee sale was held with respect to 700 North Central as part of cooperative foreclosure proceedings. As a result of the foreclosure, we were relieved of the obligation to repay the $27.5 million mortgage loan secured by the property as well as accrued contractual and default interest. We recorded a $3.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.06 per diluted share for 2012.

801 North Brand—

On February 2, 2012, a trustee sale was held with respect to 801 North Brand as part of cooperative foreclosure proceedings. As a result of the foreclosure, we were relieved of the obligation to repay the $75.5 million mortgage loan secured by the property as well as accrued contractual and default interest. We recorded a $9.6 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.16 per diluted share for 2012.

Brea Corporate Place and Brea Financial Commons (“Brea Campus”)—

On April 19, 2012, we disposed of Brea Campus pursuant to a deed-in-lieu of foreclosure agreement. As a result, we were relieved of the obligation to repay the $109.0 million mortgage loan secured by these properties as well as accrued contractual interest on the mortgage loan. We recorded a $32.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the properties in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.56 per diluted share for 2012.

Stadium Towers Plaza—

On May 18, 2012, trustee sales were held with respect to Stadium Towers Plaza and an adjacent land parcel. As a result of the foreclosures, we were relieved of the obligation to repay the $100.0 million mortgage loan secured by the properties as well as accrued contractual and default interest on the mortgage loan. We recorded a $70.0 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the properties in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.20 per diluted share for 2012.

Glendale Center—

On August 3, 2012, a trustee sale was held with respect to Glendale Center. As a result of the foreclosure, we were relieved of the obligation to repay the $125.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $13.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.24 per diluted share for 2012.

500 Orange Tower—

On September 6, 2012, a trustee sale was held with respect to 500 Orange Tower. As a result of the foreclosure, we were relieved of the obligation to repay the $110.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $65.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.13 per diluted share for 2012.

Two California Plaza—

On October 1, 2012, a trustee sale was held with respect to Two California Plaza. As a result of the foreclosure, we were relieved of the obligation to repay the $470.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $127.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $2.19 per diluted share for 2012.

3800 Chapman—

On December 14, 2012, a trustee sale was held with respect to 3800 Chapman. As a result of the foreclosure, we were relieved of the obligation to repay the $44.4 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $10.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.18 per diluted share for 2012.

2011—

701 North Brand—

On April 1, 2011, we disposed of 701 North Brand to the property’s lender. We recorded a $3.9 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the difference between the fair value assigned to the property in the transaction and the $33.8 million loan and accrued contractual interest forgiven by the lender. The impact of this gain on settlement of debt was $0.07 per share for 2011.

550 South Hope—

On April 26, 2011, we disposed of 550 South Hope in cooperation with the special servicer on the mortgage loan. The buyer assumed $118.0 million of the $200.0 million mortgage loan as part of this transaction. Additionally we received net proceeds of $37.8 million, which were applied by the special servicer to further reduce the outstanding balance on the mortgage loan. We recorded a $65.4 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the principal, and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.17 per share for 2011.

Plaza Las Fuentes—

On May 27, 2011, we disposed of the Westin® Pasadena Hotel. As a result of the disposition, we received net proceeds of $92.1 million, of which $78.6 million were used to repay the mortgage loan secured by the hotel and the adjacent Plaza Las Fuentes office building. We generated unrestricted cash totaling $15.6 million from this transaction, which was used for general corporate purposes. We recorded a $0.4 million loss from extinguishment of debt in 2011 related to the writeoff of unamortized loan costs.

2600 Michelson—

On June 30, 2011, we disposed of 2600 Michelson in cooperation with the special servicer on the mortgage loan. The buyer assumed $66.6 million of the $110.0 million mortgage loan as part of this transaction. Additionally, we received net proceeds of $2.0 million, which were applied by the special servicer to further reduce the outstanding balance on the mortgage loan. We recorded a $58.6 million gain on settlement of debt as part of discontinued operations in 2011 as a result of principal, and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.04 per share for 2011.

City Tower—

On July 22, 2011, we disposed of City Tower in cooperation with the special servicer on the mortgage loan. As a result of the disposition, we were relieved of the obligation to repay the $140.0 million mortgage and mezzanine loans secured by the property as well as accrued contractual and default interest. We recorded a $62.5 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the difference between the fair value assigned to the property in the transaction and the principal amounts due under the mortgage and mezzanine loans and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.12 per share for 2011.

Secured Debt Financings

On August 1, 2011, we completed a $33.8 million mortgage loan secured by the Plaza Las Fuentes office property and received net proceeds totaling $33.1 million, which were used for general corporate purposes.

The loan bears interest at a rate equal to the greater of (1) 4.50% or (2) LIBOR plus 3.50%, and matures on August 9, 2016. The loan can be repaid at any time prior to maturity in whole or in part without payment of any prepayment penalty or premium. If the property’s debt service coverage ratio (as defined in the loan agreement) is less than a specified amount as of any applicable measurement date, the cash flow from the property will be swept into a cash collateral account controlled by the lender to fund, among other things, monthly debt service, taxes and insurance, property operating costs and expenses, capital expenditures and leasing costs.

On December 2, 2011, we completed an $11.2 million mezzanine financing secured by the Plaza Las Fuentes office property and received net proceeds totaling $11.1 million, which were used for general corporate purposes. The loan bears interest at a fixed rate equal to 9.88%, matures on August 9, 2016, and is locked out from prepayment until June 30, 2013. Thereafter, the loan can be repaid at any time prior to maturity, in whole or in part, without payment of any prepayment penalty or premium.

Repayment of Unsecured Term Loan

On May 1, 2011, we repaid our $15.0 million unsecured term loan upon maturity using unrestricted cash.

Operating Partnership Contingent Obligations

Non-Recourse Carve Out Guarantees—

All of the Company’s $1.9 billion of mortgage and mezzanine debt is subject to “non-recourse carve out” guarantees that expire upon elimination of the underlying loan obligations. Under these guarantees, these otherwise non-recourse loans can become partially or fully recourse against the Operating Partnership if certain triggering events occur. Although these events differ from loan to loan, some of the common events include:

•	The special purpose property-owning subsidiary’s or the Operating Partnership’s filing a voluntary petition for bankruptcy;

•	The special purpose property-owning subsidiary’s failure to maintain its status as a special purpose entity;

•
Subject to certain conditions, the special purpose property-owning subsidiary’s failure to obtain the lender’s written consent prior to any subordinate financing or other voluntary lien encumbering the associated property; and

•
Subject to certain conditions, the special purpose property-owning subsidiary’s failure to obtain the lender’s written consent prior to a transfer or conveyance of the associated property, including, in some cases, indirect transfers in connection with a change in control of the Operating Partnership or the Company.

In addition, other items that are customarily recourse to a non-recourse carve out guarantor include, but are not limited to, the payment of real property taxes, the breach of representations related to environmental issues or hazardous substances, physical waste of the property, liens which are senior to the mortgage loan and outstanding security deposits.

As of December 31, 2012, to our knowledge the Company had not triggered any of the “non‑recourse carve out” guarantees on its otherwise non-recourse loans. The maximum amount the Operating Partnership would be required to pay under a “non-recourse carve out” guarantee is the principal amount of the loan (or a total of $1.9 billion as of December 31, 2012 for all loans). This maximum amount does not include liabilities related to environmental issues or hazardous substances. Losses resulting from the breach of our loan agreement representations related to environmental issues or hazardous substances are generally recourse to the Operating Partnership pursuant to our “non-recourse carve out” guarantees and any such losses would be in addition to the total principal amounts of our loans. The potential losses are not quantifiable and can be material in certain circumstances, depending on the severity of the environmental or hazardous substance issues. Since each of our non-recourse loans is secured by the office building owned by the special purpose property-owning subsidiary, the amount due to the lender from the Operating Partnership in the event a “non-recourse carve out” guarantee is triggered could subsequently be partially or fully mitigated by the net proceeds received from any disposition of the office building; however, such proceeds may not be sufficient to cover the maximum potential amount due, depending on the particular asset.

Except for contingent obligations of the Operating Partnership, the separate assets and liabilities of our property-specific subsidiaries are neither available to pay the debts of the consolidated entity nor constitute obligations of the consolidated entity, respectively.

Guaranty of Partial Payment—

As a condition to closing the mortgage loan on 3800 Chapman, the Operating Partnership entered into a guaranty of partial payment. Under this guaranty, the Operating Partnership agreed to guarantee the prompt payment of the monthly debt service amount (but not the payment of principal) and all amounts to be deposited into (i) a property tax and insurance reserve, (ii) a capital reserve, and (iii) a leasing rollover reserve. On June 6, 2012, we entered into an agreement with the special servicer for 3800 Chapman, pursuant to which the Operating Partnership received a release from all claims under the guaranty of partial payment in return for a payment of $2.0 million.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Noncontrolling Interests

Noncontrolling common units of the Operating Partnership relate to the interest in the Operating Partnership that is not owned by MPG Office Trust, Inc. and are presented as noncontrolling interests in the deficit section of the consolidated balance sheet.

Noncontrolling common units of the Operating Partnership have essentially the same economic characteristics as shares of our common stock as they share equally in the net income or loss and distributions of the Operating Partnership. Our limited partners have the right to redeem all or part of their noncontrolling common units of the Operating Partnership at any time. At the time of redemption, we have the right to determine whether to redeem the noncontrolling common units of the Operating Partnership for cash, based upon the fair value of an equivalent number of shares of our common stock at the time of redemption, or exchange them for unregistered shares of our common stock on a one-for-one basis, subject to adjustment in the event of stock splits, stock dividends, issuance of stock rights, specified extraordinary distributions and similar events. We maintain an effective registration statement to register the resale of shares of our common stock we issue in exchange for noncontrolling common units of the Operating Partnership.

During 2012, we issued a total of 6,276,251 shares of our common stock in exchange for noncontrolling common units of the Operating Partnership redeemed by our limited partners. There were no Operating Partnership units redeemed during 2011. During 2010, we issued 227,796 shares of our common stock in exchange for noncontrolling common units of the Operating Partnership redeemed by our limited partners. We received no cash or other consideration for any of the noncontrolling common units redeemed.

The following table sets forth the number of noncontrolling common units of the Operating Partnership outstanding and the aggregate redemption value of those units based on the closing market price of our common stock on the New York Stock Exchange (“NYSE”) as well as the ownership interest of those units in the Operating Partnership on each respective date:

	December 31, 2012	December 31, 2011
Outstanding noncontrolling common units of the Operating Partnership	170,526	6,446,777
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	0.3%	11.3%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$0.5	$12.8

On January 29, 2013, we received a notice from Thomas MPG Holding, LLC requesting the redemption of 35,000 noncontrolling common units of the Operating Partnership. See Note 21 “Subsequent Events.”

On June 21, 2013, we received notices from Robert F. Maguire III and related entities requesting the redemption of 110,000 noncontrolling common units of the Operating Partnership. See Note 21 “Subsequent Events.”

The aggregate redemption value does not necessarily represent the amount that would be distributed with respect to each noncontrolling common unit in the event of a termination or liquidation of MPG Office Trust, Inc. and the Operating Partnership. In the event of a termination or liquidation of MPG Office Trust, Inc. and the Operating Partnership, it is expected that in most cases each noncontrolling common unit would be entitled to a liquidating distribution equal to the amount payable with respect to each share of the Company’s common stock.

Net income or loss attributable to noncontrolling common units of the Operating Partnership is allocated based on their relative ownership percentage of the Operating Partnership during the period. The noncontrolling ownership interest percentage is determined by dividing the number of noncontrolling common units outstanding by the total of the controlling and noncontrolling units outstanding during the period. The issuance or redemption of additional shares of common stock or common units results in changes to our limited partners’ ownership interest in the Operating Partnership as well as the net assets of the Company. As a result, all equity-related transactions result in an allocation between stockholders’ deficit and the noncontrolling interests of the Operating Partnership in the consolidated balance sheet, statement of comprehensive income/(loss) and statement of deficit to account for any change in ownership percentage during the period.

During 2012, 2011 and 2010, our limited partners’ weighted average share of our net income (loss) was 6.2%, 11.5% and 12.1%, respectively.

Deficit	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Deficit
Deficit

Preferred Stock

We are authorized to issue up to 50.0 million shares of preferred stock, $0.01 par value per share, including up to 10.0 million shares of 7.625% Series A Cumulative Redeemable Preferred Stock (the “Series A preferred stock”), of which 9.7 million shares were outstanding as of December 31, 2012 and 2011, respectively.

Our Series A preferred stock does not have a stated maturity and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, our Series A preferred stock will rank senior to our common stock with respect to the payment of distributions. We may, at our option, redeem our Series A preferred stock, in whole or in part, for cash at a redemption price of $25.00 per share, plus all accumulated and unpaid dividends on such Series A preferred stock up to and including the redemption date. Our Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Company.

Holders of our Series A preferred stock generally have no voting rights except for limited voting rights if we fail to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other events. On December 19, 2008, our board of directors suspended the payment of dividends on our Series A preferred stock. Upon missing six quarterly dividend payments (whether consecutive or non-consecutive), the holders of our Series A preferred stock became entitled to elect two additional members to our board of directors (the “Preferred Directors”). On February 2, 2011, holders of our Series A preferred stock elected the Preferred Directors to our board of directors. The Preferred Directors will continue to serve on our board of directors until all dividends in arrears and the then current period’s dividend have been fully paid or until such dividends have been declared and an amount sufficient for the payment thereof has been set aside for payment.
Preferred Units

We own 9.7 million 7.625% Series A Cumulative Preferred Units, representing limited partnership units in the Operating Partnership, the terms of which have essentially the same economic characteristics as the Series A preferred stock.

Common Stock

We are authorized to issue up to 100.0 million shares of common stock, $0.01 par value per share, of which 57.2 million shares and 50.8 million shares were outstanding as of December 31, 2012 and 2011, respectively.

Equity Transactions

During 2011, we entered into agreements providing for the exchange of shares of our Series A preferred stock for shares of our common stock. Details of the exchanges are as follows:

	Series A Preferred Stock Exchanged	Common Stock Issued	Exchange Ratio (Common Shares Issued per Preferred Share)	Series A Preferred Stock Value per Share	Common Stock Value per Share
July 25, 2011 exchange	218,635	1,127,597	5.157	$19.00	$3.684
July 27, 2011 exchange	50,995	262,981	5.157	16.50	3.200

In connection with the exchanges, we recorded a $2.8 million preferred stock redemption discount in the consolidated statement of operations during 2011 that is added to our net income available to common stockholders for use in the calculation of earnings per share. The preferred stock redemption discount represents the excess of the carrying amount of our Series A preferred stock, including cumulative dividends not declared, over the fair value of the consideration transferred to the holders of our Series A preferred stock at the time of exchange.

Distributions

Certain income and expense items are accounted for differently for financial reporting and income tax purposes. Earnings and profits, which determine the taxability of distributions to stockholders, will differ from the net income or loss reported in the consolidated statement of operations due to these differences.

We are required to distribute 90% of our REIT taxable income (excluding net capital gains) on an annual basis in order to qualify as a REIT for federal income tax purposes. We did not declare a dividend on our common stock during 2012, 2011 and 2010. Due to our focus on preserving unrestricted cash and the availability of net operating loss (“NOL”) carryforwards to offset future taxable income, we do not expect to pay distributions on our common stock and Series A preferred stock in the foreseeable future. We do not expect the need to pay distributions to our stockholders during 2013 to maintain our REIT status due to the use of NOL carryforwards, as necessary.

On December 19, 2008, our board of directors suspended the payment of dividends on our Series A preferred stock. Dividends on our Series A preferred stock are cumulative, and therefore, will continue to accrue at an annual rate of $1.9064 per share. As of January 31, 2013, we have missed 17 quarterly dividend payments. The amount of dividends in arrears totals $78.8 million.

All distributions to our common stockholders, preferred stockholders and Operating Partnership noncontrolling common unit holders are at the discretion of the board of directors. The actual amount and timing of distributions in 2013 and beyond, if any, will be at the discretion of our board of directors and will depend upon our financial condition in addition to the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and no assurance can be given as to the amounts or timing of future distributions.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Disclosure [Abstract]
Accumulated other comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

A summary of the changes in accumulated other comprehensive income (loss) related to our cash flow hedges is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(11,333)	$(27,026)	$(35,179)
Other comprehensive income before reclassifications	13,325	20,443	7,788
Amounts reclassified from accumulated other comprehensive income (1)	(1,450)	(4,750)	365
Net current-period other comprehensive income	11,875	15,693	8,153
Balance at end of year	$542	$(11,333)	$(27,026)
___________

(1)	All amounts reclassified out of accumulated other comprehensive income (loss) are included as part of interest expense in the consolidated statement of operations.

Share-Based Payments	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Share-based compensation cost recorded as part of general and administrative expense in the consolidated statements of operations during 2012, 2011 and 2010 was $2.3 million, $4.2 million and $2.1 million, respectively.

The unrecognized share-based compensation cost related to unvested share-based payments expected to be recognized in the consolidated statement of operations is as follows (in thousands, except year amounts):

	December 31, 2012	Remaining Weighted Average Vesting Period
Cash-settled awards	$2,009	2.5 years
Equity-settled awards	1,793	1.4 years
	$3,802	2.0 years

Equity Compensation Plan Approved by Security Holders

The Second Amended and Restated 2003 Incentive Award Plan of MPG Office Trust, Inc., MPG Office Trust Services, Inc. and MPG Office, L.P. (the “Incentive Plan”) expired on November 12, 2012, except with respect to any awards then outstanding. It is our intention to settle stock option exercises and/or restricted stock units with newly issued shares of our common stock, up to the aggregate plan limit.

Restricted Common Stock and Restricted Stock Units—

Under FASB Codification Topic 718, Compensation—Stock Compensation, we are required to account for all share-based compensation issued to our employees and members of our board of directors at fair value. Equity awards settled in stock are valued based on grant-date fair value, and we recognize such cost over the period during which an employee is required to provide services in exchange for the award. Equity awards settled in cash are valued at the fair value of our common stock on the period end date through the settlement date. Equity awards settled in cash are remeasured at each reporting period, with the vested portion of the award recognized as a liability in the consolidated balance sheet until settlement.

Restricted Common Stock—

Awards of restricted common stock vest in equal annual installments on each of the anniversaries of the grant date as specified in the underlying award agreements. Restricted common stock award recipients receive the same dividends as holders of our common stock (only if we pay such a dividend) on the unvested portion of their restricted common stock. Any unvested restricted common stock is forfeited or subject to our right of repurchase, except in limited circumstances, as determined by the Compensation Committee of the board of directors when the recipient is no longer employed by us or when a director leaves the board for any reason. Restricted common stock may be subject to full or partial accelerated vesting under certain circumstances, as described in the underlying award agreements. Restricted common stock awards are valued at the fair value of our common stock on the date of grant with compensation expense recorded on a straight-line basis over the periods in which the restrictions lapse.

Restricted Stock Units—

We grant restricted stock units that are accompanied by dividend equivalents. Each vested restricted stock unit represents the right to receive one share of our common stock. Grants of restricted stock units are scheduled to vest over a period of two, three or five years. In the case of vesting over a two‑year period, 50% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 50% vesting pro rata on a daily basis over the remaining year, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of vesting over a three-year period, 33% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 67% vesting pro rata on a daily basis over the remaining two years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of awards granted during 2012, one-twelfth of the shares underlying the restricted stock units vested on September 29, 2012 and December 29, 2012 and one-twelfth will vest on March 29, 2013 and June 29, 2013, with the remaining 67% vesting pro rata on a daily basis over the remaining two years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of vesting over a five-year period, 20% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 80% vesting pro rata on a daily basis over the remaining four years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements.

Restricted stock units are subject to full or partial accelerated vesting under certain circumstances, as described in the underlying award agreements. The award of dividend equivalents is generally subject to the same vesting schedule that applies to the underlying restricted stock units to which it relates. Vested restricted stock units will be distributed in shares of our common stock or, at our option, paid in cash, upon the earliest to occur of (i) the last regularly scheduled vesting date; (ii) the occurrence of a change in control (as defined in the underlying award agreements); or (iii) the recipient’s separation from service. Compensation expense for restricted stock unit awards is recorded in the consolidated statement of operations on a straight-line basis over the service period.

Activity related to our restricted common stock and restricted stock unit awards is as follows:

	Number	Weighted Average Fair Value
Unvested at December 31, 2009	1,411,648	$7.99
Granted	1,025,701	2.38
Vested	(470,294)	8.68
Forfeited	(757,582)	7.75
Unvested at December 31, 2010	1,209,473	3.11
Granted	1,145,268	2.08
Vested	(824,120)	2.83
Forfeited	(13,843)	5.82
Unvested at December 31, 2011	1,516,778	2.46
Granted	1,107,637	2.83
Vested	(808,742)	2.37
Forfeited	(325,601)	3.21
Unvested at December 31, 2012	1,490,072	$2.61

Information regarding restricted common stock and restricted stock units that vested is as follows (in thousands, except stock and unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Restricted common stock vested during the period	8,168	623,664	39,236
Grant-date fair value of restricted common stock vested during the period	$49	$1,740	$647

Equity-settled awards
Restricted stock units vested during the period	700,568	200,456	431,058
Grant-date fair value of restricted stock units vested during the period	$1,562	$596	$3,434

Cash-settled awards
Restricted stock units vested during the period	100,006	—	—
Fair value of restricted stock units vested during the period	$308	$—	$—

Information regarding vested restricted stock units issued and outstanding is as follows (in thousands, except unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Vested restricted stock units issued during the period	161,623	918,765	74,383
Grant-date fair value of vested restricted stock units issued during the period	$481	$8,182	$446

	December 31, 2012	December 31, 2011	December 31, 2010
Vested restricted stock units outstanding	930,833	291,882	711,358

During 2010, certain members of our senior management terminated their employment that resulted in the accelerated vesting of 92,668 equity-settled restricted stock units. We recorded share‑based compensation cost totaling $1.0 million during 2010 as a result of the acceleration of vesting.

In accordance with the provisions of the Incentive Plan, we accept the cancellation of shares of our common stock and vested restricted stock units to satisfy the minimum statutory tax withholding obligations related to restricted common stock and restricted stock unit awards that have vested. The value of the canceled shares and units is calculated based on the closing market price of our common stock on the NYSE on the applicable vesting dates. A summary of shares and units canceled is as follows (in thousands, except share/unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares and units canceled on vesting	74,791	257,019	35,758
Value of shares and units canceled on vesting	$196	$528	$55

Stock Options—

Nonqualified stock options were granted under the Incentive Plan at not less than 100% of the fair value of our common stock on the date of grant and vested in equal installments on each of the anniversaries of the grant date as specified in the award agreements. The value of stock option awards was recorded as compensation expense on a straight-line basis over the vesting period. Vested stock options can be exercised up to ten years from the date of grant, up to 12 months from the date of termination by death or permanent and total disability, or up to six months from the date of termination by reasons other than death or permanent and total disability.

Activity related to our stock option awards is as follows:

	Number	Weighted Average Exercise Price
Options outstanding at December 31, 2009	928,650	$1.17
Granted	670,000	2.61
Exercised	(186,113)	0.58
Forfeited	(20,259)	0.58
Options outstanding at December 31, 2010	1,392,278	1.95
Exercised	(99,400)	0.58
Forfeited	(1,050)	0.58
Options outstanding at December 31, 2011	1,291,828	2.06
Exercised	(139,817)	0.58
Forfeited	(48,076)	0.58
Options outstanding at December 31, 2012	1,103,935	$2.31
Options exercisable at December 31, 2012	1,013,935	$2.26

The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of an option. As of December 31, 2012, the aggregate intrinsic value of our stock options outstanding was $0.8 million, while the aggregate intrinsic value of stock options exercisable was $0.8 million. As of December 31, 2012, the average remaining life of stock options outstanding was 6.1 years, while the average remaining life of stock options exercisable was 6.0 years.

Information regarding stock options vested and exercised is as follows (in thousands, except option amounts):

	For the Year Ended December 31,
	2012	2011	2010
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	$499	$578	$179
Intrinsic value of stock options exercised during the period	296	224	387
Cash proceeds received upon exercise	5	13	4

The fair value of nonqualified stock options granted was estimated on the date of grant using the Black Scholes option-pricing model using the following weighted-average assumptions for 2010:

Expected volatility	97%
Expected dividends	—
Expected term	3 years
Contractual term of option	10 years
Risk-free rate	2.88% – 2.97%
Number of steps	500
Fair value of options (per share) on grant date	$1.25 – $2.16

Many factors are considered when determining the fair value of share-based awards at the measurement date. Our dividend yield assumption is based on the fact that we have not declared a dividend on our common stock since 2007. The expected life of our options is based on the period of time the options are expected to be outstanding, and the contractual term is based on the agreement set forth when the options were granted. The risk-free interest rate is based on the implied yield available on 10-year treasury notes, while the number of steps is used in a standard deviation calculation of our expected stock price volatility based on a 60 business-day period comparison of our common stock price.

In accordance with the provisions of the Incentive Plan, we allow shares of our common stock to be withheld to satisfy the payment of exercise price and/or minimum statutory tax withholding obligations due upon the exercise of stock options. The value of the shares withheld is calculated based on the closing market price of our common stock on the NYSE on the exercise date. A summary of shares withheld is as follows (in thousands, except share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares withheld on stock option exercises	69,044	29,948	90,315
Value of shares withheld on stock option exercises	$179	$91	$238

Equity Compensation Plan Not Approved by Security Holders

On November 24, 2010, we granted Mr. Weinstein, our President and Chief Executive Officer, 600,000 shares of restricted common stock pursuant to the terms of his November 21, 2010 employment agreement. This award was granted to Mr. Weinstein as an employment inducement award pursuant to NYSE rules. The fair value of this award was $1.4 million, which was being recorded as compensation expense on a straight-line basis over the two-year vesting period. On December 15, 2011, the board of directors and the Compensation Committee approved the acceleration of vesting of 300,000 shares of unvested restricted common stock. We recorded $0.7 million of compensation cost during 2011 related to the acceleration of vesting.

Executive Equity Plan

In April 2005, our board of directors adopted a five-year compensation program for senior management designed to provide significant reward for significant stockholder returns. The Executive Equity Plan provided for an award pool equal to a percentage of the value created in excess of a base value. The program, which measured our performance over a 60-month period (unless full vesting of the program occurred earlier) commencing April 1, 2005, provided for awards to be vested and earned based upon the participant’s continued employment and the achievement of certain performance goals based on annualized total stockholder returns on an absolute and relative basis. As of March 31, 2010, the Company had not achieved any of the total stockholder return targets defined in the plan. Consequently, no awards vested or were earned under the program.

The aggregate fair value of Executive Equity Plan awards on the date of the grant (as determined using the Monte Carlo Simulation method) was recorded as compensation expense on a straight-line basis over the derived requisite service period ranging from 2-½ to 5 years. The compensation cost related to this plan was $0.1 million (excluding the reversal for forfeitures) during 2010.

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

Basic net income or loss available to common stockholders is computed by dividing reported net income or loss available to common stockholders by the weighted average number of common and contingently issuable shares outstanding during each period. As discussed in Note 9 “Share-Based Payments,” we do not issue common stock in settlement of vested restricted stock unit awards until the earliest to occur of (1) the second, third or fifth anniversary of the grant date, depending upon the vesting period per the grant agreement, (2) the occurrence of a change in control (as defined in the underlying grant agreements), or (3) the recipient’s separation from service. In accordance with the provisions of FASB Codification Topic 260, Earnings Per Share, we include vested restricted stock units in the calculation of basic income or loss per share since the shares will be issued for no cash consideration, and all the necessary conditions for issuance have been satisfied as of the vesting date.

A reconciliation of our net income (loss) per share is as follows (in thousands, except share and per share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Numerator:
Net income (loss) attributable to MPG Office Trust, Inc.	$384,254	$89,019	$(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	—	2,780	—
Net income (loss) available to common stockholders	$365,704	$72,993	$(191,076)

Denominator:
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Effect of dilutive securities:
Nonqualified stock options	327,179	—	—
Nonvested restricted stock units	160,728	—	—
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Net income (loss) available to common stockholders per share – basic	$6.77	$1.47	$(3.92)
Net income (loss) available to common stockholders per share – diluted	$6.71	$1.47	$(3.92)

The following common stock equivalents were excluded from the calculation of diluted earnings per share because they were anti-dilutive due to our loss from continuing operations:

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock units	—	1,428,472	458,924
Nonqualified stock options	—	971,828	1,072,278
Nonvested restricted common stock	—	3,414	604,582

Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Discontinued Operations
Dispositions and Discontinued Operations

Dispositions

A summary of our property dispositions is as follows (in millions, except square footage amounts):

Property	Location	Net Rentable Square Feet	Net Proceeds (After Debt Payment)	Debt Satisfied	Net Gain/ (Impairment) Recorded(1)	Loss from Early Extinguishment
2012:
700 North Central (2)	Glendale, CA	134,168	$—	$27.5	$6.3	$—
801 North Brand (3)	Glendale, CA	282,788	—	75.5	12.0	—
San Diego Tech Center development rights and adjacent land parcel (4)	San Diego, CA	—	14.0	—	—	—
Brea Campus (5)	Brea, CA	495,373	—	109.0	43.2	—
Stadium Towers Plaza and adjacent land parcel (6)	Orange, CA	258,586	—	100.0	73.1	—
City Tower development land (7)	Orange, CA	—	7.0	—	2.2	—
Glendale Center (8)	Glendale, CA	396,000	—	125.0	52.4	—
500 Orange Tower (9)	Orange, CA	335,898	—	110.0	72.5	—
Two California Plaza (10)	Los Angeles, CA	1,327,835	—	470.0	159.3	—
3800 Chapman (11)	Orange, CA	160,290	—	44.4	19.1	—
		3,390,938	$21.0	$1,061.4	$440.1	$—
2011:
500 Orange Center development land	Orange, CA	—	$4.7	$—	$—	$—
701 North Brand (12)	Glendale, CA	131,129	—	33.8	5.1	—
550 South Hope (13)	Los Angeles, CA	565,738	—	200.0	72.5	—
Westin® Pasadena Hotel	Pasadena, CA	266,000	15.6	—	55.3	0.2
2600 Michelson (14)	Irvine, CA	309,742	—	110.0	44.7	—
City Tower (15)	Orange, CA	412,839	—	140.0	72.7	—
		1,685,448	$20.3	$483.8	$250.3	$0.2
2010:
2385 Northside Drive	San Diego, CA	88,795	$—	$17.6	$—	$—
Griffin Towers (16)	Santa Ana, CA	547,432	—	145.0	49.1	0.4
17885 Von Karman (17)	Irvine, CA	151,370	—	26.4	(6.7)	—
Mission City Corporate Center	San Diego, CA	190,634	—	52.0	—	0.1
Park Place II (18)	Irvine, CA	273,118	—	98.3	23.7	—
207 Goode (19)	Glendale, CA	187,974	—	38.2	4.5	—
Pacific Arts Plaza (20)	Costa Mesa, CA	787,016	—	270.0	76.9	—
		2,226,339	$—	$647.5	$147.5	$0.5
__________

(1)
Gains on disposition, including settlement of debt, are recorded in the consolidated statement of operations in the period the property is disposed. Impairment charges are recorded in the consolidated statement of operations when the carrying value exceeds the estimated fair value of the property, less costs to sell, which can occur in accounting periods preceding disposition and/or in the period of disposition.

(2)
During 2010, we recorded an $8.2 million impairment charge to reduce our investment in 700 North Central to its estimated fair value as of December 31, 2010. We recorded a $2.8 million gain on sale of real estate and a $3.5 million gain on settlement of debt during 2012 upon disposition of this property.

(3)
During 2010, we recorded a $12.9 million impairment charge to reduce our investment in 801 North Brand to its estimated fair value as of December 31, 2010. We recorded a $2.4 million gain on sale of real estate and a $9.6 million gain on settlement of debt during 2012 upon disposition of this property.

(4)	During 2011, we recorded a $9.3 million impairment charge to reduce our investment in land held for development at San Diego Tech Center to its estimated fair value as of September 30, 2011.

(5)
During 2010, we recorded a $6.4 million impairment charge to reduce our investment in Brea Campus to its estimated fair value as of December 31, 2010. We recorded a $10.7 million gain on sale of real estate and a $32.5 million gain on settlement of debt during 2012 upon disposition of these properties.

(6)	We recorded a $3.1 million gain on sale of real estate and a $70.0 million gain on settlement of debt during 2012 upon disposition of Stadium Towers and an adjacent land parcel.

(7)	We recorded a $2.2 million gain on sale of real estate during 2012 upon disposition of land held for development at City Tower.

(8)	We recorded a $38.7 million gain on sale of real estate and a $13.7 million gain on settlement of debt during 2012 upon disposition of Glendale Center.

(9)	We recorded a $6.8 million gain on sale of real estate and a $65.7 million gain on settlement of debt during 2012 upon disposition of 500 Orange Tower.

(10)
During 2010, we recorded a $156.8 million impairment charge to reduce our investment in Two California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8 million gain on sale of real estate and $127.5 million gain on settlement of debt during 2012 upon disposition of this property.

(11)
During 2010, we recorded a $16.7 million impairment charge to reduce our investment in 3800 Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4 million gain on sale of real estate and $10.7 million gain on settlement of debt during 2012 upon disposition of this property.

(12)
During 2010, we recorded a $9.1 million impairment charge to reduce our investment in 701 North Brand to its estimated fair value as of December 31, 2010. We recorded a $1.2 million gain on sale of real estate and a $3.9 million gain on settlement of debt during 2011 upon disposition of this property.

(13)	We recorded a $7.1 million gain on sale of real estate and a $65.4 million gain on settlement of debt during 2011 upon disposition of 550 South Hope.

(14)	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.

(15)	We recorded a $10.2 million gain on sale of real estate and a $62.5 million gain on settlement of debt during 2011 upon disposition of City Tower.

(16)	We recorded a $49.1 million gain on settlement of debt during 2010 upon disposition of Griffin Towers.

(17)	We recorded a $6.7 million impairment charge during 2010 upon disposition of 17885 Von Karman.

(18)	We recorded a $14.7 million gain on sale of real estate and a $9.0 million gain on settlement of debt during 2010 upon disposition of Park Place II.

(19)	We recorded a $12.1 million impairment charge and a $16.6 million gain on settlement of debt during 2010 upon disposition of 207 Goode.

(20)	We recorded a $4.5 million impairment charge and an $81.4 million gain on settlement of debt during 2010 upon disposition of Pacific Arts Plaza.

Discontinued Operations

The results of discontinued operations are as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue:
Rental	$61,064	$103,431	$155,098
Tenant reimbursements	22,540	30,578	45,132
Hotel operations	—	8,368	20,662
Parking	9,423	14,140	19,554
Interest and other	4,081	6,039	8,428
Total revenue	97,108	162,556	248,874

Expenses:
Rental property operating and maintenance	29,143	44,489	60,484
Hotel operating and maintenance	—	6,039	14,554
Real estate taxes	10,072	14,990	21,417
Parking	2,285	3,302	5,296
Other expense	3,541	5,078	5,057
Depreciation and amortization	29,809	51,483	75,215
Impairment of long-lived assets	—	23,218	233,399
Interest	80,301	129,246	167,273
Loss from early extinguishment of debt	—	399	485
Total expenses	155,151	278,244	583,180

Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,043)	(115,688)	(334,306)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	$382,100	$148,536	$(163,488)

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage, and on July 18, 2013, we sold Plaza Las Fuentes. See Note 21 “Subsequent Events.” We have reflected the results of operations of US Bank Tower, the Westlawn off-site parking garage and Plaza Las Fuentes in the consolidated statements of operations as discontinued operations for 2012, 2011 and 2010.

Additionally, the results of operations of 700 North Central, 801 North Brand, Brea Campus, Stadium Towers Plaza, Glendale Center, 500 Orange Tower, Two California Plaza and 3800 Chapman are reflected in the consolidated statements of operations as discontinued operations for 2012, 2011 and 2010. The results of operations of 701 North Brand, 550 South Hope, the Westin® Pasadena Hotel, 2600 Michelson, City Tower and land held for development at San Diego Tech Center are reflected in the consolidated statements of operations as discontinued operations for 2011 and 2010. The results of operations of 2385 Northside Drive, Griffin Towers, 17885 Von Karman, Mission City Corporate Center, Park Place II, 207 Goode and Pacific Arts Plaza are reflected in the consolidated statement of operations as discontinued operations for 2010.

Interest expense included in discontinued operations relates to interest on mortgage and mezzanine loans secured by disposed properties.

Intangible Assets and Liabilities—

As of December 31, 2012, our estimate of the increase in depreciation and amortization expense of the amortization of acquired in-place leases and the benefit to rental income of the amortization of acquired below-market leases associated with US Bank Tower is as follows (in millions):

	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$77	$(606)
2014	77	(254)
2015	63	(133)
2016	—	—
2017	—	—
Thereafter	—	—
	$217	$(993)

There are no intangible assets and liabilities associated with Plaza Las Fuentes as of December 31, 2012.

Rental Revenue—

The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower and Plaza Las Fuentes as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
$115,289

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

We elected to be taxed as a REIT under Sections 856 to 860 of the Code, commencing with our tax year ended December 31, 2003. We believe that we have always operated so as to continue to qualify as a REIT. Accordingly, we will not be subject to U.S. federal income tax, provided that we continue to qualify as a REIT and our distributions to our stockholders equal or exceed our taxable income.

However, qualification and taxation as a REIT depends upon our ability to meet the various qualification tests imposed under the Code related to annual operating results, asset diversification, distribution levels and diversity of stock ownership. Accordingly, no assurance can be given that we will be organized or be able to operate in a manner so as to qualify or remain qualified as a REIT. If we fail to qualify as a REIT in any taxable year, we will be subject to federal and state income tax (including any applicable alternative minimum tax (“AMT”)) on our taxable income at regular corporate tax rates, and we may be ineligible to qualify as a REIT for four subsequent tax years. We may also be subject to certain state or local income taxes, or franchise taxes on our REIT activities.

We have elected to treat certain of our subsidiaries as taxable REIT subsidiaries (“TRS”). Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our tenants, and holding assets that we cannot hold directly. A TRS is subject to both federal and state income taxes.

We recorded the following tax provisions as part of other expense in the consolidated statements of operations (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Tax expense recorded by:
MPG Office Trust, Inc.	$2,661	$—	$—
TRS entities	71	1,892	1,078
	$2,732	$1,892	$1,078

MPG Office Trust, Inc. and certain of our TRS entities had the following NOL carryforwards (in millions, except years):

	Earliest Expiration Year	December 31, 2012	December 31, 2011
Federal:
MPG Office Trust, Inc.	2028	$715	$842
TRS entities (1) (2)	2027	130	209
		$845	$1,051
State:
MPG Office Trust, Inc.	2017	$827	$909
TRS entities (1) (2)	2014	62	108
		$889	$1,017
_________

(1)
While we are still determining what business activities will be conducted at our TRS entities in the future, it is not likely that we will utilize any of the December 31, 2012 NOL carryforwards at these entities.

(2)	Subsequent to December 31, 2012, we liquidated one of our TRS entities. See Note 21 “Subsequent Events.”

During 2012, MPG Office Trust, Inc. generated approximately $126 million of taxable income. Generally, a REIT that distributes earnings to its stockholders in an amount that equals or exceeds its taxable income is not subject to income taxes that would otherwise be taxed at a federal corporate tax rate of 35%. Alternatively, we may choose to use our NOL carryforwards to offset all of our regular taxable income to the extent that we have sufficient NOL carryforwards available. However, for AMT purposes, we may only offset 90% of our income subject to AMT with NOL carryforwards. Accordingly, the remaining 10% of our taxable income subject to AMT would be taxed at the federal AMT rate of 20%. Therefore, assuming full use of our NOL carryforwards to offset our taxable income, we would have a federal effective rate of 2%, representing AMT. In 2012, we used NOL carryforwards to offset our federal taxable income and incurred $2.5 million of AMT for federal purposes.

Similar to the federal AMT rules, income subject to AMT for California purposes may be offset up to 90% with California NOL carryforwards. Accordingly, we would have to pay California franchise tax on the remaining 10% of our California income subject to AMT at the California AMT rate of 6.65%, resulting in a California effective tax rate of 0.665%. In 2012, we used California enterprise zone credits to offset part of our California tax liability, and we incurred $0.2 million of net California AMT.

Our ability to use NOL carryforwards in future years could be negatively impacted by changes in ownership of the Company, as defined under Section 382 of the Code (which generally limits the amount of NOL carryforwards that may be used on an annual basis in post-change tax years), or by legislative action within the jurisdictions in which we own property. As of December 31, 2012, all of our properties are located within the State of California. Under prior California law, NOL carryforwards were suspended in 2002, 2003 and from 2008 through 2011 and could not be used to offset taxable income for California franchise tax purposes in such tax years. The State of California may introduce new legislation to suspend the utilization of NOL carryforwards in future tax years. If such an event were to occur, we may be subject to tax if a sufficient amount of earnings is not distributed to our stockholders. In that case, to the extent that the use of California NOL carryforwards is suspended, our California taxable income would be subject to the regular California corporate tax rate of 8.84% instead of the effective California AMT rate (after the utilization of NOL carryforwards) of 0.665%.

The following table summarizes the net deferred tax assets associated with our NOL carryforwards and other tax credits for MPG Office Trust, Inc. and our TRS entities (in thousands):

	December 31, 2012	December 31, 2011
Net operating losses – federal	$295,750	$367,840
Net operating losses – state	78,588	90,234
Capital losses – federal	1,788	—
Federal AMT credit	2,738	216
California enterprise zone credits (1)	265	736
Gross deferred tax assets	379,129	459,026
Valuation allowance	(379,129)	(459,026)
Net deferred tax assets	$—	$—
_________

(1)	The California enterprise zone credits may be carried forward until fully exhausted and do not expire.

FASB Codification Topic 740, Income Taxes, requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is not more likely than not that some portion or all of the deferred tax assets will be realized. The valuation allowance decreased from 2011, primarily due to the use of NOL carryforwards against discrete gains from asset dispositions during 2012. Management is not relying on forecasts as a source of positive evidence. Based on the weight of objectively verifiable negative evidence in the form of cumulative losses, management has recorded a full valuation allowance for all periods presented since we do not expect to realize our deferred tax assets.

The tax benefit of uncertain tax positions is recognized only if it is “more likely than not” that the tax position will be sustained, based solely on its technical merits, with the taxing authority having full knowledge of relevant information. The measurement of a tax benefit for an uncertain tax position that meets the “more likely than not” threshold is based on a cumulative probability model under which the largest amount of tax benefit recognized is the amount with a greater than 50% likelihood of being realized upon ultimate settlement with the taxing authority having full knowledge of all the relevant information. As of December 31, 2012, 2011 and 2010, we had no unrecognized tax benefits. We do not anticipate a significant change in the total amount of unrecognized tax benefits during 2013. To the extent that we have NOL carryforwards generated in prior years, the statute of limitations is open with respect to such NOL carryforwards dating back to our 2003 tax year.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The following tables present information regarding our assets and liabilities measured and reported in the consolidated financial statements at fair value during 2012, 2011 and 2010 and indicates the fair value hierarchy of the valuation techniques used to determine such fair value. The three levels of fair value defined in FASB Codification Topic 820, Fair Value Measurements and Disclosures, are as follows:

•	Level 1—Valuations based on quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access.

•
Level 2—Valuations based on quoted market prices for similar assets or liabilities, quoted market prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•
Level 3—Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, which are typically based on the reporting entity’s own assumptions.

Non-Recurring Measurements

As described in Note 2 “Basis of Presentation and Summary of Significant Accounting Policies—Investments in Real Estate—Impairment Evaluation,” we assess whether there has been impairment in the value of our investments in real estate whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We evaluate our investments in real estate for impairment on an asset-by-asset basis.

Our assets measured at fair value on a non-recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Assets	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Investments in real estate:
For the year ended:
December 31, 2012	$1,399	$—	$1,399	$—	$2,121
December 31, 2011	65,984	—	65,984	—	13,888
December 31, 2010	810,246	—	242,372	567,874	233,399

Assets associated with real estate held for sale:
For the year ended:
December 31, 2011	14,000	—	14,000	—	9,330

2012 Activity—

In accordance with the provisions of FASB Codification Topic 360, property with a carrying value of $3.5 million was written down to its estimated fair value of $1.4 million, resulting in a $2.1 million impairment charge recorded as part of continuing operations. We classified this fair value measurement as Level 2 because it was calculated based on offers received from third parties.

During 2012, we disposed of land held for development at San Diego Tech Center. This asset had a fair value of $14.0 million at the time it was disposed.

2011 Activity—

During 2011, investments in real estate with a carrying value of $103.2 million were written down to their estimated fair value of $80.0 million, resulting in impairment charges totaling $23.2 million as part of discontinued operations. We have classified these fair value measurements as Level 2 because they were calculated based on the sales price negotiated by the special servicer (2600 Michelson) or the Company (land held for development at San Diego Tech Center) with third-party buyers.

During 2011, we disposed of 2600 Michelson and recorded a $13.9 million impairment charge. This asset had a fair value of $66.0 million at the time it was disposed. Additionally, we recorded a $9.3 million impairment charge to write down land held for development at San Diego Tech Center to its estimated fair value as a result of a decrease in the expected holding period.

2010 Activity—

During 2010, investments in real estate with a carrying value of $1,043.6 million were written down to their estimated fair value of $810.2 million, resulting in impairment charges totaling $233.4 million.

During 2010, we disposed of 207 Goode, 17885 Von Karman and Pacific Arts Plaza and recorded impairment charges totaling $23.3 million. These assets had a fair value of $242.4 million at the time they were disposed. We classified these fair value measurements as Level 2 because they were calculated based on the sales price negotiated by the lender or special servicer with third-party buyers (207 Goode and Pacific Arts Plaza) and the value assigned to the property in the deed-in-lieu of foreclosure with the lender (17885 Von Karman).

As a result of our review of the fair value of our investments in real estate during 2010, we recorded impairment charges totaling $210.1 million to reduce the following properties to the lower of carrying value or estimated fair value: Two California Plaza, 3800 Chapman, 801 North Brand, 701 North Brand, 700 North Central and Brea Campus. We classified these fair value measurements as Level 3 due to the highly subjective nature of the calculations, which involved management’s best estimate of the holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods and capital improvements for each property.

Recurring Measurements

The valuation of our derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flow of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. We have incorporated credit valuation adjustments to appropriately reflect both our own and the respective counterparty’s non-performance risk in the fair value measurements.

Our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Liabilities	Total Fair Value	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap at: (1)
December 31, 2011	$(13,325)	$—	$(13,325)	$—
__________

(1)	Our interest rate swap expired on August 9, 2012.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

Derivative Financial Instruments

Interest rate fluctuations may impact our results of operations and cash flow. Some of our mortgage loans bear interest at a variable rate. We seek to minimize the volatility that changes in interest rates have on our variable-rate debt by entering into interest rate swap and cap agreements with major financial institutions based on their credit rating and other factors. We do not trade in financial instruments for speculative purposes. Our derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of cash flow hedges is initially reported in other accumulated comprehensive income (loss) in the consolidated balance sheet and is recognized as part of interest expense in the consolidated statement of operations when the hedged transaction affects earnings. The ineffective portion of changes in the fair value of cash flow hedges is recognized as part of interest expense in the consolidated statement of operations in the current period.

A summary of the fair value of our derivative financial instruments is as follows (in thousands):

	Liability Derivatives
		Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedging instruments:
Interest rate swap (1)	Accounts payable and other liabilities	$—	$(13,325)
_________

(1)	Our interest rate swap expired on August 9, 2012.

A summary of the effect of derivative financial instruments reported in the consolidated financial statements is as follows (in thousands):

	Amount of Gain Recognized in AOCL	Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations	Location of Gain/(Loss) Recognized in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Interest rate swap for the year ended:
December 31, 2012	$13,325	$792	Interest expense
December 31, 2011	20,456	1,235	Interest expense
December 31, 2010	7,829	(2,027)	Interest expense

Interest Rate Swap—

Prior to August 9, 2012 and as of December 31, 2011, we held an interest rate swap with a notional amount of $425.0 million, of which $400.0 million was assigned to the KPMG Tower mortgage loan. We recorded unrealized gains totaling $0.8 million and $1.2 million during 2012 and 2011, respectively, and an unrealized loss totaling $2.0 million during 2010 as part of interest expense in continuing operations due to hedge ineffectiveness related to this swap. The swap required net settlement each month and expired on August 9, 2012.

We were required to post collateral with our counterparty, primarily in the form of cash, based on the net present value of future anticipated payments under the swap agreement to the extent that the termination value of the swap exceeded a $5.0 million obligation. As of December 31, 2011, we had transferred $9.9 million in cash to our counterparty to satisfy our collateral posting requirement under the swap, which was included in restricted cash in the consolidated balance sheet. Prior to the expiration of the swap, all collateral held by our counterparty had been returned to us.

Interest Rate Caps—

We hold interest rate caps pursuant to the terms of certain of our mortgage and mezzanine loan agreements with the following notional amounts (in millions):

	December 31, 2012	December 31, 2011
Plaza Las Fuentes mortgage loan (1)	$33.6	$33.6
Brea Campus (2)	—	109.0
	$33.6	$142.6
__________

(1)	The interest rate cap was terminated as a result of the sale of Plaza las Fuentes on July 18, 2013.

(2)	The mortgage loan matured during 2012 and the cap expired.

The fair value of our interest rate caps was immaterial as of December 31, 2012 and 2011.

Other Financial Instruments

Our financial instruments include cash, cash equivalents, restricted cash, rents and other receivables, and accounts payable and accrued liabilities. The carrying amount of these instruments approximates fair value because of their short-term nature.

The estimated fair value and the carrying amount of our mortgage and mezzanine loans are as follows (in millions):

December 31, 2012
Estimated fair value	$1,413
Carrying amount	1,950

We calculated the fair value of our mortgage and mezzanine loans based on currently available market rates assuming the loans are outstanding through maturity and considering the collateral. In determining the current market rate for our debt, a market spread is added to the quoted yields on federal government treasury securities with similar maturity dates to our debt.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Robert F. Maguire III

Tax Indemnification Agreement—

In connection with our initial public offering, we agreed to indemnify Mr. Maguire and related entities and other contributors from all direct and indirect adverse tax consequences in the event that the Operating Partnership directly or indirectly sells, exchanges or otherwise disposes (including by way of merger, sale of assets, completion of a foreclosure or otherwise) of any portion of its interests in Gas Company Tower, US Bank Tower, KPMG Tower, Wells Fargo Tower and Plaza Las Fuentes in a taxable transaction. Certain types of transactions, including but not limited to joint ventures and refinancings, can be structured to avoid triggering the tax indemnification obligations.

During 2012, we received notices from Mr. Maguire and related entities requesting the redemption of a total of 6,276,251 noncontrolling common units of the Operating Partnership. At Mr. Maguire’s request, we issued 5,594,220 shares of common stock to a party not related to Mr. Maguire and 682,031 shares of common stock to Mr. Maguire directly in settlement of the redeemed noncontrolling common units.

The redemption of noncontrolling common units and subsequent issuance of common stock to a party not related to Mr. Maguire caused Robert F. Maguire III and related entities to fall below the 50% ownership requirement set forth in his contribution agreement. As a result, all tax indemnification obligations in favor of him and related entities, as well as all remaining limited partners, will now expire on June 27, 2013. Pursuant to agreements with the Operating Partnership unit holders, the tax protection on US Bank Tower expired on June 17, 2013. Our tax indemnification obligations for Gas Company Tower, KPMG Tower, Wells Fargo Tower and Plaza Las Fuentes expired on June 27, 2013.

In connection with the tax indemnification agreement, Mr. Maguire, certain entities owned or controlled by Mr. Maguire, and other contributors have guaranteed a portion of our mortgage loans. As of December 31, 2012 and 2011, $591.8 million of our debt was subject to such guarantees.

Other Transactions—

We leased office space located at 1733 Ocean in Santa Monica, California, a property beneficially owned by Mr. Maguire. In 2010, we terminated our lease on the fourth floor of 1733 Ocean for consideration totaling $2.5 million, consisting of installment payments of $2.0 million and an offset of $0.5 million of amounts due to us by Mr. Maguire. During 2011 and 2010, we paid $0.9 million and $1.1 million, respectively, to Mr. Maguire in connection with the lease termination agreement. All amounts due Mr. Maguire under this agreement were paid in full as of December 31, 2011.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan
Employee Benefit Plan

Our full-time employees who have completed 30 days of service are eligible to participate in a 401(k) savings plan sponsored by the Operating Partnership, which is a funded defined contribution plan that satisfies ERISA requirements. We make employer nondiscretionary matching contributions as well as discretionary profit sharing contributions, if any, in cash. The plan allows employees to allocate their voluntary contributions and employer matching and profit sharing contributions to a variety of investment funds. Our 401(k) plan does not have a fund that invests directly in MPG Office Trust, Inc. common stock or Series A preferred stock. Employees are fully vested in their voluntary contributions.

Effective July 1, 2012, the Company amended the 401(k) plan document to change the years of service required to vest in company contributions to 50% per year from the first through second year of employment. Previously, participants vested in company contributions at a rate of 20% per year from the second through sixth year of employment. Any active participant with two or more years of service as of July 1, 2012 became fully vested in company contributions as of July 1, 2012. During 2012, 2011 and 2010, we contributed $0.4 million, $0.5 million and $0.4 million, respectively, to the 401(k) plan.

Rental Revenue	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Rental Revenue
Rental Revenue

Our properties are leased to tenants under net operating leases with initial expiration dates ranging from 2013 to 2026. The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

See Note 11 “Dispositions and Discontinued Operations—Discontinued Operations—Rental Revenue” for the future minimum rental revenue related to US Bank Tower and Plaza Las Fuentes.

Our rental revenue was increased (decreased) by straight-line rent adjustments as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Continuing operations	$2,304	$1,187	$689
Discontinued operations	(566)	(26)	4,398

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

Capital Leases

We enter into capital lease agreements for equipment used in the normal course of business. The future minimum obligation under our capital leases as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$266
2014	135
2015	136
2016	218
755
Less: interest	(110)
$645

The following amounts have been capitalized as part of building and improvements in the consolidated balance sheets related to equipment acquired through capital leases (in thousands):

	December 31, 2012	December 31, 2011
Gross amount	$13,701	$13,958
Accumulated depreciation	(12,915)	(12,857)
	$786	$1,101

Air Space Lease

We have an air space lease at Plaza Las Fuentes that expires in 2027, with options to renew for two additional ten-year periods and an option to purchase the air space. Air space lease expense for 2012, 2011 and 2010 totaled $0.3 million, $0.4 million and $0.5 million, respectively, and is reported as part of other expense in discontinued operations.

Our air space lease requires us to pay minimum fixed rental amounts that are subject to scheduled rent adjustments. The future minimum obligation under our air space lease as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$288
2014	288
2015	289
2016	289
2017	288
Thereafter	2,862
$4,304

On July 18, 2013, we sold Plaza Las Fuentes and the air space lease was transferred to the buyer. See Note 21 “Subsequent Events.”

Lease Takeover Obligation

We entered into a lease takeover agreement with a tenant at 3161 Michelson, a property we disposed of in 2009. We have partially mitigated this obligation through a sublease of the entire space to a third-party tenant. Our future minimum obligation under the lease takeover agreement and the amount expected to be mitigated through future payments from the subtenant as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$799
2014	833
2015	841
2016	424
2,897
Less: future payments due from subtenant	(2,214)
$683

Operating Lease

We entered into sublease agreements with Rand Corporation (“Rand”) for the second and third floors at 1733 Ocean. We have partially mitigated this obligation through sublease of a portion of the Rand space to third-party tenants. In 2011, we entered into an amended agreement with Rand to terminate a portion of the sublease premises on the second floor. Our future minimum obligation under the operating lease and the amount expected to be mitigated through future payments from the subtenants as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$820
2014	290
1,110
Less: future payments due from subtenants	(922)
$188

Rent payments related to our leases with Rand (excluding payments received from the subtenants) totaled $0.8 million, $1.0 million and $0.8 million during 2012, 2011 and 2010, respectively.

Capital Commitments

As of December 31, 2012, we had executed leases that contractually commit us to pay our tenants $37.0 million for leasing costs, of which $1.0 million is contractually due in 2014, $4.2 million in 2015, $0.3 million in 2016, $8.8 million in 2017 and $2.6 million thereafter. The remaining $20.1 million is contractually available for payment to tenants upon request during 2013, but actual payment is largely determined by the timing of requests from those tenants.

Of these amounts, we had executed leases at US Bank Tower that contractually commit us to pay our tenants $1.2 million for leasing costs as of December 31, 2012, of which $1.1 million is contractually due in 2013 with the remaining $0.1 million due in 2016. Additionally, we had executed leases at Plaza Las Fuentes that contractually commit us to pay our tenants $1.7 million for leasing costs as of December 31, 2012, of which $0.8 million is contractually due in 2013, $0.2 million in 2016 and $0.7 million in 2017.

Tenant Concentration

We generally do not require collateral or other security from our tenants, other than security deposits or letters of credit. Our credit risk is mitigated by the high quality of our existing tenant base, review of prospective tenants’ risk profiles prior to lease execution, and frequent monitoring of our tenant portfolio to identify problem tenants. However, since we have a significant concentration of rental revenue from certain tenants, the inability of those tenants to make their lease payments could have a material adverse effect on our results of operations, cash flow or financial condition.

A significant portion of our rental and tenant reimbursement revenue is generated by a small number of tenants. During 2012, 2011 and 2010, our three largest tenants accounted for 25%, 28% and 28%, respectively, of our rental and tenant reimbursement revenue from continuing operations. During 2012, one tenant, Latham & Watkins LLP, accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations. During 2011 and 2010, one tenant, Southern California Gas Company, accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations.

During 2012, 2011 and 2010, each of the following properties contributed more than 10% of our revenue from continuing operations: Wells Fargo Tower, KPMG Tower, Gas Company Tower and 777 Tower. The revenue generated by these four properties totaled 90%, 94% and 96% of our revenue from continuing operations during 2012, 2011 and 2010, respectively.

Insurance

We carry commercial liability, fire, extended coverage, earthquake, terrorism, flood, pollution legal liability, boiler and machinery, earthquake sprinkler leakage, business interruption and rental loss insurance covering all of the properties in our portfolio under a portfolio insurance program. We believe the policy specifications and insured limits are appropriate given the relative risk of loss, the cost of coverage and industry practice and, in the opinion of management, the properties in our portfolio are adequately insured. Our terrorism insurance, which covers both certified and non-certified terrorism loss, is subject to exclusions for loss or damage caused by nuclear substances, pollutants, contaminants and biological and chemical weapons. We do not carry insurance for generally uninsured losses, such as loss from riots. Our properties are located in areas known to be seismically active. While we presently carry earthquake insurance on our properties, the amount of our earthquake insurance coverage may not be sufficient to fully cover losses from earthquakes and associated disasters, particularly in downtown Los Angeles. In addition, we may discontinue earthquake, terrorism or other insurance on some or all of our properties in the future if the cost of premiums for any of these policies exceeds, in our judgment, the value of the coverage discounted for the risk of loss.

Litigation

General—

We are involved in various litigation and other legal matters, including personal injury claims and administrative proceedings, which we are addressing or defending in the ordinary course of business. Management believes that any liability that may potentially result upon resolution of the matters that are currently pending will not have a material adverse effect on our business, financial condition or financial statements as a whole.

Merger-Related Litigation—

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement (the “Merger Agreement”) pursuant to which a newly formed fund, Brookfield DTLA Holdings L.P., a Delaware limited partnership (which was subsequently converted into a Delaware limited liability company on May 10, 2013) (“Brookfield DTLA”), controlled by Brookfield agreed to acquire the Company. The Company will merge with and into Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), with REIT Merger Sub surviving the merger. Brookfield DTLA will have the option, in its sole discretion and without requiring further consent, to request that the Company agree to change the direction of the merger so that the Company is the surviving entity. The Merger Agreement also provides for a merger of Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”), with and into the Operating Partnership, with the Operating Partnership surviving the merger. See Note 21 “Subsequent Events.”

Following the announcement of the execution of the Merger Agreement, seven putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Sub REIT, REIT Merger Sub, Partnership Merger Sub and Brookfield DTLA Inc. Five of these lawsuits were filed on behalf of the Company’s common stockholders: (i) two lawsuits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively; and (ii) three lawsuits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24-C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24‑C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court for Baltimore City, Maryland on May 1, 2013, May 8, 2013 and May 22, 2013, respectively (collectively, the “Common Stock Actions”). Two lawsuits, captioned Cohen v. MPG Office Trust, Inc. et al., No. 24‑C-13-004097 (the “Cohen Action”) and Donlan v. Weinstein, et al., No. 24‑C-13-004293 (the “Donlan Action”), were filed on behalf of the Company’s preferred stockholders in the Circuit Court for Baltimore City, Maryland on June 20, 2013 and July 2, 2013, respectively (collectively, the “Preferred Stock Actions,” together with the Common Stock Actions, the “Merger Litigations”).

In each of the Common Stock Actions, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors, and the Dell’Osso Action further alleges that the
Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. On June 4, 2013, the Kim and Perkins plaintiffs filed identical, amended complaints in the Circuit Court for Baltimore City, Maryland. On June 5, 2013, the Masih plaintiffs also filed an amended complaint in the Superior Court of the State of California in Los Angeles County. The three amended complaints, as well as the Dell’Osso Action complaint, allege that the preliminary proxy statement filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisors.

In each of the Preferred Stock Actions, which were brought on behalf of Company’s preferred stockholders, the plaintiffs allege, among other things, that, by entering into the Merger Agreement and tender offer, the Company breached the Articles Supplementary, which governs the issuance of the Company Preferred Shares, that the Company’s board of directors breached their fiduciary duties by agreeing to a Merger Agreement that violated the preferred stockholders’ contractual rights and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of contract and fiduciary duty. On July 15, 2013, the plaintiffs in the Preferred Stock Actions filed a joint amended complaint in the Circuit Court for Baltimore City, Maryland that further alleges that the Company’s board of directors failed to disclose material information regarding Brookfield’s extension of the tender offer. On that same day, an intervenor plaintiff, preferred stockholder EJF Debt Opportunities Master Fund, L.P., EJF Debt Opportunities Master Fund II, LP, and EJF Select Master Fund (collectively ‘‘EJF’’), filed a brief in support of the Cohen and Donlan plaintiffs’ motion for preliminary injunction, which included additional allegations that (i) the Company’s board of directors breached their fiduciary duties by entering into a transaction that favored the common stockholders and disfavored the preferred stockholders; and (ii) the disclosures filed by the Company and Brookfield are misleading because the new preferred shares will not have the same rights as the existing preferred shares because of the ability of other Brookfield subsidiaries to issue securities that will have an effective priority over the new preferred shares.

The plaintiffs in the seven lawsuits seek an injunction against the merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief.

By letter dated June 13, 2013, plaintiffs in the Kim, Perkins, and Dell’Osso actions jointly requested that the Circuit Court for Baltimore City, Maryland issue a stay of the cases in Maryland, pending the resolution of the Coyne Action and the Masih Action in California. On June 25, 2013, the Superior Court of the State of California in Los Angeles County ordered the Coyne Action and the Masih Action to be consolidated (the “Consolidated Common Stock Action”).

On July 10, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, the Company and the other named defendants in the Consolidated Common Stock Action signed a memorandum of understanding (the ‘‘MOU’’), regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release of all asserted claims. The asserted claims will not be released until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. Additionally, as part of the MOU, the Company agreed (i) to make certain additional disclosures related to the merger, which were filed with the SEC on a
Schedule 14A dated July 11, 2013, (ii) to amend the Merger Agreement to allow the Company to release third parties currently subject to confidentiality agreements with the Company from any standstill restrictions contained in such agreements and (iii) to file a Current Report on Form 8-K and related press release (which were respectively filed and issued on July 11, 2013). Finally, in connection with the proposed settlement, plaintiffs in the Consolidated Common Stock Action intend to seek, and the defendants have agreed to pay, an award of attorneys’ fees and expenses in an amount to be determined by the Superior Court of the State of California in Los Angeles County. This payment will not affect the amount of consideration to be received by the Company’s stockholders pursuant to the terms of the Merger Agreement.

In the Preferred Stock Actions, at a hearing on July 24, 2013, the Circuit Court for Baltimore City, Maryland denied plaintiffs’ motion for a preliminary injunction that sought to enjoin the tender offer and the merger. See Note 21 “Subsequent Events.”

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except share and per share amounts)
Year Ended December 31, 2012
Revenue from continuing operations	$57,385	$44,185	$45,277	$43,673
Income (loss) from continuing operations	10,392	(18,142)	(13,139)	34,907
Income from discontinued operations	74	98,314	108,148	175,564
Income attributable to common units of the Operating Partnership	(657)	(8,222)	(2,373)	(612)
Preferred stock dividends	(4,637)	(4,638)	(4,637)	(4,638)
Net income available to common stockholders	5,172	67,312	87,999	205,221
Net income available to common stockholders per share – basic	$0.10	$1.32	$1.57	$3.56
Weighted average number of common shares outstanding – basic	51,048,621	51,285,961	56,118,506	57,634,484
Net income available to common stockholders per share – diluted	$0.10	$1.32	$1.57	$3.52
Weighted average number of common and common equivalent shares – diluted	51,758,710	51,285,961	56,118,506	58,324,838

Year Ended December 31, 2011
Revenue from continuing operations	$47,736	$49,187	$50,375	$47,781
Loss from continuing operations	(13,457)	(11,633)	(11,379)	(13,840)
(Loss) income from discontinued operations	(26,530)	150,306	41,746	(16,986)
Loss (income) attributable to common units of the Operating Partnership	5,205	(15,483)	(2,915)	3,985
Preferred stock dividends	(4,766)	(4,766)	(4,637)	(4,637)
Preferred stock redemption discount	—	—	2,780	—
Net (loss) income available to common stockholders	(39,548)	118,424	25,595	(31,478)
Net (loss) income available to common stockholders per share – basic	$(0.81)	$2.42	$0.51	$(0.62)
Weighted average number of common shares outstanding – basic	49,016,989	49,040,268	49,961,007	50,676,545

The amounts shown in the table above will not agree to those previously reported in our Quarterly Reports on Form 10-Q due to the US Bank Tower and Plaza Las Fuentes dispositions and property dispositions that occurred during 2012 and 2011.

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. Additionally, on July 18, 2013, we sold Plaza Las Fuentes. See Note 21 “Subsequent Events.” Our quarterly financial information for 2012 and 2011 has been reclassified to reflect the disposition of US Bank Tower, the Westlawn off-site parking garage and Plaza Las Fuentes, which are presented as discontinued operations in the consolidated statements of operations.

Additionally, our quarterly financial information for 2012 and 2011 has been reclassified to reflect the dispositions of 700 North Central and 801 North Brand (both in first quarter 2012), Stadium Towers Plaza and Brea Campus (both in second quarter 2012), Glendale Center and 500 Orange Tower (both in third quarter 2012), and Two California Plaza and 3800 Chapman (both in fourth quarter 2012), which are presented as discontinued operations in the consolidated statements of operations.

Our quarterly financial information for 2011 has been reclassified to reflect the transfer of land held for development at San Diego Tech Center to assets associated with real estate held for sale as of December 31, 2011. This asset was disposed during 2012.

In addition, our quarterly financial information for 2011 has been reclassified to reflect the dispositions of 701 North Brand, 550 South Hope, the Westin® Pasadena Hotel and 2600 Michelson (in second quarter 2011) and City Tower (in third quarter 2011), which are presented as discontinued operations in the consolidated statements of operations.

Investments in Real Estate	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Investments in Real Estate
Investments in Real Estate

A summary of information related to our investments in real estate as of December 31, 2012 is as follows (in thousands):

	Encum- brances	Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount of Which Carried at Close of Period			Accum- ulated Depre- ciation (4)	Year Acquired (a) or Con- structed (c)
		Land (1)	Buildings and Improve- ments	Improve- ments	Carrying Costs	Land (2)	Buildings and Improve- ments	Total (3)
Office Properties
Los Angeles, CA
Gas Company Tower 525-555 W. Fifth Street	$458,000	$33,425	$16,043	$280,707	$54,464	$59,588	$325,051	$384,639	$(117,612)	1991 (c)
US Bank Tower (5)(6) 633 W. Fifth Street	260,000	21,233	—	279,614	38,122	41,183	297,786	338,969	(97,906)	1989 (c)
Wells Fargo Tower 333 S. Grand Avenue	550,000	4,073	—	318,960	**	33,795	289,238	323,033	(118,710)	1982 (c)
777 Tower 777 S. Figueroa Street	273,000	34,864	251,556	25,825	—	34,864	277,381	312,245	(72,122)	2005 (a)
KPMG Tower (5) 355 S. Grand Avenue	365,000	4,666	—	242,169	**	15,386	231,449	246,835	(103,171)	1983 (c)
Miscellaneous investments (7)	44,281	45,422	—	51,662	6,765	46,535	57,314	103,849	(32,093)
	$1,950,281	$143,683	$267,599	$1,198,937	$99,351	$231,351	$1,478,219	$1,709,570	$(541,614)
__________

**	Information on carrying costs capitalized is not available; such costs are included with improvements for the Wells Fargo Tower and KPMG Tower.

(1)	Amounts shown in “Land” include land and land held for development.

(2)	During 2012, we recorded a $2.1 million impairment charge as part of continuing operations to write down land to its estimated fair value.

(3)	The aggregate gross cost of our investments in real estate for federal income tax purposes approximated $1.4 billion (unaudited) as of December 31, 2012.

(4)
Depreciation in the consolidated statements of operations is computed on a straight-line basis over the following estimated useful lives: buildings and improvements (25 to 50 years); tenant improvements (the shorter of the estimated useful life or lease term); and furniture, fixtures and equipment (5 years).

(5)	US Bank Tower includes the Westlawn off-site parking garage and the KPMG Tower includes the X-2 off-site parking garage.

(6)	On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. See Note 21 “Subsequent Events.”

(7)	Includes amounts attributable to Plaza Las Fuentes, which was sold on July 18, 2013. See Note 21 “Subsequent Events.”
The following is a reconciliation of our investments in real estate and accumulated depreciation (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Investments in Real Estate
Balance at beginning of period	$2,586,980	$3,063,186	$3,852,198
Additions during period:
Improvements	14,967	12,227	21,742
Deductions during period:
Dispositions	(890,256)	(462,618)	(599,184)
Impairment charges	(2,121)	(9,330)	(210,122)
Transfer to assets associated with real estate held for sale	—	(14,000)	—
Other	—	(2,485)	(1,448)
Balance at close of period	$1,709,570	$2,586,980	$3,063,186

Accumulated Depreciation
Balance at beginning of period	$(659,408)	$(668,328)	$(659,753)
Additions during period:
Depreciation expense	(62,563)	(82,345)	(103,022)
Deductions during period:
Dispositions	180,357	91,265	94,447
Balance at close of period	$(541,614)	$(659,408)	$(668,328)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Operating Partnership Unit Redemptions

On January 29, 2013, we received a notice from Thomas MPG Holding, LLC requesting the redemption of 35,000 noncontrolling common units of the Operating Partnership. On January 30, 2013, we issued 35,000 shares of common stock in exchange for these units. We received no cash or other consideration for the noncontrolling common units redeemed.

On June 21, 2013, we received notices from Mr. Maguire, Maguire Partners BGHS, LLC, Bunker Hill Equity, LLC and Maguire Partners Investments, LLC requesting the redemption of a total of 110,000 noncontrolling common units of the Operating Partnership. On June 27, 2013, we issued 110,000 shares of common stock in exchange for these units. We received no cash or other consideration for the noncontrolling common units redeemed.

TRS Entity Liquidation

On April 23, 2013, MPG TRS Holdings II, Inc. was liquidated for purposes of Section 331 of the Code as a result of being merged with and into its parent.

Merger Agreement

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement (the “Merger Agreement”) pursuant to which a newly formed fund, Brookfield DTLA Holdings L.P., a Delaware limited partnership (which was subsequently converted into a Delaware limited liability company on May 10, 2013) (“Brookfield DTLA”), controlled by Brookfield agreed to acquire the Company. The Company will merge with and into Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), with REIT Merger Sub surviving the merger. Brookfield DTLA will have the option, in its sole discretion and without requiring further consent, to request that the Company agree to change the direction of the merger so that the Company is the surviving entity. The Merger Agreement also provides for a merger of Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”), with and into the Operating Partnership, with the Operating Partnership surviving the merger.

On July 17, 2013, the Company’s common stockholders voted to approve the merger of the Company with REIT Merger Sub and the other transactions contemplated by the Merger Agreement (collectively, the “merger”). The Company expects the merger to close in the third quarter of 2013, following fulfillment of the conditions to closing, including receipt of required lender consents.

Under the terms of the Merger Agreement, each issued and outstanding share of our common stock will be automatically converted into, and canceled in exchange for, the right to receive $3.15 in cash, without interest and less any required withholding tax, (the “merger consideration”) at the closing of the merger. Each issued and outstanding share of restricted common stock will cease to be subject to forfeiture and will be canceled in exchange for the right to receive the merger consideration. Each issued and outstanding restricted stock unit will receive the merger consideration per share for each outstanding restricted stock unit. Each Company stock option granted under a Company plan, whether or not then exercisable, will be canceled in exchange for the right to receive the excess, if any, of the merger consideration over the exercise price per share of such Company stock option. If the exercise price per share of any such Company stock option is equal to or greater than the merger consideration, such Company stock option will be canceled without payment.

Additionally, a subsidiary of Brookfield has commenced a tender offer to purchase, subject to certain conditions, all of the Company’s outstanding 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share (the “Company Preferred Shares”), for $25.00 per share in cash, without interest. Any Company Preferred Shares that are not tendered will be converted in the merger into new preferred shares of Brookfield DTLA Fund Office Trust Investor Inc., a Maryland corporation (“Sub REIT”), with rights, terms and conditions substantially identical to the rights, terms and conditions of the Company Preferred Shares.

In connection with the Merger Agreement, Brookfield has entered into a guarantee with respect to the obligations of its affiliates under the Merger Agreement, including the full performance and payment of all of the payment and/or monetary obligations and liabilities arising under or in connection with the Merger Agreement and the transactions contemplated thereby.

The Company and Brookfield DTLA have made certain customary representations, warranties and covenants in the Merger Agreement. The Company, among other things, subject to certain exceptions, covenanted: (i) to conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the merger; and (ii) to not solicit, initiate or facilitate the making, submission or announcement of any acquisition proposal, or any proposal or offer that would reasonably be expected to lead to an acquisition proposal, or provide confidential information in connection with, any acquisition proposal.

The Merger Agreement contains certain termination rights for both the Company and Brookfield DTLA, including, among other bases for termination and subject to certain exceptions, if the merger has not been consummated on or before August 15, 2013, subject to (i) the Company’s right to an extension until September 16, 2013 and Brookfield DTLA’s right to extension until August 30, 2013, in each case if all the conditions to the closing, other than obtaining certain lender consents, have been satisfied or waived prior to August 15, 2013 and (ii) certain other extension rights further discussed below under “—Waiver and First Amendment to Merger Agreement.”

Waiver and First Amendment to Merger Agreement

On May 19, 2013, the Company, the Operating Partnership, Brookfield DTLA, Sub REIT, REIT Merger Sub and Partnership Merger Sub (Brookfield DTLA, Sub REIT, REIT Merger Sub and Partnership Merger Sub, collectively, the “Brookfield Parties”), entered into a waiver and first amendment to the Merger Agreement (the “Waiver and Amendment”).

Pursuant to the Waiver and Amendment, Brookfield DTLA has irrevocably waived its right to cash out non-tendered Company Preferred Shares. Accordingly, all Company Preferred Shares that are not validly tendered and accepted for payment in the tender offer will be converted into shares of 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share, of Sub REIT (collectively, the “Sub REIT Preferred Shares”), with rights, terms and conditions substantially identical to the rights, terms and conditions of the Company Preferred Shares.

The Waiver and Amendment also permits Brookfield DTLA to make amendments to the limited partnership agreement of the Operating Partnership in order to effectuate the provisions of the Merger Agreement relating to the potential investment in the Operating Partnership by DTLA Fund Holding Co., the conversion of general partner common units of the Operating Partnership into general partner common units of the Surviving Partnership, and the conversion of limited partner common units held by any subsidiary of the Company into Series B Partnership General Partner Units.

The Waiver and Amendment also clarifies that the tender offer Purchaser (as defined in the Merger Agreement) will not consummate the tender offer except immediately prior to the effective time of the merger unless both the Company and the tender offer Purchaser agree in writing.

In addition, the Waiver and Amendment reflects certain changes relating to a registration statement on Form S-4 (the “Form S-4”) that Sub REIT filed with the SEC in connection with the potential issuance of Sub REIT Preferred Shares to the holders of Company Preferred Shares. The Waiver and Amendment clarifies that, in the absence of an SEC stop order that is then in effect, the effectiveness of the Form S-4 is not a condition to the Brookfield Parties’ obligations to consummate the merger. However, if all the conditions to the obligations of the Brookfield Parties to consummate the merger have been satisfied (other than those required to be satisfied or waived at the closing of the merger) but either (i) the Form S-4 has not become effective or (ii) the SEC has issued a stop order that is in effect, then Brookfield DTLA will have the right to delay the closing until the earliest to occur of (A) the date specified by Brookfield DTLA in the written notice exercising this right, (B) one business day after the effectiveness of the Form S-4, (C) one business day after any stop order issued in respect of the Form S-4 has been lifted, reversed or otherwise terminated, and (D) September 25, 2013. If Brookfield DTLA exercises this right, (X) Brookfield DTLA will be deemed to have immediately and irrevocably waived all of the conditions to its obligations to close the merger, other than the conditions relating to the following: (1) the absence of a legal restraint prohibiting the consummation of the merger to the extent not related to a stop order suspending the effectiveness of the Form S-4, (2) performance by the Company and the Operating Partnership of their agreements and covenants under the Merger Agreement, but only if such failure to perform constitutes a willful and material breach of the Merger Agreement that results in a long-term adverse effect on the business of the Company and the Operating Partnership (a “willful and material breach”), and (3) the absence of a Material Adverse Effect (as defined in the Merger Agreement); and (Y) after August 15, 2013, Brookfield DTLA will be deemed to have irrevocably waived all conditions to its obligations to close the merger except for the condition related to the performance by the Company and the Operating Partnership of their agreements and covenants under the Merger Agreement, but only if such failure to perform constitutes a willful and material breach of the Merger Agreement.

The Waiver and Amendment further provides that if either the Form S-4 has not become effective or the SEC has issued a stop order suspending the effectiveness of the Form S-4, the Company may extend the Outside Date (as defined in the Merger Agreement) up to until October 31, 2013. Additionally, if Brookfield DTLA elects to exercise its right to delay the closing as discussed above, then (i) on or prior to August 15, 2013, Brookfield DTLA’s right to terminate the Merger Agreement due to the failure of the merger to be consummated by the Outside Date will be limited to situations where there is a legal restraint prohibiting the consummation of the merger (other than to the extent related to a stop order suspending the effectiveness of the Form S-4) or there is a Material Adverse Effect, and (ii) after August 15, 2013, Brookfield DTLA will be deemed to have waived irrevocably any right to terminate the Merger Agreement due to the failure of the merger to be consummated by the Outside Date.

On July 10, 2013, the Company, the Operating Partnership and the Brookfield Parties entered into a second amendment to the Merger Agreement to permit the Company to release third parties that were then subject to confidentiality agreements with the Company from any standstill or similar provision contained in such agreements.

Merger-Related Litigation

Following the announcement of the execution of the Merger Agreement, seven putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Sub REIT, REIT Merger Sub, Partnership Merger Sub and Brookfield DTLA Inc. Five of these lawsuits were filed on behalf of the Company’s common stockholders: (i) two lawsuits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively; and (ii) three lawsuits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24-C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24‑C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court for Baltimore City, Maryland on May 1, 2013, May 8, 2013 and May 22, 2013, respectively (collectively, the “Common Stock Actions”). Two lawsuits, captioned Cohen v. MPG Office
Trust, Inc. et al., No. 24‑C-13-004097 (the “Cohen Action”) and Donlan v. Weinstein, et al., No. 24‑C-13-004293 (the “Donlan Action”), were filed on behalf of the Company’s preferred stockholders in the Circuit Court for Baltimore City, Maryland on June 20, 2013 and July 2, 2013, respectively (collectively, the “Preferred Stock Actions,” together with the Common Stock Actions, the “Merger Litigations”).

In each of the Common Stock Actions, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors, and the Dell’Osso Action further alleges that the Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. On June 4, 2013, the Kim and Perkins plaintiffs filed identical, amended complaints in the Circuit Court for Baltimore City, Maryland. On June 5, 2013, the Masih plaintiffs also filed an amended complaint in the Superior Court of the State of California in Los Angeles County. The three amended complaints, as well as the Dell’Osso Action complaint, allege that the preliminary proxy statement filed by the Company with the SEC on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisors.

In each of the Preferred Stock Actions, which were brought on behalf of Company’s preferred stockholders, the plaintiffs allege, among other things, that, by entering into the Merger Agreement and tender offer, the Company breached the Articles Supplementary, which governs the issuance of the Company Preferred Shares, that the Company’s board of directors breached their fiduciary duties by agreeing to a Merger Agreement that violated the preferred stockholders’ contractual rights and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of contract and fiduciary duty. On July 15, 2013, the plaintiffs in the Preferred Stock Actions filed a joint amended complaint in the Circuit Court for Baltimore City, Maryland that further alleges that the Company’s board of directors failed to disclose material information regarding Brookfield’s extension of the tender offer. On that same day, an intervenor plaintiff, preferred stockholder EJF Debt Opportunities Master Fund, L.P., EJF Debt Opportunities Master Fund II, LP, and EJF Select Master Fund (collectively ‘‘EJF’’), filed a brief in support of the Cohen and Donlan plaintiffs’ motion for preliminary injunction, which included additional allegations that (i) the Company’s board of directors breached their fiduciary duties by entering into a transaction that favored the common stockholders and disfavored the preferred stockholders; and (ii) the disclosures filed by the Company and Brookfield are misleading because the new preferred shares will not have the same rights as the existing preferred shares because of the ability of other Brookfield subsidiaries to issue securities that will have an effective priority over the new preferred shares.

The plaintiffs in the seven lawsuits seek an injunction against the merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief.

By letter dated June 13, 2013, plaintiffs in the Kim, Perkins, and Dell’Osso actions jointly requested that the Circuit Court for Baltimore City, Maryland issue a stay of the cases in Maryland, pending the resolution of the Coyne Action and the Masih Action in California. On June 25, 2013, the Superior Court of the State of California in Los Angeles County ordered the Coyne Action and the Masih Action to be consolidated (the “Consolidated Common Stock Action”).

On July 10, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, the Company and the other named defendants in the Consolidated Common Stock Action signed a memorandum of understanding (the ‘‘MOU’’), regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release of all asserted claims. The asserted claims will not be released until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. Additionally, as part of the MOU, the Company agreed (i) to make certain additional disclosures related to the merger, which were filed with the SEC on a Schedule 14A dated July 11, 2013, (ii) to amend the Merger Agreement to allow the Company to release third parties currently subject to confidentiality agreements with the Company from any standstill restrictions contained in such agreements and (iii) to file a Current Report on Form 8-K and related press release (which were respectively filed and issued on July 11, 2013). Finally, in connection with the proposed settlement, plaintiffs in the Consolidated Common Stock Action intend to seek, and the defendants have agreed to pay, an award of attorneys’ fees and expenses in an amount to be determined by the Superior Court of the State of California in Los Angeles County. This payment will not affect the amount of consideration to be received by the Company’s stockholders pursuant to the terms of the Merger Agreement.

In the Preferred Stock Actions, at a hearing on July 24, 2013, the Circuit Court for Baltimore City, Maryland denied plaintiffs’ motion for a preliminary injunction that sought to enjoin the tender offer and the merger.

Sale of US Bank Tower

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage to an affiliate of Overseas Union Enterprise Limited. The purchase price was $367.5 million. Net proceeds from the transaction were $103.0 million, a portion of which may potentially be used to make loan re‑balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. The mortgage loan balance was repaid at closing using proceeds from the transaction.

Sale of Plaza Las Fuentes

On July 18, 2013, we sold Plaza Las Fuentes to affiliates of East West Bank and Downtown Properties Holdings, LLC. The purchase price was $75.0 million. Net proceeds from the transaction were approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. The mortgage and mezzanine loan balances were repaid at closing using proceeds from the transaction.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of MPG Office Trust, Inc., the Operating Partnership and the wholly owned subsidiaries of the Operating Partnership. All majority-owned subsidiaries are consolidated and included in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain amounts in the consolidated statements of operations for prior periods have been reclassified to reflect the activity of discontinued operations.

Effective December 31, 2012, we adopted the provisions of Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. We elected to present this information as a single note to the financial statements. See Note 8 “Accumulated Other Comprehensive Income (Loss).” The adoption had no impact on our previously reported earnings or earnings per share.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could ultimately differ from those estimates.

Liquidity
Liquidity

Our business requires continued access to adequate cash to fund our liquidity needs. Over the last several years, we have maintained our liquidity position through secured debt financings, cash-generating asset sales and asset dispositions at or below the debt in cooperation with our lenders, as well as reductions in leasing costs, discretionary capital expenditures, property operating expenses, and general and administrative expenses.

The following are our potential sources of liquidity:

•	Unrestricted and restricted cash;

•	Cash generated from operations;

•	Asset dispositions;

•	Proceeds from public or private issuance of debt or equity securities;

•	Cash generated from the contribution of existing assets to joint ventures; and/or

•	Proceeds from additional secured or unsecured debt financings.

We are working to address challenges to our liquidity position, particularly debt maturities, leasing costs and capital expenditures. We do not currently have committed sources of cash adequate to fund all of our potential needs, including our 2013 debt maturities. If we are unable to raise additional capital or sell assets, we may face challenges in repaying, extending or refinancing our existing debt, including our debt maturities, on favorable terms or at all, and we may be forced to give back assets to the relevant mortgage lenders. While we believe that access to future sources of significant cash will be challenging, we believe that we will have access to some of the liquidity sources identified above and that those sources will be sufficient to meet our near-term liquidity needs. On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage and received net proceeds of $103.0 million, a portion of which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. Additionally, on July 18, 2013, we sold Plaza Las Fuentes and received net proceeds of approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

Future sources of significant cash are essential to our liquidity and financial position, and if we are unable to generate adequate cash from these sources we will have liquidity-related problems and will be exposed to material risks. In addition, our inability to secure adequate sources of liquidity could lead to our eventual insolvency.

Potential Sources of Liquidity—

Asset Dispositions—

During the past several years, we have systematically disposed of assets in order to (1) preserve cash through the disposition of properties with current or projected negative cash flow and/or other potential near-term cash outlay requirements (including debt maturities) and (2) generate cash through the disposition of strategically-identified non-core properties with positive equity value. We may dispose of additional assets in the future in order to generate cash. However, we have a limited number of assets remaining that could be sold to generate net cash proceeds. If we choose to pursue such a disposition, we cannot assure you that such a disposition could be completed in a timely manner or on terms acceptable to us.

Dispositions Subsequent to December 31, 2012—

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage and received net proceeds of $103.0 million, a portion of which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

On July 18, 2013, we sold Plaza Las Fuentes and received net proceeds of approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. See Note 21 “Subsequent Events.”

Proceeds from Additional Secured or Unsecured Debt Financings—

We do not currently have arrangements for any future secured debt financings and do not expect to obtain any secured debt financings in the near term that will generate net cash proceeds. We currently do not believe that we will be able to address challenges to our liquidity position (particularly debt maturities, leasing costs and capital expenditures) through future secured debt financings that generate net cash proceeds. However, we may seek to extend the maturity dates of certain secured debt financing encumbering our properties as they come due. Additionally, we do not believe that we will be able to obtain any significant unsecured debt financings on terms acceptable to us in the near future.

Potential Uses of Liquidity—

The following are the significant potential uses of our cash in the near term:

Payments in Connection with Loans—

Debt Service. As of December 31, 2012, we had $1.9 billion of debt. Our substantial indebtedness requires us to use a material portion of our cash flow to service principal and interest on our debt, which limits the cash flow available for other business expenses and opportunities. The lockbox and cash management arrangements contained in our loan agreements require that substantially all of the income generated by our special purpose property-owning subsidiaries be deposited directly into lockbox accounts and then swept into cash management accounts for the benefit of our lenders. Cash is distributed to us only after funding of improvement, leasing and maintenance reserves (as applicable) and the payment of debt service, insurance, taxes, operating expenses, and extraordinary capital expenditures and leasing expenses. In addition, excess operating cash flow from KPMG Tower is being swept by the lender to fund capital expenditure and leasing reserves and to reduce the principal balance of the mortgage loan. As of December 31, 2012, we had fully funded the $1.5 million capital expenditure reserve and funded $10.0 million into the leasing reserve. During 2012, no excess operating cash flow was applied by the lender to reduce the principal balance of the KPMG Tower mortgage loan.

During 2012, we made debt service payments totaling $113.3 million, and the respective special servicers applied $9.1 million of restricted cash held at the property level to pay contractual interest on the mortgage loans secured by Two California Plaza, 500 Orange Tower and 3800 Chapman (due to the default status of the loans prior to the properties’ dispositions). We made no debt service payments with unrestricted cash during 2012 related to defaulted mortgages subsequent to the applicable default date.

Principal Payment Obligations. As our debt matures, our principal payment obligations present significant future cash requirements. We may not be able to successfully extend, refinance or repay our debt depending upon a number of factors, including property valuations, availability of credit, lending standards and economic conditions. We do not have any committed financing sources available to refinance our debt as it matures.

As of December 31, 2012, a summary of our debt maturing in 2013 is as follows (in millions):

KPMG Tower	$365.0
777 Tower	273.0
US Bank Tower (1)	260.0
Principal payable at maturity	$898.0
__________

(1)
On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Our KPMG Tower and 777 Tower mortgage loans mature on October 9, 2013 and November 1, 2013, respectively. We do not have a commitment from the lenders to extend the maturity dates of these loans. The loans may require a paydown upon extension or refinancing (depending on market conditions), funding of additional reserve amounts, or both. We may use cash on hand, including the net proceeds from the sale of US Bank Tower and Plaza Las Fuentes, to make any such payments. If we are unable or unwilling to use cash on hand to make such payments, we may face challenges in repaying, extending or refinancing these loans on favorable terms or at all, and we may be forced to give back the assets to the lenders.

Payments to Extend, Refinance, Modify or Exit Loans. We continue to have limited unrestricted cash. Upcoming debt maturities present cash obligations that the relevant special purpose property‑owning subsidiary obligor may not be able to satisfy. For assets that we do not or cannot dispose of and for which the relevant special purpose property-owning subsidiary is unable or unwilling to fund the resulting obligations, we may seek to extend or refinance the applicable loans or may default upon such loans. Recently, extending or refinancing loans has required principal paydowns, the funding of additional reserve amounts and the payment of certain fees to, and expenses of, the applicable lenders. In addition, lenders may impose cash flow restrictions in connection with refinancings, such as cash flow sweeps and lockboxes. These fees and cash flow restrictions will affect our ability to fund our other uses. The terms of the extensions or refinancings may also include significantly restrictive operational and financial covenants. The default by the relevant special purpose property-owning subsidiary obligor upon any such loans could result in foreclosure of the property.

Investments in Real Estate
Investments in Real Estate

Impairment Evaluation—

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “FASB Codification”) Topic 360, Property, Plant, and Equipment, we assess whether there has been impairment in the value of our investments in real estate whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. We evaluate our investments in real estate for impairment on an asset-by-asset basis. Indicators of potential impairment include the following:

•	Change in strategy resulting in an increased or decreased holding period;

•	Low or declining occupancy levels;

•	Deterioration of the rental market as evidenced by rent decreases over numerous quarters;

•	Properties adjacent to or located in the same submarket as those with recent impairment issues;

•	Significant decrease in market price;

•	Tenant financial problems; and/or

•	Experience of our competitors in the same submarket.

An impairment charge is recorded when the estimated fair value of an asset is less than its carrying value. The estimated fair value of the asset becomes its new cost basis. For a depreciable long‑lived asset, the new cost basis will be depreciated or amortized over the remaining useful life of that asset.

During 2012, we performed impairment analyses of our properties that showed indications of potential impairment based on the indicators described above. As a result of these analyses, one property was written down to its estimated fair value, resulting in a $2.1 million impairment charge recorded as part of continuing operations. See Note 13 “Fair Value Measurements.”

The assessment as to whether our investments in real estate are impaired is highly subjective. The calculations involve management’s best estimate of the holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods and capital requirements for each property. A change in any one or more of these factors could materially impact whether a property is impaired as of any given valuation date.

One of the more significant assumptions is probability weighting whereby management may contemplate more than one holding period in its test for impairment. These scenarios can include long-, intermediate- and short-term holding periods which are probability weighted based on management’s best estimate of the likelihood of such a holding period as of the valuation date. A shift in the probability weighting towards a shorter hold scenario can increase the likelihood of impairment. For example, management may weight the holding period for a specific asset based on a 3-, 5- and 10-year hold with probability weighting of 50%, 20% and 30%, respectively. A change in those holding periods and/or a change in the probability weighting for the specific assets could result in a future impairment. As an example of the sensitivity of these estimates, if the holding period and probability weighting of assets that were being evaluated for Step Two impairment as of December 31, 2012 were changed, there would have been no impairment charge, using a 100% probability weighting of a 10-year hold period, and an approximately $30 million impairment charge, using a 100% probability weighting of a short-term hold period, with all other factors being held constant. Many factors may influence management’s estimate of holding periods, including market conditions, accessibility of capital and credit markets and recent sales activity of properties in the same submarket, our liquidity and net proceeds generated or expected to be generated by asset dispositions or lack thereof, among others. These conditions may change in a relatively short period of time, especially in light of our limited liquidity and the current economic environment.

Based on continuing input from our board of directors and as our business continues to evolve and we work through various alternatives with respect to certain assets, holding periods may be modified and result in additional impairment charges. Continued declines in the market value of commercial real estate also increase the risk of future impairment. As a result, key assumptions used in testing the recoverability of our investments in real estate, particularly with respect to holding periods, can change period-over-period.

Assets Developed—

We capitalize direct project costs that are clearly associated with the development and construction of real estate projects as a component of land held for development in the consolidated balance sheet. Additionally, we capitalize interest and loan fees related to construction loans, real estate taxes, general and administrative expenses that are directly associated with and incremental to our development activities and other costs, including corporate interest, during the pre-development, construction and lease-up phases of real estate projects.

We capitalized $2.2 million of interest expense and $0.3 million of indirect project costs in connection with our development properties during 2010. There were no costs capitalized during 2011 or 2012.

We cease capitalization on development properties when (1) the property has reached stabilization, (2) one year after cessation of major construction activities, or (3) if activities necessary to prepare the property for its intended use have been suspended. For development properties with extended lease-up periods, we cease capitalization and begin depreciation on the portion of the property on which we have begun recognizing revenue.

Discontinued Operations—

The revenue, expenses, impairment and/or gain on sale of operating properties that meet the applicable criteria are reported as discontinued operations in the consolidated statement of operations from the date the property was acquired or placed in service through the date of disposition. A gain on sale, if any, is recognized in the period the property is disposed.

In determining whether to report the results of operations, impairment and/or gain on sale of operating properties as discontinued operations, we evaluate whether we have any significant continuing involvement in the operations, leasing or management of the property after disposition. If we determine that we have significant continuing involvement after disposition, we report the revenue, expenses, impairment and/or gain on sale as part of continuing operations.

We classify properties as held for sale when certain criteria set forth in the Long-Lived Assets Classified as Held for Sale Subsections of FASB Codification Topic 360 are met. At that time, we present the assets and liabilities of the property held for sale separately in the consolidated balance sheet. We cease recording depreciation and amortization expense at the time a property is classified as held for sale. Properties held for sale are reported at the lower of their carrying amount or their estimated fair value, less estimated costs to sell. As of December 31, 2012, none of our properties were classified as held for sale. As of December 31, 2011, land held for development at San Diego Tech Center was classified as held for sale.

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage, and on July 18, 2013, we sold Plaza Las Fuentes. We have restated the consolidated statements of operations for 2012, 2011 and 2010 to reflect the results of operations of US Bank Tower, the Westlawn off-site parking garage and Plaza Las Fuentes as discontinued operations. See Note 21 “Subsequent Events.”

Useful Lives—

Improvements and replacements are capitalized when they extend the useful life, increase capacity or improve the efficiency of the asset. Repairs and maintenance are charged to expense in the consolidated statement of operations as incurred. Depreciation and amortization are recorded on a straight-line basis over the following estimated useful lives:

•	Buildings and improvements	25 to 50 years

•	Acquired ground leases	Remaining life of the related lease as of the date of assumption of the lease

•	Tenant improvements	Shorter of the estimated useful life or lease term

•	Furniture, fixtures and equipment	5 years

Depreciation expense, including discontinued operations, related to our investments in real estate during 2012, 2011 and 2010 was $62.6 million, $82.3 million and $103.0 million, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less when acquired. Such investments are stated at cost, which approximates market value.

Cash and cash equivalents are deposited with financial institutions that we believe are creditworthy. Cash is invested with quality federally insured institutions that are members of the Federal Deposit Insurance Corporation (“FDIC”). Cash balances with institutions may be in excess of federally insured limits or may be invested in time deposits that are not insured by the institution, the FDIC, or any other government agency. We have not realized any losses on such cash investments and we believe that these investments are not exposed to any significant credit risk.

Restricted Cash
Restricted Cash

Restricted cash consists primarily of deposits for tenant improvements and leasing commissions, real estate taxes and insurance reserves, debt service reserves and other items as required by our loan agreements as well as collateral accounts required by our interest rate swap counterparty.

Rents and Other Receivables, Net
Rents and Other Receivables, Net

Rents and other receivables are presented net of an allowance for doubtful accounts of $0.8 million and $2.4 million as of December 31, 2012 and 2011, respectively. During 2012, 2011 and 2010, we recorded a provision for doubtful accounts of $1.2 million, $1.5 million and $2.1 million, respectively.

We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of tenants to make required payments. The computation of this allowance is based on the tenants’ payment history and current credit status, as well certain industry or specific credit considerations. If estimates of collectability differ from the cash received, then the timing and amount of our reported revenue could be impacted. When circumstances arise, such as the bankruptcy filing of a tenant, the allowance is reviewed for adequacy and adjusted to reflect the change in the estimated amount to be received from the tenant.

Deferred Leasing Costs
Deferred Leasing Costs

Deferred leasing commissions and other direct costs associated with the acquisition of tenants (including direct internal costs) are capitalized and amortized on a straight-line basis over the term of the related leases. Deferred leasing costs also include the net carrying value of acquired in-place leases and tenant relationships.

Acquired Lease Intangibles
Acquired Lease Intangibles

Above-market lease values are amortized as a reduction of rental revenue in the consolidated statement of operations over the remaining non-cancelable term of the related leases while below-market lease values, also referred to as acquired lease obligations, are amortized as an increase to rental revenue in the consolidated statement of operations over the initial term of the related leases and any below‑market fixed-rate renewal periods.

The value of in-place leases, exclusive of the value of above-market in-place leases, is amortized over the remaining non-cancelable period of the related leases and is included in depreciation and amortization in the consolidated statement of operations.

Deferred Loan Costs
Deferred Loan Costs

Loan costs are capitalized and amortized to interest expense on a straight-line basis over the term of the related loans. Deferred loan costs are written off when it is probable that we will be unable to or do not intend to cure the default. During 2012, 2011 and 2010, we wrote off $1.1 million, $1.8 million and $1.3 million, respectively, of deferred loan costs to interest expense as part of discontinued operations related to defaulted mortgage loans.

Other Assets	Other Assets Other assets include prepaid expenses, interest receivable, deposits, corporate-related furniture and fixtures (net of accumulated depreciation) and other miscellaneous assets.
Investment in Unconsoliated Joint Venture
Investment in Unconsolidated Joint Venture

Our investment in unconsolidated joint venture was accounted for under the equity method of accounting because we exercised significant influence over, but did not control, the joint venture. We evaluated our investment in the joint venture and concluded that it was not a variable interest entity. Our partner had substantive participating rights, including approval of and participation in setting operating budgets and strategic plans, capital spending, and sale or financing transactions. Accordingly, we concluded that the equity method of accounting was appropriate. Our investment in joint venture was recorded initially at cost and was subsequently adjusted for our proportionate share of net earnings or losses, cash contributions made and distributions received and other adjustments, as appropriate, through December 21, 2012, the date we disposed of our interest in the joint venture. See Note 4 “Investment in Unconsolidated Joint Venture.” Any difference between the carrying amount of the investment in the consolidated balance sheet and the underlying equity in net assets was amortized as an adjustment to equity in earnings or loss of the joint venture over 40 years. We recorded distributions of operating profit from the joint venture as part of operating activities and distributions related to a capital transaction, such as a refinancing transaction or sale, as investing activities in the consolidated statement of cash flows.

We were not obligated to recognize our share of losses from the joint venture in excess of our basis pursuant to the provisions of Real Estate Investments—Equity Method and Joint Ventures Subsections of FASB Codification Topic 970, Real Estate—General. Accordingly, we did not record losses of $2.5 million during 2011 in the consolidated statement of operations because our basis in the joint venture had been reduced to zero.

Fees and commissions earned from the joint venture are included in management, leasing and development services in the consolidated statement of operations. Balances due from the joint venture were included in other assets in the consolidated balance sheet as of December 31, 2011.

Accounts Payable and Other Liabilities	Accounts Payable and Other Liabilities Accounts payable and other liabilities include accounts payable, accrued expenses, prepaid tenant rents and accrued interest payable.
Derivative Financial Instruments
Derivative Financial Instruments

Interest rate fluctuations may impact our results of operations and cash flow. Some of our mortgage loans bear interest at a variable rate. We do not trade in financial instruments for speculative purposes. Our derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of cash flow hedges is initially reported in accumulated other comprehensive income (loss) in the consolidated balance sheet and is recognized as part of interest expense in the consolidated statement of operations when the hedged transaction affects earnings. The ineffective portion of changes in the fair value of cash flow hedges is recognized as part of interest expense in the consolidated statement of operations in the current period.

Revenue Recognition
Revenue Recognition

We commence revenue recognition on our leases based on a number of factors. In most cases, revenue recognition begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, this occurs on the lease commencement date. In determining what constitutes the leased asset, we evaluate whether we or the lessee is the owner, for accounting purposes, of the tenant improvements. If we are the owner, for accounting purposes, of the tenant improvements, then the leased asset is the finished space and revenue recognition begins when the lessee takes possession of the finished space, typically when the improvements are substantially complete. If we conclude we are not the owner, for accounting purposes, of the tenant improvements (the lessee is the owner), then the leased asset is the unimproved space and any tenant improvement allowances funded under the lease are treated as lease incentives which reduce revenue recognized over the term of the lease. In these circumstances, we begin revenue recognition when the lessee takes possession of the unimproved space for the lessee to construct improvements. The determination of who is the owner, for accounting purposes, of the tenant improvements determines the nature of the leased asset and when revenue recognition under a lease begins. We consider a number of different factors to evaluate whether we or the lessee is the owner of the tenant improvements for accounting purposes. These factors include:

•	Whether the lease stipulates how and on what a tenant improvement allowance may be spent;

•	Whether the tenant or landlord retain legal title to the improvements;

•	The uniqueness of the improvements;

•	The expected economic life of the tenant improvements relative to the length of the lease; and

•	Who constructs or directs the construction of the improvements.

The determination of who owns the tenant improvements, for accounting purposes, is subject to significant judgment. In making that determination we consider all of the above factors. However, no one factor is determinative in reaching a conclusion.

All tenant leases are classified as operating leases, and minimum rents are recognized on a straight-line basis over the terms of the leases. The excess of rents recognized over amounts contractually due, pursuant to the underlying leases, is included in deferred rents, and contractually due but unpaid rents are included in rents and other receivables, net in the consolidated balance sheet.

Tenant reimbursements for real estate taxes, common area maintenance and other recoverable costs are recognized in the period that the expenses are incurred.

Parking revenue is recognized in the period earned.

Property management fees are based on a percentage of the revenue earned by a property under management and are recorded on a monthly basis as earned. Lease commission revenue is recognized when legally earned under the provisions of the underlying lease commission agreement with the landlord. Revenue recognition generally occurs 50% upon lease signing, when the first half of the lease commission becomes legally payable with no right of refund, and 50% upon tenant move-in, when the second half of the lease commission becomes legally payable with no right of refund. Development fees are recognized as the real estate development services are rendered using the percentage-of-completion method of accounting.

Lease termination fees, which are included as part of interest and other in the consolidated statement of operations, are recognized when the related leases are canceled, the leased space has been vacated, we have no continuing obligation to provide services to such former tenants and collectability is reasonably assured. Upon a tenant’s agreement to terminate a lease early, we accelerate the depreciation and amortization of the remaining unamortized assets associated with the tenant through the termination date. However, if we expect a loss on early lease termination, the remaining unamortized assets and/or liabilities related to the tenant are recognized in the consolidated statement of operations immediately as part of depreciation and amortization.

Loss from Early Extinguishment of Debt
Loss from Early Extinguishment of Debt

We incur prepayment penalties, exit fees and/or defeasance costs when we repay or defease our mortgage loans. These costs, along with the writeoff of unamortized loan costs and loan premiums or discounts, are recorded as a loss from early extinguishment of debt in the consolidated statement of operations.

Gain on Sale of Real Estate
Gain on Sale of Real Estate

A gain on the disposition of real estate is recorded when the recognition criteria in the Real Estate Sales Subsections of FASB Codification Topic 360 are met, generally at the time title is transferred, and we no longer have significant continuing involvement in the operations, leasing or management of the property after disposition.

Gain on Settlement of Debt
Gain on Settlement of Debt

A gain on settlement of debt is recorded when the carrying amount of the liability settled exceeds the fair value of the assets transferred to the lender or special servicer in accordance with the Troubled Debt Restructurings by Debtors Subsections of FASB Codification Topic 470, Debt.

Gain on Sale of Interest in Unconsolidated Joint Venture
Gain on Sale of Interest in Unconsolidated Joint Venture

In calculating the gain on sale of interest in unconsolidated joint venture, we recognized excess cash distributions received from the joint venture related to the dispositions of Wells Fargo Center – Denver, San Diego Tech Center and Stadium Gateway totaling $7.7 million that had been previously deferred during 2012 and the remaining unamortized difference between the carrying amount and the underlying net assets of the joint venture of $1.9 million, which were partially offset by our 20% share of joint venture losses totaling $2.4 million that were previously not recognized during 2012 as they were in excess of our basis in the joint venture.

Segment Reporting
Segment Reporting

During 2012, we had one reportable segment. Prior to 2012, we had two reportable segments: office properties and a hotel property. Due to the size of the hotel segment in relation to the consolidated financial statements, we were not required to report segment information for 2011 and 2010. Prior to the sale of the hotel in 2011, we did not allocate our investment in real estate between the hotel and office portions of the Plaza Las Fuentes property; therefore, separate information related to investment in real estate and depreciation and amortization was not available for the office and hotel segments.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Certain Maturities
As of December 31, 2012, a summary of our debt maturing in 2013 is as follows (in millions):

KPMG Tower	$365.0
777 Tower	273.0
US Bank Tower (1)	260.0
Principal payable at maturity	$898.0
__________

(1)
On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Property, Plant and Equipment
Depreciation and amortization are recorded on a straight-line basis over the following estimated useful lives:

•	Buildings and improvements	25 to 50 years

•	Acquired ground leases	Remaining life of the related lease as of the date of assumption of the lease

•	Tenant improvements	Shorter of the estimated useful life or lease term

•	Furniture, fixtures and equipment	5 years

Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Schedule of Finite-Lived Intangible Assets and Liabilities
Our identifiable intangible assets and liabilities are summarized as follows (in thousands):

	December 31, 2012	December 31, 2011
Acquired above-market leases
Gross amount	$28,370	$37,893
Accumulated amortization	(28,321)	(35,400)
	$49	$2,493

Acquired in-place leases
Gross amount	$83,488	$112,033
Accumulated amortization	(79,242)	(99,994)
	$4,246	$12,039

Acquired below-market leases
Gross amount	$(87,158)	$(141,988)
Accumulated amortization	82,029	117,878
	$(5,129)	$(24,110)

Schedule of Finite-lived Intangible Assets and Liabilities Amortization Expense and Rental Income
The impact of the amortization of acquired below-market leases, net of acquired above-market leases, on our rental income and of acquired in-place leases on our depreciation and amortization expense is as follows (in millions):

	For the Year Ended December 31,
	2012	2011	2010
Continuing Operations
Rental income	$3.8	$4.2	$4.3
Depreciation and amortization expense	1.4	1.6	1.9

Discontinued Operations
Rental income	$4.2	$7.4	$14.0
Depreciation and amortization expense	1.8	4.0	9.2

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2012, our estimate of the amortization of these intangible assets and liabilities over the next five years is as follows (in thousands):

	Acquired Above- Market Leases	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$22	$1,159	$(2,466)
2014	11	886	(1,027)
2015	5	785	(641)
2016	5	651	(455)
2017	5	647	(453)
Thereafter	1	118	(87)
	$49	$4,246	$(5,129)
As of December 31, 2012, our estimate of the increase in depreciation and amortization expense of the amortization of acquired in-place leases and the benefit to rental income of the amortization of acquired below-market leases associated with US Bank Tower is as follows (in millions):

	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$77	$(606)
2014	77	(254)
2015	63	(133)
2016	—	—
2017	—	—
Thereafter	—	—
	$217	$(993)

Investment in Unconsolidated Joint Venture Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Schedule of Related Party Transactions [Table Text Block]
A summary of revenue earned from the joint venture is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Management, investment advisory and development fees and leasing commissions	$1,962	$6,550	$4,293

Mortgage Loans (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Our debt is as follows (in thousands, except percentages):

	Contractual Maturity Date		Principal Amount as of
		Interest Rate	December 31, 2012	December 31, 2011
Variable-Rate Debt
Plaza Las Fuentes mortgage loan (1) (2)	8/9/2016	4.50%	$33,031	$33,574
KPMG Tower A-Note (3)	10/9/2013	3.21%	320,800	—
KPMG Tower B-Note (4)	10/9/2013	5.31%	44,200	—
Total variable-rate debt			398,031	33,574

Fixed-Rate Debt
Wells Fargo Tower	4/6/2017	5.70%	550,000	550,000
Gas Company Tower	8/11/2016	5.10%	458,000	458,000
777 Tower	11/1/2013	5.84%	273,000	273,000
US Bank Tower (5)	7/1/2013	4.66%	260,000	260,000
Plaza Las Fuentes mezzanine loan (6)	8/9/2016	9.88%	11,250	11,250
Total fixed-rate debt			1,552,250	1,552,250

Debt Extended/Properties Disposed During 2012
Two California Plaza			—	470,000
KPMG Tower			—	400,000
Glendale Center			—	125,000
500 Orange Tower			—	110,000
Stadium Towers Plaza			—	100,000
801 North Brand			—	75,540
Brea Corporate Place			—	70,468
Brea Financial Commons			—	38,532
3800 Chapman			—	44,370
700 North Central			—	27,460
Total debt extended/properties disposed during 2012			—	1,461,370
Total debt			1,950,281	3,047,194
Debt discount			(542)	(1,199)
Total debt, net			$1,949,739	$3,045,995
__________

(1)
This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%. The interest rate cap was terminated as a result of the sale of Plaza Las Fuentes on July 18, 2013.

(2)	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	This loan bears interest at LIBOR plus 3.00%.

(4)	This loan bears interest at LIBOR plus 5.10%.

(5)	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(6)	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Schedule of Maturities of Debt
As of December 31, 2012, our debt to be repaid in the next five years is as follows (in thousands):

2013 (1) (2)	$898,573
2014 (2)	600
2015 (2)	627
2016 (2) (3)	500,481
2017	550,000
$1,950,281
__________

(1)	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(2)
On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Schedule of Noncontrolling Interest
The following table sets forth the number of noncontrolling common units of the Operating Partnership outstanding and the aggregate redemption value of those units based on the closing market price of our common stock on the New York Stock Exchange (“NYSE”) as well as the ownership interest of those units in the Operating Partnership on each respective date:

	December 31, 2012	December 31, 2011
Outstanding noncontrolling common units of the Operating Partnership	170,526	6,446,777
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	0.3%	11.3%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$0.5	$12.8

Deficit (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary of exchanges of stock
Details of the exchanges are as follows:

	Series A Preferred Stock Exchanged	Common Stock Issued	Exchange Ratio (Common Shares Issued per Preferred Share)	Series A Preferred Stock Value per Share	Common Stock Value per Share
July 25, 2011 exchange	218,635	1,127,597	5.157	$19.00	$3.684
July 27, 2011 exchange	50,995	262,981	5.157	16.50	3.200

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
A summary of the changes in accumulated other comprehensive income (loss) related to our cash flow hedges is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(11,333)	$(27,026)	$(35,179)
Other comprehensive income before reclassifications	13,325	20,443	7,788
Amounts reclassified from accumulated other comprehensive income (1)	(1,450)	(4,750)	365
Net current-period other comprehensive income	11,875	15,693	8,153
Balance at end of year	$542	$(11,333)	$(27,026)
___________

(1)	All amounts reclassified out of accumulated other comprehensive income (loss) are included as part of interest expense in the consolidated statement of operations.

Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The unrecognized share-based compensation cost related to unvested share-based payments expected to be recognized in the consolidated statement of operations is as follows (in thousands, except year amounts):

	December 31, 2012	Remaining Weighted Average Vesting Period
Cash-settled awards	$2,009	2.5 years
Equity-settled awards	1,793	1.4 years
	$3,802	2.0 years

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Award Activity
Activity related to our restricted common stock and restricted stock unit awards is as follows:

	Number	Weighted Average Fair Value
Unvested at December 31, 2009	1,411,648	$7.99
Granted	1,025,701	2.38
Vested	(470,294)	8.68
Forfeited	(757,582)	7.75
Unvested at December 31, 2010	1,209,473	3.11
Granted	1,145,268	2.08
Vested	(824,120)	2.83
Forfeited	(13,843)	5.82
Unvested at December 31, 2011	1,516,778	2.46
Granted	1,107,637	2.83
Vested	(808,742)	2.37
Forfeited	(325,601)	3.21
Unvested at December 31, 2012	1,490,072	$2.61

Schedule of Vested Restricted Stock and Restricted Stock Units
Information regarding restricted common stock and restricted stock units that vested is as follows (in thousands, except stock and unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Restricted common stock vested during the period	8,168	623,664	39,236
Grant-date fair value of restricted common stock vested during the period	$49	$1,740	$647

Equity-settled awards
Restricted stock units vested during the period	700,568	200,456	431,058
Grant-date fair value of restricted stock units vested during the period	$1,562	$596	$3,434

Cash-settled awards
Restricted stock units vested during the period	100,006	—	—
Fair value of restricted stock units vested during the period	$308	$—	$—

Schedule of Vested Issued and Outstanding Restricted Stock Units
Information regarding vested restricted stock units issued and outstanding is as follows (in thousands, except unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Vested restricted stock units issued during the period	161,623	918,765	74,383
Grant-date fair value of vested restricted stock units issued during the period	$481	$8,182	$446

	December 31, 2012	December 31, 2011	December 31, 2010
Vested restricted stock units outstanding	930,833	291,882	711,358

Schedule of Shares and Units Canceled to Satisfy Tax Withholding of Vested Award
In accordance with the provisions of the Incentive Plan, we accept the cancellation of shares of our common stock and vested restricted stock units to satisfy the minimum statutory tax withholding obligations related to restricted common stock and restricted stock unit awards that have vested. The value of the canceled shares and units is calculated based on the closing market price of our common stock on the NYSE on the applicable vesting dates. A summary of shares and units canceled is as follows (in thousands, except share/unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares and units canceled on vesting	74,791	257,019	35,758
Value of shares and units canceled on vesting	$196	$528	$55

Schedule of Share-based Compensation, Stock Options, Activity
Activity related to our stock option awards is as follows:

	Number	Weighted Average Exercise Price
Options outstanding at December 31, 2009	928,650	$1.17
Granted	670,000	2.61
Exercised	(186,113)	0.58
Forfeited	(20,259)	0.58
Options outstanding at December 31, 2010	1,392,278	1.95
Exercised	(99,400)	0.58
Forfeited	(1,050)	0.58
Options outstanding at December 31, 2011	1,291,828	2.06
Exercised	(139,817)	0.58
Forfeited	(48,076)	0.58
Options outstanding at December 31, 2012	1,103,935	$2.31
Options exercisable at December 31, 2012	1,013,935	$2.26

Schedule of Options Vested and Exercised
Information regarding stock options vested and exercised is as follows (in thousands, except option amounts):

	For the Year Ended December 31,
	2012	2011	2010
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	$499	$578	$179
Intrinsic value of stock options exercised during the period	296	224	387
Cash proceeds received upon exercise	5	13	4

Stock Options, Valuation Assumptions
The fair value of nonqualified stock options granted was estimated on the date of grant using the Black Scholes option-pricing model using the following weighted-average assumptions for 2010:

Expected volatility	97%
Expected dividends	—
Expected term	3 years
Contractual term of option	10 years
Risk-free rate	2.88% – 2.97%
Number of steps	500
Fair value of options (per share) on grant date	$1.25 – $2.16

Schedule of Shares Withheld to Satisfy Payment of Strick Price and Tax Withholding of Options Exercised
In accordance with the provisions of the Incentive Plan, we allow shares of our common stock to be withheld to satisfy the payment of exercise price and/or minimum statutory tax withholding obligations due upon the exercise of stock options. The value of the shares withheld is calculated based on the closing market price of our common stock on the NYSE on the exercise date. A summary of shares withheld is as follows (in thousands, except share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares withheld on stock option exercises	69,044	29,948	90,315
Value of shares withheld on stock option exercises	$179	$91	$238

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation
A reconciliation of our net income (loss) per share is as follows (in thousands, except share and per share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Numerator:
Net income (loss) attributable to MPG Office Trust, Inc.	$384,254	$89,019	$(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	—	2,780	—
Net income (loss) available to common stockholders	$365,704	$72,993	$(191,076)

Denominator:
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Effect of dilutive securities:
Nonqualified stock options	327,179	—	—
Nonvested restricted stock units	160,728	—	—
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Net income (loss) available to common stockholders per share – basic	$6.77	$1.47	$(3.92)
Net income (loss) available to common stockholders per share – diluted	$6.71	$1.47	$(3.92)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following common stock equivalents were excluded from the calculation of diluted earnings per share because they were anti-dilutive due to our loss from continuing operations:

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock units	—	1,428,472	458,924
Nonqualified stock options	—	971,828	1,072,278
Nonvested restricted common stock	—	3,414	604,582

Dispositions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposed Properties
A summary of our property dispositions is as follows (in millions, except square footage amounts):

Property	Location	Net Rentable Square Feet	Net Proceeds (After Debt Payment)	Debt Satisfied	Net Gain/ (Impairment) Recorded(1)	Loss from Early Extinguishment
2012:
700 North Central (2)	Glendale, CA	134,168	$—	$27.5	$6.3	$—
801 North Brand (3)	Glendale, CA	282,788	—	75.5	12.0	—
San Diego Tech Center development rights and adjacent land parcel (4)	San Diego, CA	—	14.0	—	—	—
Brea Campus (5)	Brea, CA	495,373	—	109.0	43.2	—
Stadium Towers Plaza and adjacent land parcel (6)	Orange, CA	258,586	—	100.0	73.1	—
City Tower development land (7)	Orange, CA	—	7.0	—	2.2	—
Glendale Center (8)	Glendale, CA	396,000	—	125.0	52.4	—
500 Orange Tower (9)	Orange, CA	335,898	—	110.0	72.5	—
Two California Plaza (10)	Los Angeles, CA	1,327,835	—	470.0	159.3	—
3800 Chapman (11)	Orange, CA	160,290	—	44.4	19.1	—
		3,390,938	$21.0	$1,061.4	$440.1	$—
2011:
500 Orange Center development land	Orange, CA	—	$4.7	$—	$—	$—
701 North Brand (12)	Glendale, CA	131,129	—	33.8	5.1	—
550 South Hope (13)	Los Angeles, CA	565,738	—	200.0	72.5	—
Westin® Pasadena Hotel	Pasadena, CA	266,000	15.6	—	55.3	0.2
2600 Michelson (14)	Irvine, CA	309,742	—	110.0	44.7	—
City Tower (15)	Orange, CA	412,839	—	140.0	72.7	—
		1,685,448	$20.3	$483.8	$250.3	$0.2
2010:
2385 Northside Drive	San Diego, CA	88,795	$—	$17.6	$—	$—
Griffin Towers (16)	Santa Ana, CA	547,432	—	145.0	49.1	0.4
17885 Von Karman (17)	Irvine, CA	151,370	—	26.4	(6.7)	—
Mission City Corporate Center	San Diego, CA	190,634	—	52.0	—	0.1
Park Place II (18)	Irvine, CA	273,118	—	98.3	23.7	—
207 Goode (19)	Glendale, CA	187,974	—	38.2	4.5	—
Pacific Arts Plaza (20)	Costa Mesa, CA	787,016	—	270.0	76.9	—
		2,226,339	$—	$647.5	$147.5	$0.5
__________

(1)
Gains on disposition, including settlement of debt, are recorded in the consolidated statement of operations in the period the property is disposed. Impairment charges are recorded in the consolidated statement of operations when the carrying value exceeds the estimated fair value of the property, less costs to sell, which can occur in accounting periods preceding disposition and/or in the period of disposition.

(2)
During 2010, we recorded an $8.2 million impairment charge to reduce our investment in 700 North Central to its estimated fair value as of December 31, 2010. We recorded a $2.8 million gain on sale of real estate and a $3.5 million gain on settlement of debt during 2012 upon disposition of this property.

(3)
During 2010, we recorded a $12.9 million impairment charge to reduce our investment in 801 North Brand to its estimated fair value as of December 31, 2010. We recorded a $2.4 million gain on sale of real estate and a $9.6 million gain on settlement of debt during 2012 upon disposition of this property.

(4)	During 2011, we recorded a $9.3 million impairment charge to reduce our investment in land held for development at San Diego Tech Center to its estimated fair value as of September 30, 2011.

(5)
During 2010, we recorded a $6.4 million impairment charge to reduce our investment in Brea Campus to its estimated fair value as of December 31, 2010. We recorded a $10.7 million gain on sale of real estate and a $32.5 million gain on settlement of debt during 2012 upon disposition of these properties.

(6)	We recorded a $3.1 million gain on sale of real estate and a $70.0 million gain on settlement of debt during 2012 upon disposition of Stadium Towers and an adjacent land parcel.

(7)	We recorded a $2.2 million gain on sale of real estate during 2012 upon disposition of land held for development at City Tower.

(8)	We recorded a $38.7 million gain on sale of real estate and a $13.7 million gain on settlement of debt during 2012 upon disposition of Glendale Center.

(9)	We recorded a $6.8 million gain on sale of real estate and a $65.7 million gain on settlement of debt during 2012 upon disposition of 500 Orange Tower.

(10)
During 2010, we recorded a $156.8 million impairment charge to reduce our investment in Two California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8 million gain on sale of real estate and $127.5 million gain on settlement of debt during 2012 upon disposition of this property.

(11)
During 2010, we recorded a $16.7 million impairment charge to reduce our investment in 3800 Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4 million gain on sale of real estate and $10.7 million gain on settlement of debt during 2012 upon disposition of this property.

(12)
During 2010, we recorded a $9.1 million impairment charge to reduce our investment in 701 North Brand to its estimated fair value as of December 31, 2010. We recorded a $1.2 million gain on sale of real estate and a $3.9 million gain on settlement of debt during 2011 upon disposition of this property.

(13)	We recorded a $7.1 million gain on sale of real estate and a $65.4 million gain on settlement of debt during 2011 upon disposition of 550 South Hope.

(14)	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.

(15)	We recorded a $10.2 million gain on sale of real estate and a $62.5 million gain on settlement of debt during 2011 upon disposition of City Tower.

(16)	We recorded a $49.1 million gain on settlement of debt during 2010 upon disposition of Griffin Towers.

(17)	We recorded a $6.7 million impairment charge during 2010 upon disposition of 17885 Von Karman.

(18)	We recorded a $14.7 million gain on sale of real estate and a $9.0 million gain on settlement of debt during 2010 upon disposition of Park Place II.

(19)	We recorded a $12.1 million impairment charge and a $16.6 million gain on settlement of debt during 2010 upon disposition of 207 Goode.

(20)	We recorded a $4.5 million impairment charge and an $81.4 million gain on settlement of debt during 2010 upon disposition of Pacific Arts Plaza.

Schedule of Discontinued Operations
The results of discontinued operations are as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue:
Rental	$61,064	$103,431	$155,098
Tenant reimbursements	22,540	30,578	45,132
Hotel operations	—	8,368	20,662
Parking	9,423	14,140	19,554
Interest and other	4,081	6,039	8,428
Total revenue	97,108	162,556	248,874

Expenses:
Rental property operating and maintenance	29,143	44,489	60,484
Hotel operating and maintenance	—	6,039	14,554
Real estate taxes	10,072	14,990	21,417
Parking	2,285	3,302	5,296
Other expense	3,541	5,078	5,057
Depreciation and amortization	29,809	51,483	75,215
Impairment of long-lived assets	—	23,218	233,399
Interest	80,301	129,246	167,273
Loss from early extinguishment of debt	—	399	485
Total expenses	155,151	278,244	583,180

Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,043)	(115,688)	(334,306)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	$382,100	$148,536	$(163,488)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2012, our estimate of the amortization of these intangible assets and liabilities over the next five years is as follows (in thousands):

	Acquired Above- Market Leases	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$22	$1,159	$(2,466)
2014	11	886	(1,027)
2015	5	785	(641)
2016	5	651	(455)
2017	5	647	(453)
Thereafter	1	118	(87)
	$49	$4,246	$(5,129)
As of December 31, 2012, our estimate of the increase in depreciation and amortization expense of the amortization of acquired in-place leases and the benefit to rental income of the amortization of acquired below-market leases associated with US Bank Tower is as follows (in millions):

	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$77	$(606)
2014	77	(254)
2015	63	(133)
2016	—	—
2017	—	—
Thereafter	—	—
	$217	$(993)

Schedule of Future Minimum Payments Receivable for Operating Leases
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower and Plaza Las Fuentes as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
$115,289
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
We recorded the following tax provisions as part of other expense in the consolidated statements of operations (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Tax expense recorded by:
MPG Office Trust, Inc.	$2,661	$—	$—
TRS entities	71	1,892	1,078
	$2,732	$1,892	$1,078

Summary of Operating Loss Carryforwards
MPG Office Trust, Inc. and certain of our TRS entities had the following NOL carryforwards (in millions, except years):

	Earliest Expiration Year	December 31, 2012	December 31, 2011
Federal:
MPG Office Trust, Inc.	2028	$715	$842
TRS entities (1) (2)	2027	130	209
		$845	$1,051
State:
MPG Office Trust, Inc.	2017	$827	$909
TRS entities (1) (2)	2014	62	108
		$889	$1,017
_________

(1)
While we are still determining what business activities will be conducted at our TRS entities in the future, it is not likely that we will utilize any of the December 31, 2012 NOL carryforwards at these entities.

(2)	Subsequent to December 31, 2012, we liquidated one of our TRS entities. See Note 21 “Subsequent Events.”

Schedule of Deferred Tax Assets and Liabilities
The following table summarizes the net deferred tax assets associated with our NOL carryforwards and other tax credits for MPG Office Trust, Inc. and our TRS entities (in thousands):

	December 31, 2012	December 31, 2011
Net operating losses – federal	$295,750	$367,840
Net operating losses – state	78,588	90,234
Capital losses – federal	1,788	—
Federal AMT credit	2,738	216
California enterprise zone credits (1)	265	736
Gross deferred tax assets	379,129	459,026
Valuation allowance	(379,129)	(459,026)
Net deferred tax assets	$—	$—
_________

(1)	The California enterprise zone credits may be carried forward until fully exhausted and do not expire.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Measured on Nonrecurring Basis
Our assets measured at fair value on a non-recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Assets	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Investments in real estate:
For the year ended:
December 31, 2012	$1,399	$—	$1,399	$—	$2,121
December 31, 2011	65,984	—	65,984	—	13,888
December 31, 2010	810,246	—	242,372	567,874	233,399

Assets associated with real estate held for sale:
For the year ended:
December 31, 2011	14,000	—	14,000	—	9,330

Schedule of Fair Value, Liabilities Measured on Recurring Basis
Our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Liabilities	Total Fair Value	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap at: (1)
December 31, 2011	$(13,325)	$—	$(13,325)	$—
__________

(1)	Our interest rate swap expired on August 9, 2012.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Position, Location
A summary of the fair value of our derivative financial instruments is as follows (in thousands):

	Liability Derivatives
		Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedging instruments:
Interest rate swap (1)	Accounts payable and other liabilities	$—	$(13,325)
_________

(1)	Our interest rate swap expired on August 9, 2012.

Schedule of Cash Flow Hedges Reported in AOCL
A summary of the effect of derivative financial instruments reported in the consolidated financial statements is as follows (in thousands):

	Amount of Gain Recognized in AOCL	Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations	Location of Gain/(Loss) Recognized in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Interest rate swap for the year ended:
December 31, 2012	$13,325	$792	Interest expense
December 31, 2011	20,456	1,235	Interest expense
December 31, 2010	7,829	(2,027)	Interest expense

Schedule of Interest Rate Derivatives
We hold interest rate caps pursuant to the terms of certain of our mortgage and mezzanine loan agreements with the following notional amounts (in millions):

	December 31, 2012	December 31, 2011
Plaza Las Fuentes mortgage loan (1)	$33.6	$33.6
Brea Campus (2)	—	109.0
	$33.6	$142.6
__________

(1)	The interest rate cap was terminated as a result of the sale of Plaza las Fuentes on July 18, 2013.

(2)	The mortgage loan matured during 2012 and the cap expired.

Fair Value, Liabilities Measured on Recurring Basis	The estimated fair value and the carrying amount of our mortgage and mezzanine loans are as follows (in millions):

December 31, 2012
Estimated fair value	$1,413
Carrying amount	1,950

Rental Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Payments Receivable for Operating Leases
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower and Plaza Las Fuentes as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
$115,289
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

Schedule of Straight Line Rent Adjustments
Our rental revenue was increased (decreased) by straight-line rent adjustments as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Continuing operations	$2,304	$1,187	$689
Discontinued operations	(566)	(26)	4,398

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
We enter into capital lease agreements for equipment used in the normal course of business. The future minimum obligation under our capital leases as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$266
2014	135
2015	136
2016	218
755
Less: interest	(110)
$645

Schedule of Capital Leased Assets
The following amounts have been capitalized as part of building and improvements in the consolidated balance sheets related to equipment acquired through capital leases (in thousands):

	December 31, 2012	December 31, 2011
Gross amount	$13,701	$13,958
Accumulated depreciation	(12,915)	(12,857)
	$786	$1,101

Schedule of Future Minimum Air Space Lease Payments	The future minimum obligation under our air space lease as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$288
2014	288
2015	289
2016	289
2017	288
Thereafter	2,862
$4,304

Schedule of Future Minimum Lease Takeover Obligation Payments
Our future minimum obligation under the lease takeover agreement and the amount expected to be mitigated through future payments from the subtenant as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$799
2014	833
2015	841
2016	424
2,897
Less: future payments due from subtenant	(2,214)
$683

Schedule of Future Minimum Rental Payments for Operating Leases
Our future minimum obligation under the operating lease and the amount expected to be mitigated through future payments from the subtenants as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$820
2014	290
1,110
Less: future payments due from subtenants	(922)
$188

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except share and per share amounts)
Year Ended December 31, 2012
Revenue from continuing operations	$57,385	$44,185	$45,277	$43,673
Income (loss) from continuing operations	10,392	(18,142)	(13,139)	34,907
Income from discontinued operations	74	98,314	108,148	175,564
Income attributable to common units of the Operating Partnership	(657)	(8,222)	(2,373)	(612)
Preferred stock dividends	(4,637)	(4,638)	(4,637)	(4,638)
Net income available to common stockholders	5,172	67,312	87,999	205,221
Net income available to common stockholders per share – basic	$0.10	$1.32	$1.57	$3.56
Weighted average number of common shares outstanding – basic	51,048,621	51,285,961	56,118,506	57,634,484
Net income available to common stockholders per share – diluted	$0.10	$1.32	$1.57	$3.52
Weighted average number of common and common equivalent shares – diluted	51,758,710	51,285,961	56,118,506	58,324,838

Year Ended December 31, 2011
Revenue from continuing operations	$47,736	$49,187	$50,375	$47,781
Loss from continuing operations	(13,457)	(11,633)	(11,379)	(13,840)
(Loss) income from discontinued operations	(26,530)	150,306	41,746	(16,986)
Loss (income) attributable to common units of the Operating Partnership	5,205	(15,483)	(2,915)	3,985
Preferred stock dividends	(4,766)	(4,766)	(4,637)	(4,637)
Preferred stock redemption discount	—	—	2,780	—
Net (loss) income available to common stockholders	(39,548)	118,424	25,595	(31,478)
Net (loss) income available to common stockholders per share – basic	$(0.81)	$2.42	$0.51	$(0.62)
Weighted average number of common shares outstanding – basic	49,016,989	49,040,268	49,961,007	50,676,545

Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule of Carrying Amount of Real Estate Investments
A summary of information related to our investments in real estate as of December 31, 2012 is as follows (in thousands):

	Encum- brances	Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount of Which Carried at Close of Period			Accum- ulated Depre- ciation (4)	Year Acquired (a) or Con- structed (c)
		Land (1)	Buildings and Improve- ments	Improve- ments	Carrying Costs	Land (2)	Buildings and Improve- ments	Total (3)
Office Properties
Los Angeles, CA
Gas Company Tower 525-555 W. Fifth Street	$458,000	$33,425	$16,043	$280,707	$54,464	$59,588	$325,051	$384,639	$(117,612)	1991 (c)
US Bank Tower (5)(6) 633 W. Fifth Street	260,000	21,233	—	279,614	38,122	41,183	297,786	338,969	(97,906)	1989 (c)
Wells Fargo Tower 333 S. Grand Avenue	550,000	4,073	—	318,960	**	33,795	289,238	323,033	(118,710)	1982 (c)
777 Tower 777 S. Figueroa Street	273,000	34,864	251,556	25,825	—	34,864	277,381	312,245	(72,122)	2005 (a)
KPMG Tower (5) 355 S. Grand Avenue	365,000	4,666	—	242,169	**	15,386	231,449	246,835	(103,171)	1983 (c)
Miscellaneous investments (7)	44,281	45,422	—	51,662	6,765	46,535	57,314	103,849	(32,093)
	$1,950,281	$143,683	$267,599	$1,198,937	$99,351	$231,351	$1,478,219	$1,709,570	$(541,614)
__________

**	Information on carrying costs capitalized is not available; such costs are included with improvements for the Wells Fargo Tower and KPMG Tower.

(1)	Amounts shown in “Land” include land and land held for development.

(2)	During 2012, we recorded a $2.1 million impairment charge as part of continuing operations to write down land to its estimated fair value.

(3)	The aggregate gross cost of our investments in real estate for federal income tax purposes approximated $1.4 billion (unaudited) as of December 31, 2012.

(4)
Depreciation in the consolidated statements of operations is computed on a straight-line basis over the following estimated useful lives: buildings and improvements (25 to 50 years); tenant improvements (the shorter of the estimated useful life or lease term); and furniture, fixtures and equipment (5 years).

(5)	US Bank Tower includes the Westlawn off-site parking garage and the KPMG Tower includes the X-2 off-site parking garage.

(6)	On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. See Note 21 “Subsequent Events.”

(7)	Includes amounts attributable to Plaza Las Fuentes, which was sold on July 18, 2013. See Note 21 “Subsequent Events.”

Schedule of Real Estate Investments and Accumulated Depreciation
The following is a reconciliation of our investments in real estate and accumulated depreciation (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Investments in Real Estate
Balance at beginning of period	$2,586,980	$3,063,186	$3,852,198
Additions during period:
Improvements	14,967	12,227	21,742
Deductions during period:
Dispositions	(890,256)	(462,618)	(599,184)
Impairment charges	(2,121)	(9,330)	(210,122)
Transfer to assets associated with real estate held for sale	—	(14,000)	—
Other	—	(2,485)	(1,448)
Balance at close of period	$1,709,570	$2,586,980	$3,063,186

Accumulated Depreciation
Balance at beginning of period	$(659,408)	$(668,328)	$(659,753)
Additions during period:
Depreciation expense	(62,563)	(82,345)	(103,022)
Deductions during period:
Dispositions	180,357	91,265	94,447
Balance at close of period	$(541,614)	$(659,408)	$(668,328)

Organization and Description of Business - Operating Partnership (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2011 Noncontrolling Interests
Noncontrolling Interest [Line Items]
Ownership interest in Operating Partnership	99.70%
Noncontrolling interest ownership percentage held by limited partners		0.30%	11.30%

Organization and Description of Business (Details) (USD $)	Dec. 31, 2012 sqft Properties	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2012 Los Angeles Central Business District, California [Member] sqft Properties	Dec. 31, 2012 Los Angeles Central Business District, California [Member] Parking [Member] sqft Parking_Spaces	Dec. 31, 2012 Plaza Las Fuentes sqft Properties	Apr. 24, 2013 Common Stock
Real Estate Properties [Line Items]
Number of Properties	6			5		1
Net Rentable Square Feet	3,390,938	1,685,448	2,226,339	6,400,000	2,600,000	200,000
Parking Spaces					8,057
Percentage Leased				78.40%		100.00%
Merger Consideration, common stock							$ 3.15

Basis of Presentation and Summary of Significant Accounting Policies - Liquidity (Details) (USD $)	12 Months Ended										12 Months Ended	6 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower A-Note and B-Note	Dec. 31, 2012 777 Tower	Dec. 31, 2012 US Bank Tower		Dec. 31, 2012 KPMG Tower, 777 Tower and US Bank Tower	Dec. 31, 2012 Two California Plaza, 500 Orange Tower and 3800 Chapman	Jul. 18, 2013 Subsequent Event Plaza Las Fuentes	Jun. 18, 2013 Subsequent Event US Bank Tower
Debt Instrument [Line Items]
Debt maturing in 2013	$ 898,573,000	[1],[2]			$ 365,000,000		$ 273,000,000	$ 260,000,000	[3]	$ 898,000,000
Disposition, net proceeds	21,000,000		20,300,000	0								30,000,000	103,000,000
Long-term Debt, Gross	1,950,281,000		3,047,194,000			365,000,000
Debt Intstrument, Capital Expenditure Reserve Fund in Excess of Leasing Reserve					1,500,000
Debt Instruments, Leasing Reserve, Amount Funded During Period					10,000,000
Excess operating cash flow					0
Debt Instrument, Debt Service Payments Applied to Contractual Interest	113,300,000
Debt Instrument, Debt Service Payments related to defaulted mortgages											$ 9,100,000

[1]	On June��18,��2013, we sold US Bank Tower. The $260.0��million loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[2]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[3]	On June��18,��2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���

Basis of Presentation and Summary of Significant Accounting Policies - Investments in Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Interest costs capitalized	$ 0	$ 0	$ 2,200,000
Capitalized indirect project costs	0	0	300,000
Depreciation	62,600,000	82,300,000	103,000,000
Building and improvements | Minimum
Real Estate Properties [Line Items]
Useful life	25 years 0 months
Building and improvements | Maximum
Real Estate Properties [Line Items]
Useful life	50 years 0 months
Furniture, fixtures and equipment
Real Estate Properties [Line Items]
Useful life	5 years 0 months
Long-term holding period
Real Estate Properties [Line Items]
Impairment of long-lived assets, holding period	10 years 0 months
Fair value measurement
Real Estate Properties [Line Items]
Impairment charge	2,121,000	13,888,000	233,399,000
Nonrecurring | 100% probability, 10-year hold
Real Estate Properties [Line Items]
Real Estate, Impairment Charge	0
Nonrecurring | 100% probability, short-term hold
Real Estate Properties [Line Items]
Real Estate, Impairment Charge	$ 30,000,000

Basis of Presentation and Summary of Significant Accounting Policies - Rents and Other Receivables, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 800,000	$ 2,400,000
Provision for doubtful accounts	$ 1,161,000	$ 1,500,000	$ 2,116,000

Basis of Presentation and Summary of Significant Accounting Policies - Deferred Loan Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Discontined operations, write off of deferred debt issuance cost	$ 1.1	$ 1.8	$ 1.3

Basis of Presentation and Summary of Significant Accounting Policies - Joint Venture (Details) (Corporate Joint Venture, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 21, 2012	Dec. 31, 2011	Jul. 12, 2012
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Amortization Period of Basis Difference	40 years 0 months
Excess distributions received from unconsolidated joint venture			$ (7.7)
Equity Method Investments, Basis difference	1.9
Equity Method Investment, Unallocated Gains (Losses)	$ (2.4)	$ (2.5)

Intangible Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Below- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	$ (87,158)	$ (141,988)
Accumulated Amortization	82,029	117,878
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
Acquired Above- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	28,370	37,893
Accumulated amortization	(28,321)	(35,400)
Total Finite-Lived Intangibles, Net	49	2,493
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	83,488	112,033
Accumulated amortization	(79,242)	(99,994)
Total Finite-Lived Intangibles, Net	$ 4,246	$ 12,039

Intangible Assets and Liabilities - Amortization Expense and Rental Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired In-Place Leases | Continuing Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	$ 1.4	$ 1.6	$ 1.9
Acquired In-Place Leases | Discontinued Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	1.8	4	9.2
Above (Below) Market Leases [Member] | Continuing Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	3.8	4.2	4.3
Above (Below) Market Leases [Member] | Discontinued Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	$ 4.2	$ 7.4	$ 14

Intangible Assets and Liabilities - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Below- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	$ (2,466)
2014	(1,027)
2015	(641)
2016	(455)
2017	(453)
Thereafter	(87)
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
Acquired Above- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	22
2014	11
2015	5
2016	5
2017	5
Thereafter	1
Total Finite-Lived Intangibles, Net	49	2,493
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	1,159
2014	886
2015	785
2016	651
2017	647
Thereafter	118
Total Finite-Lived Intangibles, Net	$ 4,246	$ 12,039

Investment in Unconsolidated Joint Venture (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Dec. 31, 2012 Corporate Joint Venture	Dec. 31, 2011 Corporate Joint Venture	Dec. 31, 2010 Corporate Joint Venture	Jul. 12, 2012 Corporate Joint Venture	Dec. 31, 2012 Wells Fargo Center Denver and San Diego Tech Center Corporate Joint Venture	Mar. 30, 2012 Wells Fargo Center Denver and San Diego Tech Center Corporate Joint Venture	Dec. 31, 2012 Stadium Gateway Corporate Joint Venture	Jul. 12, 2012 Stadium Gateway Corporate Joint Venture	Dec. 31, 2012 One California Plaza and Cerritos Corporate Center Corporate Joint Venture	Dec. 31, 2012 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture	Dec. 31, 2011 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture	Dec. 31, 2010 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Consideration for termination of future fee feceivables													$ 6,000,000
Ownership percentage				20.00%						20.00%		20.00%
Management, leasing and development services	2,412,000	6,811,000	4,669,000		1,962,000	6,550,000	4,293,000
Excess distributions received from unconsolidated joint venture								(7,700,000)
Distributions received from (investment in) unconsolidated joint venture									26,000,000		1,000,000
Payments to fund future tenant lease obligations														800,000	400,000	400,000
Proceeds from sale of interest in unconsolidated joint venture	$ 42,067,000	$ 0	$ 0

Mortgage Loans - Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Variable Rate Debt	Dec. 31, 2011 Variable Rate Debt	Dec. 31, 2012 Fixed Rate Debt	Dec. 31, 2011 Fixed Rate Debt	Dec. 31, 2012 Plaza Las Fuentes Variable Rate Debt		Dec. 31, 2011 Plaza Las Fuentes Variable Rate Debt	Aug. 01, 2011 Plaza Las Fuentes Variable Rate Debt	Dec. 31, 2012 KPMG Tower, A-Note Variable Rate Debt		Dec. 31, 2011 KPMG Tower, A-Note Variable Rate Debt	Dec. 31, 2012 KPMG Tower, B-Note Variable Rate Debt		Dec. 31, 2011 KPMG Tower, B-Note Variable Rate Debt	Dec. 31, 2012 Wells Fargo Tower Fixed Rate Debt	Dec. 31, 2011 Wells Fargo Tower Fixed Rate Debt	Dec. 31, 2012 Gas Company Tower Fixed Rate Debt	Dec. 31, 2011 Gas Company Tower Fixed Rate Debt	Dec. 31, 2012 777 Tower	Dec. 31, 2012 777 Tower Fixed Rate Debt	Dec. 31, 2011 777 Tower Fixed Rate Debt	Dec. 31, 2012 US Bank Tower		Dec. 31, 2012 US Bank Tower Fixed Rate Debt		Dec. 31, 2011 US Bank Tower Fixed Rate Debt	Dec. 31, 2012 Plaza Las Fuentes mezzanine loan Fixed Rate Debt		Dec. 31, 2011 Plaza Las Fuentes mezzanine loan Fixed Rate Debt	Dec. 02, 2011 Plaza Las Fuentes mezzanine loan Fixed Rate Debt	Dec. 31, 2012 Two California Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Two California Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2012 KPMG Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2011 KPMG Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Glendale Center Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Glendale Center Mortgages of Properties Extended or Disposed	Dec. 31, 2012 500 Orange Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2011 500 Orange Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Stadium Towers Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Stadium Towers Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2012 801 North Brand Mortgages of Properties Extended or Disposed	Dec. 31, 2011 801 North Brand Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Brea Corporate Place Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Brea Corporate Place Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Brea Financial Commons Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Brea Financial Commons Mortgages of Properties Extended or Disposed	Dec. 31, 2012 3800 Chapman Mortgages of Properties Extended or Disposed	Dec. 31, 2011 3800 Chapman Mortgages of Properties Extended or Disposed	Dec. 31, 2012 700 North Central Mortgages of Properties Extended or Disposed	Dec. 31, 2011 700 North Central Mortgages of Properties Extended or Disposed
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,950,281		$ 3,047,194	$ 0	$ 1,461,370	$ 398,031	$ 33,574	$ 1,552,250	$ 1,552,250	$ 33,031	[1],[2],[3]	$ 33,574	$ 33,800	$ 320,800	[4]	$ 0	$ 44,200	[5]	$ 0	$ 550,000	$ 550,000	$ 458,000	$ 458,000		$ 273,000	$ 273,000			$ 260,000	[6]	$ 260,000	$ 11,250	[7]	$ 11,250	$ 11,200	$ 0	$ 470,000	$ 0	$ 400,000	$ 0	$ 125,000	$ 0	$ 110,000	$ 0	$ 100,000	$ 0	$ 75,540	$ 0	$ 70,468	$ 0	$ 38,532	$ 0	$ 44,370	$ 0	$ 27,460
Debt Instrument, Interest Rate at Period End										4.50%	[1]			3.21%	[4]		5.31%	[5]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum										4.50%
Interest Rate																				5.70%		5.10%			5.84%				4.66%			9.88%
Debt Instrument, Unamortized Discount	542		1,199
Long-term Debt	1,949,739		3,045,995
Debt Instrument, Basis Spread on Variable Rate										3.50%	[1]			3.00%	[4]		5.10%	[5]
Derivative, Cap Interest Rate										2.50%
Debt maturing in 2013	$ 898,573	[3],[6]								$ 573	[1],[2],[3]													$ 273,000			$ 260,000	[8]
LIBOR Rate At Period End	0.21%		0.30%
Debt, Weighted Average Interest Rate	5.03%		5.74%

[1]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[2]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[3]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[4]	This loan bears interest at LIBOR plus 3.00%.
[5]	This loan bears interest at LIBOR plus 5.10%.
[6]	On June��18,��2013, we sold US Bank Tower. The $260.0��million loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[7]	As discussed above, on July��18,��2013, we sold Plaza��Las Fuentes. The $11.2��million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[8]	On June��18,��2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���

Mortgage Loans - Maturities of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Aug. 01, 2011
Debt Instrument [Line Items]
Debt maturing in 2013	$ 898,573	[1],[2]
Debt maturing in 2014	600	[2]
Debt maturing in 2015	627	[2]
Debt maturing in 2016	500,481	[2],[3]
Debt maturing in 2017	550,000
Total, Long Term Debt	1,950,281		3,047,194
Variable Rate Debt
Debt Instrument [Line Items]
Total, Long Term Debt	398,031		33,574
Variable Rate Debt | Plaza Las Fuentes
Debt Instrument [Line Items]
Debt maturing in 2013	573	[2],[4],[5]
Debt maturing in 2014	600	[2],[4],[5]
Debt maturing in 2015	627	[2],[4],[5]
Debt maturing in 2016	31,231	[2],[4],[5]
Total, Long Term Debt	$ 33,031	[2],[4],[5]	$ 33,574	$ 33,800

[1]	On June��18,��2013, we sold US Bank Tower. The $260.0��million loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[2]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[3]	As discussed above, on July��18,��2013, we sold Plaza��Las Fuentes. The $11.2��million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[4]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[5]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���

Mortgage Loans (Details) (USD $)	12 Months Ended				12 Months Ended			0 Months Ended									7 Months Ended	12 Months Ended					11 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 06, 2012 3800 Chapman	Dec. 31, 2012 Plaza Las Fuentes	Dec. 31, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower	Dec. 31, 2012 Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Mortgages of Properties Extended or Disposed 3800 Chapman	Dec. 31, 2011 Mortgages of Properties Extended or Disposed 3800 Chapman	Dec. 31, 2012 Mortgages of Properties Extended or Disposed KPMG Tower	Dec. 31, 2011 Mortgages of Properties Extended or Disposed KPMG Tower	Dec. 31, 2012 Variable Rate Debt	Dec. 31, 2011 Variable Rate Debt	Aug. 01, 2011 Variable Rate Debt Plaza Las Fuentes	Dec. 31, 2012 Variable Rate Debt Plaza Las Fuentes		Dec. 31, 2011 Variable Rate Debt Plaza Las Fuentes	Dec. 31, 2012 Fixed Rate Debt	Dec. 31, 2011 Fixed Rate Debt	Dec. 02, 2011 Fixed Rate Debt Plaza Las Fuentes mezzanine loan	Dec. 31, 2012 Fixed Rate Debt Plaza Las Fuentes mezzanine loan		Dec. 31, 2011 Fixed Rate Debt Plaza Las Fuentes mezzanine loan	Dec. 31, 2012 700 North Central		Dec. 31, 2012 801 North Brand		Dec. 31, 2012 Brea Campus		Dec. 31, 2012 Stadium Towers Plaza		Dec. 31, 2012 Glendale Center		Dec. 31, 2012 500 Orange Tower		Dec. 31, 2012 Two California Plaza		Dec. 31, 2012 3800 Chapman		Dec. 31, 2011 701 North Brand		Dec. 31, 2011 550 South Hope		Dec. 31, 2011 Westin Pasadena Hotel	Dec. 31, 2011 2600 Michelson		Dec. 31, 2011 City Tower
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum																		4.50%
Debt Instrument, Term of Periodic Payment					30 years
Repayments of long term debt						$ 0																																							$ 37,800,000		$ 78,600,000	$ 2,000,000
Debt Instrument, Prepayment Amount Without Penalty	33,100,000
Debt Instrument, Amount Available to be Defeased After Lock-out Periods	991,000,000
Debt Instrument, Prepayment Amount With Penalty or Available to be Defeased After Lock-out Periods	550,000,000
Debt Instrument, Prepaid with Penalties	365,000,000
Debt Instrument, Amount Unavailable for Prepayment	11,200,000
Repayments of Debt								35,000,000
Long-term Debt, Gross	1,950,281,000	3,047,194,000					365,000,000		0	1,461,370,000	0	44,370,000	0	400,000,000	398,031,000	33,574,000	33,800,000	33,031,000	[1],[2],[3]	33,574,000	1,552,250,000	1,552,250,000	11,200,000	11,250,000	[4]	11,250,000
Proceeds from mortgage loans	0	45,000,000	0														33,100,000						11,100,000
Impact of gain on settlement of debt, per share																											$ 0.06		$ 0.16		$ 0.56		$ 1.2		$ 0.24		$ 1.13		$ 2.19		$ 0.18		$ 0.07		$ 1.17			$ 1.04		$ 1.12
Debt Intstrument, Capital Expenditure Reserve Fund in Excess of Leasing Reserve						1,500,000
Debt Intstrument, Additional Leasing Reserve in Excess of Capital Expenditure Reserve Fund						5,000,000
Debt Instruments, Leasing Reserve, Amount Funded During Period						10,000,000
Debt satisified	1,061,400,000	483,800,000	647,500,000																								27,500,000		75,500,000		109,000,000		100,000,000		125,000,000		110,000,000		470,000,000		44,400,000		33,800,000		200,000,000		0	110,000,000		140,000,000
Proceeds from dispositions of real estate	20,950,000	136,506,000	331,883,000																																										37,800,000		92,100,000	2,000,000
Gains on settlement of debt	333,201,000	190,380,000	156,129,000																								3,500,000	[5]	9,600,000	[6]	32,500,000	[7]	70,000,000	[8]	13,700,000	[9]	65,700,000	[10]	127,500,000	[11]	10,700,000	[12]	3,900,000	[13]	65,400,000	[14]		58,600,000	[15]	62,500,000	[16]
Mortgage Loans, Amount Assumed by Third Party During Period																																													118,000,000			66,600,000
Disposition, net proceeds	21,000,000	20,300,000	0																								0		0		0		0		0		0		0		0		0		0		15,600,000	0		0
Discontinued Operation, Amount of Other Income (Loss) from Disposition of Discontinued Operations, before Income Tax																																															(400,000)
Debt Instrument, Basis Spread on Variable Rate																		3.50%	[1]
Interest Rate																								9.88%
Repayments of Unsecured Debt	0	15,000,000	7,420,000
Payments to Special Servicer				$ 2,000,000

[1]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[2]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[3]	On July��18,��2013, we sold Plaza��Las Fuentes. The $33.0��million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[4]	As discussed above, on July��18,��2013, we sold Plaza��Las Fuentes. The $11.2��million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note��21 ���Subsequent��Events.���
[5]	During 2010, we recorded an $8.2��million impairment charge to reduce our investment in 700��North Central to its estimated fair value as of December��31,��2010. We recorded a $2.8��million gain on sale of real estate and a $3.5��million gain on settlement of debt during 2012 upon disposition of this property.
[6]	During 2010, we recorded a $12.9��million impairment charge to reduce our investment in 801��North Brand to its estimated fair value as of December��31,��2010. We recorded a $2.4��million gain on sale of real estate and a $9.6��million gain on settlement of debt during 2012 upon disposition of this property.
[7]	During 2010, we recorded a $6.4��million impairment charge to reduce our investment in Brea��Campus to its estimated fair value as of December��31,��2010. We recorded a $10.7��million gain on sale of real estate and a $32.5��million gain on settlement of debt during 2012 upon disposition of these properties.
[8]	We recorded a $3.1��million gain on sale of real estate and a $70.0��million gain on settlement of debt during 2012 upon disposition of Stadium��Towers and an adjacent land parcel.
[9]	We recorded a $38.7��million gain on sale of real estate and a $13.7��million gain on settlement of debt during 2012 upon disposition of Glendale��Center.
[10]	We recorded a $6.8��million gain on sale of real estate and a $65.7��million gain on settlement of debt during 2012 upon disposition of 500��Orange Tower.
[11]	During 2010, we recorded a $156.8��million impairment charge to reduce our investment in Two��California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8��million gain on sale of real estate and $127.5��million gain on settlement of debt during 2012 upon disposition of this property.
[12]	During 2010, we recorded a $16.7��million impairment charge to reduce our investment in 3800��Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4��million gain on sale of real estate and $10.7��million gain on settlement of debt during 2012 upon disposition of this property.
[13]	During 2010, we recorded a $9.1��million impairment charge to reduce our investment in 701��North Brand to its estimated fair value as of December��31,��2010. We recorded a $1.2��million gain on sale of real estate and a $3.9��million gain on settlement of debt during 2011 upon disposition of this property.
[14]	We recorded a $7.1��million gain on sale of real estate and a $65.4��million gain on settlement of debt during 2011 upon disposition of 550��South Hope.
[15]	We recorded a $13.9��million impairment charge and a $58.6��million gain on settlement of debt during 2011 upon disposition of 2600��Michelson.
[16]	We recorded a $10.2��million gain on sale of real estate and a $62.5��million gain on settlement of debt during 2011 upon disposition of City��Tower.

Noncontrolling Interests (Details)	12 Months Ended								1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Issuance of Equity Subsequent Event	Jun. 21, 2013 Issuance of Equity Subsequent Event	Jun. 27, 2013 Issuance of Equity Subsequent Event	Jan. 30, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests	Jun. 27, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests
Noncontrolling Interest [Line Items]
Shares issued, conversion of units					6,276,251	227,796	682,031		35,000	110,000	110,000
Opearting Partnership, Units redeemed				0				6,276,251	35,000			35,000	110,000
Weighted average share of net income (loss) allocated to noncontrolling common units of the Operating Partnership	6.20%	11.50%	12.10%

Noncontrolling Interests - Noncontrolling units of the Operating Partnership (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Issuance of Equity Subsequent Event	Jun. 21, 2013 Issuance of Equity Subsequent Event	Jun. 27, 2013 Issuance of Equity Subsequent Event	Jan. 30, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests	Jun. 27, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests
Noncontrolling Interest [Line Items]
Opearting Partnership, Units redeemed	0			6,276,251	35,000			35,000	110,000
Shares issued, conversion of units			682,031		35,000	110,000	110,000
Outstanding noncontrolling common units of the Operating Partnership	6,446,777	170,526
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	11.30%	0.30%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$ 12.8	$ 0.5

Deficit (Details) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 27, 2011	Jul. 25, 2011	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Jul. 27, 2011 7.625% Series A Preferred Stock	Jul. 25, 2011 7.625% Series A Preferred Stock	Dec. 31, 2012 7.625% Series A Preferred Stock	Jan. 31, 2013 Subsequent Event Preferred stock quarter	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Jul. 27, 2011 Common Stock	Jul. 25, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Jul. 27, 2011 Preferred Stock	Jul. 25, 2011 Preferred Stock	Dec. 31, 2010 Preferred Stock	Dec. 31, 2009 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	50,000,000				50,000,000				50,000,000	50,000,000				50,000,000				10,000,000
Preferred stock, par value	$ 0.01				$ 0.01				$ 0.01	$ 0.01				$ 0.01
Preferred stock, dividend rate, percentage																		7.63%
Preferred stock, shares outstanding	9,730,370				9,730,370				9,730,370	9,730,370					9,730,370			9,730,370								9,730,370	9,730,370			10,000,000	10,000,000
Preferred stock, liquidation preference	$ 25				$ 25				$ 25	$ 25								$ 25
Common stock, shares authorized	100,000,000				100,000,000				100,000,000	100,000,000
Common stock, par value	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common stock, shares outstanding	57,199,596				50,752,941				57,199,596	50,752,941										57,199,596	50,752,941			48,925,499	47,964,605
Series A Preferred Stock Exchanged																50,995	218,635
Convertible Preferred Stock, Shares Issued upon Conversion																						262,981	1,127,597
Exchange Ratio (Common Shares Issued per Preferred Share)												5.157	5.157
Series A Preferred Stock Value per Share																						$ 3.2	$ 3.684					$ 16.5	$ 19
Preferred stock redemption discount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,780,000	$ 0	$ 0	$ 0	$ 2,780,000	$ 0
Preferred stock, dividend rate, dollars per share														$ 1.9064
Preferred stock, number of quarterly of preferred dividend payments in arrears																			17
Preferred stock, amount of preferred dividends in arrears																			$ 78,800,000

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (15,166)
Amounts reclassified from accumulated other comprehensive income	(1,450)		(4,750)		365
Net current-period other comprehensive income	11,875		15,693		8,153
Balance	542		(15,166)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(11,333)		(27,026)		(35,179)
Other comprehensive income before reclassifications	13,325		20,443		7,788
Amounts reclassified from accumulated other comprehensive income	(1,450)	[1]	(4,750)	[1]	365	[1]
Net current-period other comprehensive income	11,875		15,693		8,153
Balance	$ 542		$ (11,333)		$ (27,026)

[1]	All amounts reclassified out of accumulated other comprehensive income (loss) are included as part of interest expense in the consolidated statement of operations.

Share-Based Payments - Share Based Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation cost	$ 2,300,000	$ 4,200,000	$ 2,100,000
Unrecognized share-based compensation cost	3,802,000
Unrecognized share-based compensation cost, weighed average remaining period	2 years 0 months
Equity-settled awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	1,793,000
Unrecognized share-based compensation cost, weighed average remaining period	1 year 5 months
Cash-settled awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 2,009,000
Unrecognized share-based compensation cost, weighed average remaining period	2 years 6 months

- Restricted Common Stock and Restricted Stock Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit, stock right to receive Ratio	1
Vested restricted stock units issued during the period	161,623	918,765	74,383
Fair value of vested restricted stock units issued during the period	$ 481,000	$ 8,182,000	$ 446,000
Vested restricted stock units outstanding	930,833	291,882	711,358
Accelerated Vesting, restricted stock units			92,668
Accelerated Compensation Cost			1,000,000
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares and units canceled on vesting for taxes	74,791	257,019	35,758
Value of shares and units canceled on vesting for taxes	196,000	528,000	55,000
Unvested Restricted Stock and Restricted Stock Units, Weighted Average Fair Value	$ 2.61	$ 2.46	$ 3.11	$ 7.99
Restricted Stock and Restricted Stock Units, Granted, Weighted Average Fair Value	$ 2.83	$ 2.08	$ 2.38
Restricted Stock and Restricted Stock Units, Vested, Weighted Average Fair Value	$ 2.37	$ 2.83	$ 8.68
Restricted Stock and Restricted Stock Units, Forfeitures, Weighted Average Fair Value	$ 3.21	$ 5.82	$ 7.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested Restricted Stock and Restricted Stock Units	1,516,778	1,209,473	1,411,648
Restricted Stock and Restricted Stock Units, Granted	1,107,637	1,145,268	1,025,701
Restricted Stock and Restricted Stock Units, vested during the period	(808,742)	(824,120)	(470,294)
Restricted Stock and Restricted Stock Units, Forfeited	(325,601)	(13,843)	(757,582)
Unvested Restricted Stock and Restricted Stock Units	1,490,072	1,516,778	1,209,473
Restricted common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	49,000	1,740,000	647,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	8,168	623,664	39,236
Equity-settled awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	1,562,000	596,000	3,434,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	700,568	200,456	431,058
Cash-settled awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	$ 308,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	100,006	0	0

Share-Based Payments - Stock Option (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 step	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares withheld on stock option exercises - for taxes	$ 313,000	$ 746,000	$ (265,000)
Nonqualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			97.00%
Expected Dividend			0.00%
Expected Term			3 years
Contractual Term			10 years
Risk Free Interest Rate, Minimum			2.88%
Risk Free Interest Rate, Maximum			2.97%
Number of Steps			500
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	499,000	578,000	179,000
Intrinsic value of stock options exercised during the period	296,000	224,000	387,000
Cash proceeds from stock options exercised	5,000	13,000	4,000
Shares withheld on stock option exercises for taxes	69,044	29,948	90,315
Value of shares withheld on stock option exercises - for taxes	179,000	91,000	238,000
Aggregate Intrinsic Value of Stock Options Outstanding	800,000
Aggregate Intrinsic Value of Stock Options Exercisable	$ 800,000
Average remaining life of stock options outstanding	6 years 1 month
Options exercisable, Weighted Average Remaining Contractual Term	6 years 0 months
Options outstanding, Weighted Average Exercise Price	$ 2.31	$ 2.06	$ 1.95	$ 1.17
Options granted, Weighted Average Grant Date Fair Value	$ 0	$ 0	$ 2.61
Options exercised, Weighted Average Exercise Price	$ 0.58	$ 0.58	$ 0.58
Options forfeited, Weighted Average Exercise Price	$ 0.58	$ 0.58	$ 0.58
Options Exercisable, Weighted Average Exercise Price	$ 2.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding	1,291,828	1,392,278	928,650
Options granted	0	0	670,000
Options exercised	(139,817)	(99,400)	(186,113)
Options forfeited	(48,076)	(1,050)	(20,259)
Options outstanding	1,103,935	1,291,828	1,392,278
Options exercisable	1,013,935
Nonqualified stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in Period, Weighted Average Grant Date Fair Value			$ 1.25
Nonqualified stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in Period, Weighted Average Grant Date Fair Value			$ 2.16

Share-Based Payments - Equity Compensation Other (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2005 Management [Member]	Dec. 31, 2010 Management [Member]	Nov. 24, 2010 Restricted common stock Management [Member]	Dec. 31, 2011 Restricted common stock Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Accelerated Compensation Cost							$ 700,000
Deferred Compensation Arrangement with Individual, Shares Issued						600,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued						1,400,000
Deferred Compensation Arrangement, Award Vesting Period				60 months		2 years 0 months
Deferred Compensation Arrangement with Individual, Accelerated Vesting, Number							300,000
Deferred Compensation Arrangement, Compensation Expense	$ 2,291,000	$ 4,238,000	$ 2,106,000		$ 100,000

Earnings per Share (Details) (Restricted stock units)	12 Months Ended
Dec. 31, 2012
Award Vesting Period, Agreement 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	2 years
Award Vesting Period, Agreement 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	3 years
Award Vesting Period, Agreement 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	5 years

Earnings per Share - Reconciliation of Income (Loss) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to MPG Office Trust, Inc.									$ 384,254	$ 89,019	$ (172,012)
Preferred stock dividends	(4,638)	(4,637)	(4,638)	(4,637)	(4,637)	(4,637)	(4,766)	(4,766)	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	0	0	0	0	2,780	0	0	0	2,780	0
Net income (loss) available to common stockholders	$ 205,221	$ 87,999	$ 67,312	$ 5,172	$ (31,478)	$ 25,595	$ 118,424	$ (39,548)	$ 365,704	$ 72,993	$ (191,076)
Denominator:
Weighted average number of common shares outstanding ��� basic	57,634,484	56,118,506	51,285,961	51,048,621	50,676,545	49,961,007	49,040,268	49,016,989	54,043,655	49,682,202	48,770,326
Dilutive nonqualified stock options									327,179	0	0
Dilutive nonvested restricted stock units									160,728	0	0
Weighted average number of common and common equivalent shares ��� diluted	58,324,838	56,118,506	51,285,961	51,758,710	50,676,545	49,961,007	49,040,268	49,016,989	54,531,562	49,682,202	48,770,326
Net income (loss) available to common stockholders per share ��� basic	$ 3.56	$ 1.57	$ 1.32	$ 0.1	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.77	$ 1.47	$ (3.92)
Net income (loss) available to common stockholders per share ��� diluted	$ 3.52	$ 1.57	$ 1.32	$ 0.1	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.71	$ 1.47	$ (3.92)

Earnings per Share - Schedule of Antidilutive Shares (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	1,428,472	458,924
Nonqualified stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	971,828	1,072,278
Nonvested restricted common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	3,414	604,582

Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 sqft		Dec. 31, 2011 sqft		Dec. 31, 2010 sqft
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	3,390,938		1,685,448		2,226,339
Disposition, net proceeds	$ 21,000,000		$ 20,300,000		$ 0
Debt satisified	1,061,400,000		483,800,000		647,500,000
Net Gain/(Impairment) Recorded	440,100,000	[1]	250,300,000	[1]	147,500,000	[1]
Loss from Early Extinguishment	0		200,000		500,000
Impairment of long-lived assets	2,121,000		23,218,000		233,399,000
Gains on sale of real estate	106,942,000		73,844,000		14,689,000
Gains on settlement of debt	333,201,000		190,380,000		156,129,000
700 North Central
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	134,168
Disposition, net proceeds	0
Debt satisified	27,500,000
Net Gain/(Impairment) Recorded	6,300,000	[1],[2]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(8,200,000)	[2]
Gains on sale of real estate	2,800,000	[2]
Gains on settlement of debt	3,500,000	[2]
801 North Brand
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	282,788
Disposition, net proceeds	0
Debt satisified	75,500,000
Net Gain/(Impairment) Recorded	12,000,000	[1],[3]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(12,900,000)	[3]
Gains on sale of real estate	2,400,000	[3]
Gains on settlement of debt	9,600,000	[3]
San Diego Tech Center development rights and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	0
Disposition, net proceeds	14,000,000
Debt satisified	0
Net Gain/(Impairment) Recorded	0	[1],[4]
Loss from Early Extinguishment	0
Impairment of long-lived assets			(9,300,000)	[4]
Brea Campus
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	495,373
Disposition, net proceeds	0
Debt satisified	109,000,000
Net Gain/(Impairment) Recorded	43,200,000	[1],[5]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(6,400,000)	[5]
Gains on sale of real estate	10,700,000	[5]
Gains on settlement of debt	32,500,000	[5]
Stadium Towers Plaza and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	258,586
Disposition, net proceeds	0
Debt satisified	100,000,000
Net Gain/(Impairment) Recorded	73,100,000	[1],[6]
Loss from Early Extinguishment	0
Gains on sale of real estate	3,100,000	[6]
Gains on settlement of debt	70,000,000	[6]
City Tower Development Land
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	0
Disposition, net proceeds	7,000,000
Debt satisified	0
Net Gain/(Impairment) Recorded	2,200,000	[1],[7]
Loss from Early Extinguishment	0
Glendale Center
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	396,000
Disposition, net proceeds	0
Debt satisified	125,000,000
Net Gain/(Impairment) Recorded	52,400,000	[1],[8]
Loss from Early Extinguishment	0
Gains on sale of real estate	38,700,000	[8]
Gains on settlement of debt	13,700,000	[8]
500 Orange Tower
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	335,898
Disposition, net proceeds	0
Debt satisified	110,000,000
Net Gain/(Impairment) Recorded	72,500,000	[1],[9]
Loss from Early Extinguishment	0
Gains on sale of real estate	6,800,000	[9]
Gains on settlement of debt	65,700,000	[9]
Two California Plaza
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	1,327,835
Disposition, net proceeds	0
Debt satisified	470,000,000
Net Gain/(Impairment) Recorded	159,300,000	[1],[10]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(156,800,000)	[10]
Gains on sale of real estate	31,800,000	[10]
Gains on settlement of debt	127,500,000	[10]
3800 Chapman
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	160,290
Disposition, net proceeds	0
Debt satisified	44,400,000
Net Gain/(Impairment) Recorded	19,100,000	[1],[11]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(16,700,000)	[11]
Gains on sale of real estate	8,400,000	[11]
Gains on settlement of debt	10,700,000	[11]
500 Orange Center Development Land
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			0
Disposition, net proceeds			4,700,000
Debt satisified			0
Net Gain/(Impairment) Recorded			0	[1]
Loss from Early Extinguishment			0
701 North Brand
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			131,129
Disposition, net proceeds			0
Debt satisified			33,800,000
Net Gain/(Impairment) Recorded			5,100,000	[1],[12]
Loss from Early Extinguishment			0
Impairment of long-lived assets					(9,100,000)	[12]
Gains on sale of real estate			1,200,000	[12]
Gains on settlement of debt			3,900,000	[12]
550 South Hope
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			565,738
Disposition, net proceeds			0
Debt satisified			200,000,000
Net Gain/(Impairment) Recorded			72,500,000	[1],[13]
Loss from Early Extinguishment			0
Gains on sale of real estate			7,100,000	[13]
Gains on settlement of debt			65,400,000	[13]
Westin Pasadena Hotel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			266,000
Disposition, net proceeds			15,600,000
Debt satisified			0
Net Gain/(Impairment) Recorded			55,300,000	[1]
Loss from Early Extinguishment			200,000
2600 Michelson
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			309,742
Disposition, net proceeds			0
Debt satisified			110,000,000
Net Gain/(Impairment) Recorded			44,700,000	[1],[14]
Loss from Early Extinguishment			0
Impairment of long-lived assets			(13,900,000)	[14]
Gains on settlement of debt			58,600,000	[14]
City Tower
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			412,839
Disposition, net proceeds			0
Debt satisified			140,000,000
Net Gain/(Impairment) Recorded			72,700,000	[1],[15]
Loss from Early Extinguishment			0
Gains on sale of real estate			10,200,000	[15]
Gains on settlement of debt			62,500,000	[15]
2385 Northside Drive
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					88,795
Disposition, net proceeds					0
Debt satisified					17,600,000
Net Gain/(Impairment) Recorded					0	[1]
Loss from Early Extinguishment					0
Griffin Towers
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					547,432
Disposition, net proceeds					0
Debt satisified					145,000,000
Net Gain/(Impairment) Recorded					49,100,000	[1],[16]
Loss from Early Extinguishment					400,000
Gains on settlement of debt					49,100,000	[16]
17885 Von Karman
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					151,370
Disposition, net proceeds					0
Debt satisified					26,400,000
Net Gain/(Impairment) Recorded					(6,700,000)	[1],[17]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(6,700,000)	[17]
Mission City Corporate Center
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					190,634
Disposition, net proceeds					0
Debt satisified					52,000,000
Net Gain/(Impairment) Recorded					0	[1]
Loss from Early Extinguishment					100,000
Park Place II
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					273,118
Disposition, net proceeds					0
Debt satisified					98,300,000
Net Gain/(Impairment) Recorded					23,700,000	[1],[18]
Loss from Early Extinguishment					0
Gains on sale of real estate					14,700,000	[18]
Gains on settlement of debt					9,000,000	[18]
207 Goode
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					187,974
Disposition, net proceeds					0
Debt satisified					38,200,000
Net Gain/(Impairment) Recorded					4,500,000	[1],[19]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(12,100,000)	[19]
Gains on settlement of debt					16,600,000	[19]
Pacific Arts Plaza
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					787,016
Disposition, net proceeds					0
Debt satisified					270,000,000
Net Gain/(Impairment) Recorded					76,900,000	[1],[20]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(4,500,000)	[20]
Gains on settlement of debt					81,400,000	[20]
Investments Impairment Charge [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of Real Estate	(2,100,000)		(23,200,000)		(233,400,000)
Investments Impairment Charge [Member] | San Diego Tech Center development rights and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Impairment of Real Estate			(9,300,000)	[4]
Investments Impairment Charge [Member] | 2600 Michelson
Significant Acquisitions and Disposals [Line Items]
Impairment of long-lived assets			$ (13,900,000)	[14]

[1]	Gains on disposition, including settlement of debt, are recorded in the consolidated statement of operations in the period the property is disposed. Impairment charges are recorded in the consolidated statement of operations when the carrying value exceeds the estimated fair value of the property, less costs to sell, which can occur in accounting periods preceding disposition and/or in the period of disposition.
[2]	During 2010, we recorded an $8.2��million impairment charge to reduce our investment in 700��North Central to its estimated fair value as of December��31,��2010. We recorded a $2.8��million gain on sale of real estate and a $3.5��million gain on settlement of debt during 2012 upon disposition of this property.
[3]	During 2010, we recorded a $12.9��million impairment charge to reduce our investment in 801��North Brand to its estimated fair value as of December��31,��2010. We recorded a $2.4��million gain on sale of real estate and a $9.6��million gain on settlement of debt during 2012 upon disposition of this property.
[4]	During 2011, we recorded a $9.3��million impairment charge to reduce our investment in land held for development at San��Diego Tech Center to its estimated fair value as of September��30,��2011.
[5]	During 2010, we recorded a $6.4��million impairment charge to reduce our investment in Brea��Campus to its estimated fair value as of December��31,��2010. We recorded a $10.7��million gain on sale of real estate and a $32.5��million gain on settlement of debt during 2012 upon disposition of these properties.
[6]	We recorded a $3.1��million gain on sale of real estate and a $70.0��million gain on settlement of debt during 2012 upon disposition of Stadium��Towers and an adjacent land parcel.
[7]	We recorded a $2.2��million gain on sale of real estate during 2012 upon disposition of land held for development at City��Tower.
[8]	We recorded a $38.7��million gain on sale of real estate and a $13.7��million gain on settlement of debt during 2012 upon disposition of Glendale��Center.
[9]	We recorded a $6.8��million gain on sale of real estate and a $65.7��million gain on settlement of debt during 2012 upon disposition of 500��Orange Tower.
[10]	During 2010, we recorded a $156.8��million impairment charge to reduce our investment in Two��California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8��million gain on sale of real estate and $127.5��million gain on settlement of debt during 2012 upon disposition of this property.
[11]	During 2010, we recorded a $16.7��million impairment charge to reduce our investment in 3800��Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4��million gain on sale of real estate and $10.7��million gain on settlement of debt during 2012 upon disposition of this property.
[12]	During 2010, we recorded a $9.1��million impairment charge to reduce our investment in 701��North Brand to its estimated fair value as of December��31,��2010. We recorded a $1.2��million gain on sale of real estate and a $3.9��million gain on settlement of debt during 2011 upon disposition of this property.
[13]	We recorded a $7.1��million gain on sale of real estate and a $65.4��million gain on settlement of debt during 2011 upon disposition of 550��South Hope.
[14]	We recorded a $13.9��million impairment charge and a $58.6��million gain on settlement of debt during 2011 upon disposition of 2600��Michelson.
[15]	We recorded a $10.2��million gain on sale of real estate and a $62.5��million gain on settlement of debt during 2011 upon disposition of City��Tower.
[16]	We recorded a $49.1��million gain on settlement of debt during 2010 upon disposition of Griffin��Towers.
[17]	We recorded a $6.7��million impairment charge during 2010 upon disposition of 17885��Von Karman.
[18]	We recorded a $14.7��million gain on sale of real estate and a $9.0��million gain on settlement of debt during 2010 upon disposition of Park��Place II.
[19]	We recorded a $12.1 million impairment charge and a $16.6 million gain on settlement of debt during 2010 upon disposition of 207��Goode.
[20]	We recorded a $4.5 million impairment charge and an $81.4 million gain on settlement of debt during 2010 upon disposition of Pacific��Arts Plaza.

Dispositions and Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental									$ 61,064	$ 103,431	$ 155,098
Tenant reimbursements									22,540	30,578	45,132
Hotel operations									0	8,368	20,662
Parking									9,423	14,140	19,554
Interest and other									4,081	6,039	8,428
Total revenue									97,108	162,556	248,874
Expenses:
Rental property operating and maintenance									29,143	44,489	60,484
Hotel operating and maintenance									0	6,039	14,554
Real estate taxes									10,072	14,990	21,417
Parking									2,285	3,302	5,296
Other expense									3,541	5,078	5,057
Depreciation and amortization									29,809	51,483	75,215
Impairment of long-lived assets									0	23,218	233,399
Interest									80,301	129,246	167,273
Loss from early extinguishment of debt									0	399	485
Total expenses									155,151	278,244	583,180
Loss from discontinued operations before gains on settlement of debt and sale of real estate									(58,043)	(115,688)	(334,306)
Gains on settlement of debt									333,201	190,380	156,129
Gains on sale of real estate									106,942	73,844	14,689
Income (loss) from discontinued operations	$ 175,564	$ 108,148	$ 98,314	$ 74	$ (16,986)	$ 41,746	$ 150,306	$ (26,530)	$ 382,100	$ 148,536	$ (163,488)

Dispositions and Discontinued Operations Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired In-Place Leases
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,159
2014	886
2015	785
2016	651
2017	647
Thereafter	118
Total Finite-Lived Intangibles, Net	4,246	12,039
Acquired Below- Market Leases
Finite-Lived Intangible Assets [Line Items]
2013	(2,466)
2014	(1,027)
2015	(641)
2016	(455)
2017	(453)
Thereafter	(87)
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
US Bank Tower | Acquired In-Place Leases
Finite-Lived Intangible Assets [Line Items]
2013	77
2014	77
2015	63
2016	0
2017	0
Thereafter	0
Total Finite-Lived Intangibles, Net	217
US Bank Tower | Acquired Below- Market Leases
Finite-Lived Intangible Assets [Line Items]
2013	(606)
2014	(254)
2015	(133)
2016	0
2017	0
Thereafter	0
Total Finite-Lived Intangibles, Net	$ (993)

Dispositions and Discontinued Operations Rental Revenue, Disposal Group (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Future Minimum Rent Payments [Line Items]
2013	$ 108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
Total	824,857
US Bank Tower and Plaza Las Fuentes [Domain]
Schedule of Future Minimum Rent Payments [Line Items]
2013	22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
Total	$ 115,289

Income Taxes Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Expense [Line Items]
Tax Expense	$ 2,732	$ 1,892	$ 1,078
MPG Office Trust, Inc.
Tax Expense [Line Items]
Tax Expense	2,661	0	0
Taxable REIT Subsidiary [Member]
Tax Expense [Line Items]
Tax Expense	$ 71	$ 1,892	$ 1,078

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 845		$ 1,051
Federal [Member]
Operating Loss Carryforwards [Line Items]
Federal Taxable Income	126
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Alternative Miniumum Tax NOL Offset Percentage	90.00%
Income Subject to Alternative Minimum Tax Percentage	10.00%
Federal Alternative Minimum Tax Rate	20.00%
Federal Effective Tax Rate, Representing AMT	2.00%
Alternative Minimum Tax, Amount Incurred During Period	2.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	889		1,017
California Corporate Tax Rate	8.84%
California Alternative Minimum Tax Rate	6.65%
California Effective Tax Rate	0.67%
Alternative Minimum Tax, Amount Incurred During Period	0.2
MPG Office Trust, Inc. | Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	715		842
MPG Office Trust, Inc. | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	827		909
Taxable REIT Subsidiary [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	130	[1],[2]	209
Taxable REIT Subsidiary [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 62	[1],[2]	$ 108

[1]	Subsequent to December��31,��2012, we liquidated one of our TRS entities. See Note��21 ���Subsequent��Events.���
[2]	While we are still determining what business activities will be conducted at our TRS��entities in the future, it is not likely that we will utilize any of the December��31,��2012 NOL��carryforwards at these entities.

Income Taxes Deferred Tax Assets (Liabilites) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating losses ��� federal	$ 295,750		$ 367,840
Net operating losses ��� state	78,588		90,234
Capital losses - federal	1,788		0
Federal AMT credit	2,738		216
California enterprise zone credits (1)	265	[1]	736	[1]
Gross deferred tax assets	379,129		459,026
Valuation allowance	(379,129)		(459,026)
Net deferred tax assets	$ 0		$ 0

[1]	The California enterprise zone credits may be carried forward until fully exhausted and do not expire.

Fair Value Measurements - Nonrecurring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	$ 1,399	$ 65,984	$ 810,246
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	0	0	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure		0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	1,399	65,984	242,372
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	0	0	567,874
Assets Held-for-sale, Long Lived, Fair Value Disclosure		0
Total Losses
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, total losses	2,121	13,888	233,399
Assets associted with real estate held for sale, total losses		$ 9,330

Fair Value Measurements - Nonrecurring Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets	$ (2,121,000)	$ (23,218,000)		$ (233,399,000)
Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure	1,400,000	80,000,000		810,200,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000,000
Carrying amount [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure	3,500,000	103,200,000		1,043,600,000
Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate	2,100,000	23,200,000		233,400,000
2600 Michelson
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		13,900,000	[1]
2600 Michelson | Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure		66,000,000
2600 Michelson | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		13,900,000	[1]
San Diego Tech Center development rights and adjacent land parcel
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		9,300,000	[2]
San Diego Tech Center development rights and adjacent land parcel | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate		9,300,000	[2]
207 Goode, 17885 Von Karman and Pacific Arts Plaza [Member] | Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure				242,400,000
207 Goode, 17885 Von Karman and Pacific Arts Plaza [Member] | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets				23,300,000
Two California Plaza, 3800 Chapman, 801 North Brand, 701 North Brand, 700 North Central and Brea Campus [Member] | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate				$ 210,100,000

[1]	We recorded a $13.9��million impairment charge and a $58.6��million gain on settlement of debt during 2011 upon disposition of 2600��Michelson.
[2]	During 2011, we recorded a $9.3��million impairment charge to reduce our investment in land held for development at San��Diego Tech Center to its estimated fair value as of September��30,��2011.

Fair Value Measurements - Recurring (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total Fair Value
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	$ (13,325)
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	(13,325)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	$ 0

Financial Instruments - Cash Flow Hedge, Balance Sheet Location (Details) (Recurring, Interest rate swap, Designated as Hedging Instrument [Member], Accounts payable and other liabilities [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recurring | Interest rate swap | Designated as Hedging Instrument [Member] | Accounts payable and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Swap	$ 0	$ (13,325)

Financial Instruments - Cash Flow Hedges Reported in AOCL (Details) (Interest rate swap, USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2012 KPMG Tower	Dec. 31, 2011 KPMG Tower	Dec. 31, 2012 Cash Flow Hedging [Member] Interest Expense [Member]	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Expense [Member]	Dec. 31, 2010 Cash Flow Hedging [Member] Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion					$ 13,325,000	$ 20,456,000	$ 7,829,000
Notional Amount of Interest Rate Cash Flow Hedge Derivatives			425,000,000	425,000,000
Derivative, Collateral, Minimum Threshold of Anticipated Payments Required to Post Collateral	0	5,000,000
Collateral Already Posted, Aggregate Fair Value	0	9,900,000
Derivative, Amount of Hedged Item			400,000,000	400,000,000
Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations					$ 792,000	$ 1,235,000	$ (2,027,000)

Financial Instruments - Interest Rate Derivatives (Details) (Interest Rate Cap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 33.6		$ 142.6
Plaza Las Fuentes
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	33.6	[1]	33.6
Brea Campus
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 0		$ 109	[2]

[1]
[2]	The mortgage loan matured during 2012 and the cap expired.

Financial Instruments - Fair Value, Liabilities Measured on Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated fair value
Fair Value, Assets Measured on Recurring Basis [Line Items]
Mortgage loans	$ 1,413
Carrying amount [Member]
Fair Value, Assets Measured on Recurring Basis [Line Items]
Mortgage loans	$ 1,950

Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity Third party issuance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Amount Subject to Guarantees		$ 591.8		$ 591.8
Related Party, Lease Termination, Consideration Transferred			2.5
Opearting Partnership, Units redeemed					0		6,276,251
Shares issued, conversion of units						682,031		5,594,220
Related Party, Lease Termination, Consideration Transferred, Cash	2
Related Party, Lease Termination, Consideration Transferred, Other			0.5
Related Party, Lease Termination, Payments During Period		$ 0.9	$ 1.1

Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Requisite service period to participate	30 days
Company contribution annual vesting percentage	50.00%
Employer contribution to 401(k)	$ 0.4	$ 0.5	$ 0.4
First Anniversary
Defined Contribution Plan [Line Items]
Company contribution annual vesting percentage	50.00%
Second Anniversary
Defined Contribution Plan [Line Items]
Company contribution annual vesting percentage	50.00%

Rental Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
Total	$ 824,857

Rental Revenue Straight-line Revenue Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Continuing operations	$ 2,304	$ 1,187	$ 689
Discontinued operations	$ (566)	$ (26)	$ 4,398

Commitments and Contingencies - Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 266
2014	135
2015	136
2016	218
Total	755
Less: interest	(110)
Present value	$ 645

Commitments and Contingencies - Capital Leased Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Gross amount	$ 13,701	$ 13,958
Accumulated depreciation	(12,915)	(12,857)
Net amount	$ 786	$ 1,101

Commitments and Contingencies - Air Space Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Air Space Lease [Line Items]
2013	$ 288,000
2014	288,000
2015	289,000
2016	289,000
2017	288,000
Thereafter	2,862,000
Total	4,304,000
Plaza Las Fuentes
Air Space Lease [Line Items]
Air space lease expense	$ 300,000	$ 400,000	$ 500,000

Commitments and Contingencies - Lease Takeover Obligation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 799
2014	833
2015	841
2016	424
Lease takeover obligation	2,897
Less: future payments due from subtenant	(2,214)
Lease takeover obligation, net of future sublease payments	$ 683

Commitments and Contingencies - Operating Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Payments for Rent	$ 800,000	$ 1,000,000	$ 800,000
2013	820,000
2014	290,000
Future minimum payments due	1,110,000
Less: future payments due from subtenants	(922,000)
Future minimum payments due, net of future payments due from subtenants	$ 188,000

Commitments and Contingencies - Capital Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Commitments, Disposal Group [Line Items]
Contractual obligation	$ 37
Contractual obligation, due in 2014	1
Contractual obligation, due in 2015	4.2
Contractual obligation, due in 2016	0.3
Contractual obligation, due in 2017	8.8
Contractual obligation, due in 2018 and thereafter	2.6
Contractual obligation, during 2013	20.1
US Bank Tower
Capital Commitments, Disposal Group [Line Items]
Contractual Obligation, Dispsoal Group	1.2
Contractual Obligation, due 2013, Disposal Group	1.1
Contractual Obligation, due 2016, Disposal Group	0.1
Plaza Las Fuentes
Capital Commitments, Disposal Group [Line Items]
Contractual Obligation, Dispsoal Group	1.7
Contractual Obligation, due 2013, Disposal Group	0.8
Contractual Obligation, due 2016, Disposal Group	0.2
Contractual Obligations, due 2017, Disposal Group	$ 0.7

Commitments and Contingencies - Tenant Concentration (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental and tenant reimbursement revenue [Member] | Tenant concentration risk [Member] | Three Largest Tenants [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	28.00%	28.00%
Consolidated revenue [Member] | Property concentration risk [Member] | Wells Fargo Tower, KPMG Tower, Gas Company Tower and 777 Tower
Concentration Risk [Line Items]
Concentration risk, percentage	90.00%	94.00%	96.00%

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue from continuing operations	$ 43,673	$ 45,277	$ 44,185	$ 57,385	$ 47,781	$ 50,375	$ 49,187	$ 47,736	$ 190,520	$ 195,079	$ 195,148
Income (loss) from continuing operations	34,907	(13,139)	(18,142)	10,392	(13,840)	(11,379)	(11,633)	(13,457)	14,018	(50,309)	(34,450)
Income (loss) from discontinued operations	175,564	108,148	98,314	74	(16,986)	41,746	150,306	(26,530)	382,100	148,536	(163,488)
(Income) loss attributable to common units of the Operating Partnership	(612)	(2,373)	(8,222)	(657)	3,985	(2,915)	(15,483)	5,205	11,864	9,208	(25,926)
Preferred stock dividends	(4,638)	(4,637)	(4,638)	(4,637)	(4,637)	(4,637)	(4,766)	(4,766)	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	0	0	0	0	2,780	0	0	0	2,780	0
Net income (loss) available to common stockholders	$ 205,221	$ 87,999	$ 67,312	$ 5,172	$ (31,478)	$ 25,595	$ 118,424	$ (39,548)	$ 365,704	$ 72,993	$ (191,076)
Net income (loss) available to common stockholders per share - basic	$ 3.56	$ 1.57	$ 1.32	$ 0.1	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.77	$ 1.47	$ (3.92)
Weighted average number of common shares outstanding - basic	57,634,484	56,118,506	51,285,961	51,048,621	50,676,545	49,961,007	49,040,268	49,016,989	54,043,655	49,682,202	48,770,326
Net income (loss) available to common stockholders per share ��� diluted	$ 3.52	$ 1.57	$ 1.32	$ 0.1	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.71	$ 1.47	$ (3.92)
Weighted average number of common and common equivalent shares ��� diluted	58,324,838	56,118,506	51,285,961	51,758,710	50,676,545	49,961,007	49,040,268	49,016,989	54,531,562	49,682,202	48,770,326

Investments in Real Estate - Summary of Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Impairment of long-lived assets	$ 2,121,000		$ 23,218,000	$ 233,399,000
Life used for depreciation, furniture, fixtures and equipment	5 years
Real estate for federal income tax purposes	1,400,000,000
Low [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation, buildings and improvements	25 years
High [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation, buildings and improvements	50 years
Office Properties
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,950,281,000
Initial Cost to Company, Land	143,683,000	[1]
Initial Cost to Company, Buildings and Improvements	267,599,000
Costs Capitalized Subsequent to Acquisition, Improvements	1,198,937,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	99,351,000
Gross Amount of Which Carried at Close of Period, Land	231,351,000	[2]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	1,478,219,000
Gross Amount of Which Carried at Close of Period, Total	1,709,570,000	[3]
Accumulated Depreciation	(541,614,000)	[4]
Office Properties | Gas Company Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	458,000,000
Initial Cost to Company, Land	33,425,000
Initial Cost to Company, Buildings and Improvements	16,043,000
Costs Capitalized Subsequent to Acquisition, Improvements	280,707,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	54,464,000
Gross Amount of Which Carried at Close of Period, Land	59,588,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	325,051,000
Gross Amount of Which Carried at Close of Period, Total	384,639,000
Accumulated Depreciation	(117,612,000)	[4]
Office Properties | US Bank Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	260,000,000	[5],[6]
Initial Cost to Company, Land	21,233,000	[5],[6]
Initial Cost to Company, Buildings and Improvements	0	[5],[6]
Costs Capitalized Subsequent to Acquisition, Improvements	279,614,000	[5],[6]
Costs Capitalized Subsequent to Acquisition, Carrying Costs	38,122,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Land	41,183,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	297,786,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Total	338,969,000	[5],[6]
Accumulated Depreciation	(97,906,000)	[4],[5],[6]
Office Properties | Wells Fargo Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	550,000,000
Initial Cost to Company, Land	4,073,000
Initial Cost to Company, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition, Improvements	318,960,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0	[7]
Gross Amount of Which Carried at Close of Period, Land	33,795,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	289,238,000
Gross Amount of Which Carried at Close of Period, Total	323,033,000
Accumulated Depreciation	(118,710,000)	[4]
Office Properties | 777 Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	273,000,000
Initial Cost to Company, Land	34,864,000
Initial Cost to Company, Buildings and Improvements	251,556,000
Costs Capitalized Subsequent to Acquisition, Improvements	25,825,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0
Gross Amount of Which Carried at Close of Period, Land	34,864,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	277,381,000
Gross Amount of Which Carried at Close of Period, Total	312,245,000
Accumulated Depreciation	(72,122,000)	[4]
Office Properties | KPMG Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	365,000,000	[5]
Initial Cost to Company, Land	4,666,000	[5]
Initial Cost to Company, Buildings and Improvements	0	[5],[7]
Costs Capitalized Subsequent to Acquisition, Improvements	242,169,000	[5]
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0	[7]
Gross Amount of Which Carried at Close of Period, Land	15,386,000	[5]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	231,449,000	[5]
Gross Amount of Which Carried at Close of Period, Total	246,835,000	[5]
Accumulated Depreciation	(103,171,000)	[4],[5]
Office Properties | Miscellaneous investments
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	44,281,000	[8]
Initial Cost to Company, Land	45,422,000	[8]
Initial Cost to Company, Buildings and Improvements	0	[8]
Costs Capitalized Subsequent to Acquisition, Improvements	51,662,000	[8]
Costs Capitalized Subsequent to Acquisition, Carrying Costs	6,765,000	[8]
Gross Amount of Which Carried at Close of Period, Land	46,535,000	[2],[8]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	57,314,000	[8]
Gross Amount of Which Carried at Close of Period, Total	103,849,000	[8]
Accumulated Depreciation	$ (32,093,000)	[4],[8]

[1]	Amounts shown in ���Land��� include land and land held for development.
[2]	During 2012, we recorded a $2.1��million impairment charge as part of continuing operations to write down land to its estimated fair value.
[3]	The aggregate gross cost of our investments in real estate for federal income tax purposes approximated $1.4��billion (unaudited) as of December��31,��2012.
[4]	Depreciation in the consolidated statements of operations is computed on a straight-line basis over the following estimated useful lives: buildings and improvements (25 to 50��years); tenant improvements (the shorter of the estimated useful life or lease term); and furniture, fixtures and equipment (5 years).
[5]	US Bank Tower includes the Westlawn off-site parking garage and the KPMG Tower includes the X-2��off-site parking garage.
[6]	On June��18,��2013, we sold US��Bank Tower and the Westlawn off-site parking garage. See Note��21 ���Subsequent��Events.���
[7]	Information on carrying costs capitalized is not available; such costs are included with improvements for the Wells Fargo Tower and KPMG Tower.
[8]	Includes amounts attributable to Plaza Las Fuentes, which was sold on July��18,��2013. See Note��21 ���Subsequent��Events.���

Investments in Real Estate - Reconciliation of Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Real Estate
Balance at beginning of period	$ 2,586,980	$ 3,063,186	$ 3,852,198
Improvements	14,967	12,227	21,742
Dispositions	(890,256)	(462,618)	(599,184)
Impairment charges	(2,121)	(9,330)	(210,122)
Transfer to assets associated with real estate held for sale	0	(14,000)	0
Other	0	(2,485)	(1,448)
Balance at close of period	1,709,570	2,586,980	3,063,186
Accumulated Depreciation
Balance at beginning of period	(659,408)	(668,328)	(659,753)
Depreciation expense	(62,563)	(82,345)	(103,022)
Dispositions	180,357	91,265	94,447
Balance at close of period	$ (541,614)	$ (659,408)	$ (668,328)

Subsequent Events (Details) (USD $)	12 Months Ended						1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Subsequent Event Issuance of Equity	Jun. 21, 2013 Subsequent Event Issuance of Equity	Jun. 27, 2013 Subsequent Event Issuance of Equity	Jan. 30, 2013 Subsequent Event Issuance of Equity Noncontrolling Interests	Jun. 27, 2013 Subsequent Event Issuance of Equity Noncontrolling Interests	Jun. 18, 2013 US Bank Tower Subsequent Event	Jul. 18, 2013 Plaza Las Fuentes Subsequent Event	Apr. 24, 2013 Common Stock	Apr. 24, 2013 Common Stock Proposed merger	Dec. 31, 2012 7.625% Series A Preferred Stock	Apr. 24, 2013 7.625% Series A Preferred Stock Proposed merger
Subsequent Event [Line Items]
Opearting Partnership, Units redeemed				0		6,276,251	35,000			35,000	110,000
Shares issued, conversion of units					682,031		35,000	110,000	110,000
Proceeds from dispositions of real estate	$ 20,950,000	$ 136,506,000	$ 331,883,000									$ 367,500,000	$ 75,000,000
Expected net proceeds from sale of real estate	$ 21,000,000	$ 20,300,000	$ 0									$ 103,000,000	$ 30,000,000
Merger Consideration, common stock														$ 3.15	$ 3.15
Sale of Stock, Price Per Share																	$ 25
Preferred stock, dividend rate, percentage																7.63%
Preferred stock, par value	$ 0.01	$ 0.01